UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-24005

Thornburg ETF Trust

(Exact name of registrant as specified in charter)

c/o Thornburg Investment Management, Inc.

2300 North Ridgetop Road, Santa Fe, New Mexico 87506

(Address of principal executive offices) (Zip code)

Garrett Thornburg, 2300 North Ridgetop Road, Santa Fe, New Mexico 87506

(Name and address of agent for service)

Registrant’s telephone number, including area code: 505-984-0200

Date of fiscal year end: August 31, 2026

Date of reporting period: August 31, 2026

Item 1. Reports to Stockholders

(a)       The following are the reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Thornburg Core Plus Bond ETF Tailored Shareholder Report

Thornburg Core Plus Bond ETF TICKER: TPLS | NASDAQ Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Core Plus Bond ETF for the period from September 1, 2025 to August 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1‑800-847‑0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund outperformed the Bloomberg U.S. Aggregate Total Return Index Value USD (the “Index”) during the 12-month period ended August 31, 2026.

Fixed income markets navigated a sharp shift in expectations issued by the Federal Reserve, from anticipated interest rate cuts in late 2025 to a more hawkish policy stance by mid-2026, as Treasury bond yields rose amid persistent fiscal and inflation concerns. Credit spreads remained tight throughout the period, while a record municipal bond issuance influenced the broader credit market environment.

Active yield curve positioning within U.S. Treasury securities and broad-based security selection within the Fund contributed positively to performance relative to the Index. However, the Fund’s allocation effect and duration positioning detracted from relative performance.

How did the Fund perform since inception?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/etfs/ecb/TPLS or call 1‑800-847‑0200.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Thornburg Core Plus Bond ETF	$46.00	0.45%

Thornburg Core Plus Bond ETF Tailored Shareholder Report	8/31/26 TH6458

Annual Performance	1 Year
Core Plus Bond ETF	2.26%
Bloomberg U.S. Aggregate Total Return Index Value USD	1.89%

Key Fund Statistics

(as of August 31, 2026 )

Fund Size (Millions)	$14.8M
Number of Holdings	345
Portfolio Turnover	68.33%
Total Advisory Fee	$0.1M

What did the Fund invest in?

(as of August 31, 2026 )

Credit Quality Ratings*	(%)
U.S. Government	31.9
AAA	18.1
AA	5.3
A	11.4
BBB	21.0
Below Invest. Grade	6.0
NR	4.1
Cash Equivalents & Other	2.1

Expressed as a percentage of the Fund’s net assets.

*	Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 30, 2026 at https://www.thornburg.com/download or upon request by calling 1‑800-847‑0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg ETFs are distributed by ALPS Distributors, Inc.

Thornburg International Equity ETF Tailored Shareholder Report

Thornburg International Equity ETF TICKER: TXUE | NASDAQ Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg International Equity ETF for the period from September 1, 2025 to August 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1‑800-847‑0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund outperformed the MSCI EAFE Net Total Return USD Index (the “Index”) during the 12-month period ended August 31, 2026.

Despite markets navigating shifts in inflation and monetary policy expectations, global growth remained resilient but uneven. Regional equity security performance exhibited wide dispersion and changing market leadership amid heightened geopolitical risk and currency volatility.

The Fund’s sector allocations in health care and consumer staples contributed to performance relative to the Index, while allocations to financials and information technology sectors were detriments to relative performance. From a stock selection perspective, financials and communication services were the leading contributors to performance relative to the Index, while information technology and consumer discretionary were the primary detractors to relative performance.

By geography, stock selection in the United Kingdom and France contributed most to performance relative to the Index, while stock selection and an underweight allocation to Japan were the leading detractors to relative performance. An overweight allocation to Emerging Asia (an economic classification encompassing countries like China, India, Vietnam, Malaysia, Indonesia, Thailand, and the Philippines) also contributed positively to relative performance.

How did the Fund perform since inception?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/etfs/eie/TXUE or call 1‑800-847‑0200.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Thornburg International Equity ETF	$73.00	0.65%

Thornburg International Equity ETF Tailored Shareholder Report	8/31/26 TH6456

Annual Performance	1 Year
International Equity ETF	22.38%
MSCI EAFE Net Total Return USD Index	21.62%

Key Fund Statistics

(as of August 31, 2026 )

Fund Size (Millions)	$558.0M
Number of Holdings	50
Portfolio Turnover	10.04%
Total Advisory Fee	$2.5M

What did the Fund invest in?

(as of August 31, 2026 )

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	0.0
Mid Cap ($2.5-12 B)	0.0
Large Cap (>$12 B)	100.0

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 30, 2026 at https://www.thornburg.com/download or upon request by calling 1‑800-847‑0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg ETFs are distributed by ALPS Distributors, Inc.

Thornburg International Growth ETF Tailored Shareholder Report

Thornburg International Growth ETF TICKER: TXUG | NASDAQ Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg International Growth ETF for the period from September 1, 2025 to August 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1‑800-847‑0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund underperformed the MSCI EAFE Growth Net Total Return USD Index (the “Index”) during the 12-month period ended August 31, 2026.

Despite markets navigating shifts in inflation and monetary policy expectations, global growth remained resilient but uneven. Regional equity security performance exhibited wide dispersion and changing market leadership amid heightened geopolitical risk and currency volatility.

The Fund’s sector allocations in information technology and consumer staples contributed to performance relative to the Index, while allocations to industrials and communication services were detriments to relative performance. From a stock selection perspective, financials and utilities were the leading contributors to performance relative to the Index, while consumer discretionary and communication services were the primary detractors to relative performance.

By geography, allocation effects in Taiwan and the Netherlands contributed most to performance relative to the Index, while allocations to Brazil and Japan were the leading detractors to relative performance. From a stock selection perspective, the United Kingdom and the Netherlands were the top contributors to performance relative to the Index, while Switzerland and Japan were the most significant detractors to relative performance.

How did the Fund perform since inception?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/etfs/eig/TXUG or call 1‑800-847‑0200.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Thornburg International Growth ETF	$73.00	0.70%

Thornburg International Growth ETF Tailored Shareholder Report	8/31/26 TH6457

Annual Performance	1 Year
International Growth ETF	8.21%
MSCI EAFE Growth Net Total Return USD Index	14.89%

Key Fund Statistics

(as of August 31, 2026 )

Fund Size (Millions)	$4.4M
Number of Holdings	44
Portfolio Turnover	40.62%
Total Advisory Fee	$33,961

What did the Fund invest in?

(as of August 31, 2026 )

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	2.1
Mid Cap ($2.5-12 B)	6.6
Large Cap (>$12 B)	91.3

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 30, 2026 at https://www.thornburg.com/download or upon request by calling 1‑800-847‑0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg ETFs are distributed by ALPS Distributors, Inc.

Thornburg Multi Sector Bond ETF Tailored Shareholder Report

Thornburg Multi Sector Bond ETF TICKER: TMB | NASDAQ Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Multi Sector Bond ETF for the period from September 1, 2025 to August 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1‑800-847‑0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund outperformed the Bloomberg U.S. Universal Total Return Index Value Unhedged (the “Index”) during the 12-month period ended August 31, 2026.

Fixed income markets navigated a sharp shift in expectations issued by the Federal Reserve, from anticipated interest rate cuts in late 2025 to a more hawkish policy stance by mid-2026, as Treasury bond yields rose amid persistent fiscal and inflation concerns. Credit spreads remained tight throughout the period, while a record municipal bond issuance influenced the broader credit market environment.

Security selection within corporate bonds and duration positioning were the primary contributors to performance relative to the Index. However, the Fund’s yield curve positioning detracted from relative performance.

How did the Fund perform since inception?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/etfs/emb/TMB or call 1‑800-847‑0200.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Thornburg Multi Sector Bond ETF	$56.00	0.55%

Thornburg Multi Sector Bond ETF Tailored Shareholder Report	8/31/26 TH6459

Annual Performance	1 Year
Multi Sector Bond ETF	2.73%
Bloomberg U.S. Aggregate Total Return Index Value USD	1.89%
Bloomberg U.S. Universal Total Return Index Value Unhedged	2.23%

Key Fund Statistics

(as of August 31, 2026 )

Fund Size (Millions)	$259.4M
Number of Holdings	635
Portfolio Turnover	93.82%
Total Advisory Fee	$0.7M

What did the Fund invest in?

(as of August 31, 2026 )

Fixed Income Credit Quality*	(%)
U.S. Government	30.6
AAA	15.4
AA	5.6
A	9.7
BBB	22.5
Below Invest. Grade	12.2
NR	2.7
Cash Equivalents & Other	1.3

Expressed as a percentage of the Fund’s net assets.

*	Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 30, 2026 at https://www.thornburg.com/download or upon request by calling 1‑800-847‑0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg ETFs are distributed by ALPS Distributors, Inc.

Thornburg Premium Income Builder ETF Tailored Shareholder Report

Thornburg Premium Income Builder ETF TICKER: THOR | NASDAQ Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Premium Income Builder ETF for the period from June 22, 2026 to August 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1‑800-847‑0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund outperformed the MSCI World Net Total Return USD Index (the “Index”) during the period from the Fund’s inception on June 22, 2026 to August 31, 2026.

Despite markets navigating shifts in inflation and monetary policy expectations, global growth remained resilient but uneven. Regional equity security performance exhibited wide dispersion and changing market leadership amid heightened geopolitical risk and currency volatility.

The Fund’s sector allocations in energy and financials contributed positively to performance relative to the Index, while allocations to communication services and utilities detracted from relative performance. From a stock selection perspective, communication services and industrials were the leading contributors to performance relative to the Index, while energy and information technology were the primary detractors to relative performance.

By geography, stock selections in the United States and the Netherlands were the strongest contributors to performance relative to the Index while selections in Italy and Canada were the leading detractors to relative performance. Allocation effects in the Netherlands and South Korea also contributed positively to performance relative to the Index, while allocations to the United Kingdom and the United States detracted from relative performance.

How did the Fund perform since inception?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/etfs/eib/THOR/ or call 1‑800-847‑0200.

Cumulative Performance

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Thornburg Premium Income Builder ETF	$16.00	0.79%

Fund costs may be higher for a full one-year period.

Thornburg Premium Income Builder ETF Tailored Shareholder Report	8/31/26 TH6830

Annual Performance	Since Inception (06/22/2026)
Premium Income Builder ETF	5.32%
MSCI World Net Total Return USD Index	3.21%

Key Fund Statistics

(as of August 31, 2026 )

Fund Size (Millions)	$23.7M
Number of Holdings	58
Portfolio Turnover	2.43%
Total Advisory Fee	$23,955

What did the Fund invest in?

(as of August 31, 2026 )

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	1.9
Mid Cap ($2.5-12 B)	2.4
Large Cap (>$12 B)	95.8

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since June 22, 2026. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 30, 2026 at https://www.thornburg.com/download or upon request by calling 1‑800-847‑0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg ETFs are distributed by ALPS Distributors, Inc.

(b)       Not applicable.

Item 2. Code of Ethics

Thornburg ETF Trust (the “Trust”) has adopted a code of ethics described in Item 2 of Form N-CSR. A copy of the code of ethics is filed as an exhibit to this Form N-CSR. The Trust has not made any substantive amendments to its code of ethics during the period covered by this report, nor has the Trust granted any waivers from any provisions of its code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert

The Trustees of the Trust have determined that four members of the Trust’s audit committee, Lisa Black, Sally Corning, James Weyhrauch, and Patrick Talamantes, are each audit committee financial experts as defined in Item 3 of Form N-CSR. Ms. Black, Ms. Corning, Mr. Weyhrauch, and Mr. Talamantes are each independent for purposes of Item 3 of Form N-CSR. The Trustees’ determinations in this regard were based upon their current understandings of the definition of “audit committee financial expert” and current interpretations of the definition. The Trustees call attention to the lack of clarity in the definition, and that shareholders and prospective investors may wish to evaluate independently this definition and the qualifications of the Trust’s audit committee. The definition of “audit committee financial expert,” together with comments on the definition, is set forth in the Securities and Exchange Commission’s website (www.sec.gov).

Item 4. Principal Accountant Fees and Services

Below are the amount of fees that PricewaterhouseCoopers LLP (“PWC”), the Trust’s registered independent public accounting firm, billed to the Trust during the Trust’s fiscal year ended August 31, 2026. The Trust was not in operation during the previous fiscal year, as such no information is presented.

(a)	Audit Fees

The aggregate fees billed to the Trust in the last fiscal year ended August 31, 2026 for the audit of the Trust’s financial statements and for services that are normally provided by PWC, registered independent public accounting firm, in connection with statutory and regulatory filings or requirements was $0.

(b)	Audit-Related Fees

The fees billed to the Trust by PWC in the last fiscal year ended August 31, 2026 for assurance and related services that are reasonably related to the audit or review of the Trust’s financial statements (and that are not reflected in “Audit Fees,” above) was $0.

(c)	Tax Fees

The fees billed to the Trust by PWC in the last fiscal year ended August 31, 2026 for professional services rendered by PWC for tax compliance, tax advice or tax planning, including amounts paid in connection with filing foreign tax reclaims, was $0.

(d)	All Other Fees

The fees billed to the Trust by PWC in the last fiscal year ended August 31, 2026 for all other services rendered by PWC to the Trust was $0.

(e)	Audit Committee Pre-Approval Policies and Procedures

As of August 31, 2026, the Trust’s Audit Committee has not adopted pre-approval policies and procedures.

(f)	Not applicable.

(g)	The aggregate non-audit fees billed by PWC to the Trust for the fiscal year ended August 31, 2026 was $0. PWC performs no services for the investment advisor, the Funds’ principal underwriter or any other person controlling, controlled by, or under common control with the investment advisor which provides ongoing services to the Funds, and accordingly PWC did not bill any non-audit fees to those persons.

(h)	Not applicable

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	The schedule of investments for each Fund is filed as part of item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

The following financial statements and financial highlights are attached hereto, in order:

Thornburg Core Plus Bond ETF

Thornburg Multi Sector Bond ETF

Thornburg International Equity ETF

Thornburg International Growth ETF

Thornburg Premium Income Builder ETF

ANNUAL FINANCIAL STATEMENTS | AUGUST 31, 2026

THORNBURG ETF TRUST

Fixed Income

Thornburg Core Plus Bond ETF

Thornburg Multi Sector Bond ETF

Equity

Thornburg International Equity ETF

Thornburg International Growth ETF

Thornburg Premium Income Builder ETF

Annual Financial Statements | August 31, 2026

Investments carry risks, including possible loss of principal. Investments in equity securities are subject to additional risks, such as greater market fluctuations. Additional risks may be associated with investments outside the United States, especially in emerging markets, including currency fluctuations, illiquidity, volatility, and political and economic risks. Investments in small- and mid-capitalization companies may increase the risk of greater price fluctuations. Portfolios investing in bonds have the same interest rate, inflation, and credit risks that are associated with the underlying bonds. The value of bonds will fluctuate relative to changes in interest rates, decreasing when interest rates rise. This effect is more pronounced for longer-term bonds. Unlike bonds, bond funds have ongoing fees and expenses. Investments in lower rated and unrated bonds may be more sensitive to default, downgrades, and market volatility; these investments may also be less liquid than higher rated bonds. A short position will lose value as the security’s price increases. Theoretically, the loss on a short sale can be unlimited. Investments in derivatives are subject to the risks associated with the securities or other assets underlying the pool of securities, including illiquidity and difficulty in valuation. Please see the Funds’ prospectus for a discussion of the risks associated with an investment in the Funds. Investments in the Funds are not FDIC insured, nor are they deposits of or guaranteed by a bank or any other entity.

Annual Financial Statements | 3

Schedule of Investments

Thornburg Core Plus Bond ETF | August 31, 2026

	ISSUER-DESCRIPTION	SHARES/ PRINCIPAL AMOUNT	VALUE

	PREFERRED STOCK — 0.4%

	INSURANCE — 0.4%
	Insurance — 0.4%
[a]	Reinsurance Group of America, Inc., 7.125% (5-Yr. CMT + 3.46%), 10/15/2052	2,300	$59,018
			59,018
	TOTAL PREFERRED STOCK (Cost $58,723)		59,018

	ASSET BACKED SECURITIES — 10.4%

	AUTO RECEIVABLES — 3.0%
[b]	BOF VII AL Funding Trust I, Series 2023-CAR3 Class B, 6.632% due 7/26/2032	$16,329	16,468
[b]	DT Auto Owner Trust, Series 2022-2A Class D, 5.46% due 3/15/2028	48,890	48,915
	Exeter Automobile Receivables Trust, Series 2022-6A Class D, 8.03% due 4/6/2029	35,187	35,600
[b]	FHF Issuer Trust, Series 2025-2A Class A2, 5.75% due 5/15/2030	39,682	39,851
	GLS Auto Receivables Issuer Trust,
[b]	Series 2022-1A Class D, 3.97% due 1/18/2028	2,554	2,554
[b]	Series 2022-2A Class D, 6.15% due 4/17/2028	10,017	10,046
	Lobel Automobile Receivables Trust,
[b]	Series 2023-2 Class C, 10.04% due 6/15/2029	38,031	38,105
[b]	Series 2026-1 Class A, 4.88% due 10/16/2028	39,984	40,010
[b]	OCCU Auto Receivables Trust, Series 2022-1A Class A4, 5.69% due 11/15/2029	50,518	50,741
[b,c]	Oscar U.S. Funding XIII LLC, Series 2021-2A Class A4, 1.27% due 9/11/2028	2,936	2,934
[b]	Research-Driven Pagaya Motor Asset Trust, Series 2025-5A Class A2, 4.575% due 6/26/2034	28,187	28,195
	Santander Drive Auto Receivables Trust,
	Series 2022-7 Class C, 6.69% due 3/17/2031	41,329	41,718
	Series 2024-4 Class A3, 4.85% due 1/16/2029	10,403	10,407
	Series 2026-1 Class A2, 4.04% due 3/15/2029	35,088	35,051
[b]	Veros Auto Receivables Trust, Series 2025-1 Class A, 5.31% due 9/15/2028	17,841	17,863
[b]	Wheels Fleet Lease Funding 1 LLC, Series 2023-2A Class A, 6.46% due 8/18/2038	17,739	17,824
			436,282
	OTHER ASSET BACKED — 5.9%
[b]	321 Henderson Receivables I LLC, Series 2004-A Class A2, 5.538% due 9/15/2045	42,990	42,990
[b]	ACHD Trust, Series 2025-DS1 Class A, 5.978% due 1/9/2034	7,484	7,487
[b]	DailyPay Securitization Trust, Series 2025-1A Class A, 5.63% due 6/26/2028	100,000	100,098
[b]	DataBank Issuer LLC, Series 2024-1A Class A2, 5.30% due 1/26/2054	50,000	49,335
	Goodgreen Trust,
[b]	Series 2020-1A Class A, 2.63% due 4/15/2055	63,109	52,422
[b]	Series 2021-1A Class A, 2.66% due 10/15/2056	47,975	39,947
[b]	InStar Leasing III LLC, Series 2021-1A Class A, 2.30% due 2/15/2054	75,761	72,516
[b]	Loanpal Solar Loan Ltd., Series 2021-1GS Class A, 2.29% due 1/20/2048	81,152	67,330
[b]	Mariner Finance Issuance Trust, Series 2021-AA Class A, 1.86% due 3/20/2036	37,448	37,170
[b]	Marlette Funding Trust, Series 2021-3A Class D, 2.53% due 12/15/2031	12,633	12,633
	Mosaic Solar Loan Trust,
[b]	Series 2018-1A Class A, 4.01% due 6/22/2043	73,152	67,996
[b]	Series 2020-2A Class B, 2.21% due 8/20/2046	64,407	51,168
[b]	Pagaya AI Debt Grantor Trust, Series 2026-2 Class A1, 4.522% due 4/15/2027	58,761	58,764
	Reach ABS Trust,
[b]	Series 2024-1A Class B, 6.29% due 2/18/2031	19,435	19,474
[b]	Series 2026-2A Class A, 4.34% due 2/15/2035	77,445	77,375
[b]	Retained Vantage Data Centers Issuer LLC, Series 2023-2A Class A2, 5.05% due 9/15/2048	50,000	48,194
[b]	Service Experts Issuer LLC, Series 2021-1A Class A, 2.67% due 2/2/2032	41,348	40,986
[b]	Theorem Funding Trust, Series 2022-3A Class B, 8.95% due 4/15/2029	32,296	32,521
			878,406
	STUDENT LOAN — 1.5%
[a,b]	College Ave Student Loans LLC, Series 2019-A Class A1, 5.182% (TSFR1M + 1.51%) due 12/28/2048	59,908	60,103
[b]	Navient Private Education Refi Loan Trust, Series 2019-CA Class A2, 3.13% due 2/15/2068	42,818	42,517
[a]	SLM Student Loan Trust, Series 2012-1 Class A3, 4.708% (SOFR30A + 1.06%) due 9/25/2028	34,934	33,988

4 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Core Plus Bond ETF | August 31, 2026

	ISSUER-DESCRIPTION	SHARES/ PRINCIPAL AMOUNT	VALUE

[b]	SMB Private Education Loan Trust, Series 2018-B Class A2A, 3.60% due 1/15/2037	$35,789	$35,614
[a,b]	Towd Point Asset Trust, Series 2021-SL1 Class D, 5.467% (TSFR1M + 1.81%) due 11/20/2061	50,000	49,157
			221,379
	TOTAL ASSET BACKED SECURITIES (Cost $1,543,413)		1,536,067

	CORPORATE BONDS — 35.2%

	AUTOMOBILES & COMPONENTS — 0.4%
	Automobiles — 0.4%
[a]	American Honda Finance Corp., 4.268% (SOFR + 0.62%) due 12/11/2026	27,000	27,014
	Hyundai Capital America,
[b]	4.30% due 9/24/2027	17,000	16,932
[b]	5.15% due 3/27/2030	17,000	16,967
			60,913
	BANKS — 0.7%
	Banks — 0.7%
	Bank of New York Mellon Corp.,
[a]	4.975% (SOFR + 1.09%) due 3/14/2030	17,000	17,067
[a,d]	Series I, 3.75% (5-Yr. CMT + 2.63%) due 12/20/2026	39,000	38,791
[a]	Santander Holdings USA, Inc., 5.741% (SOFR + 1.88%) due 3/20/2031	17,000	17,222
[a]	U.S. Bancorp, 5.10% (SOFR + 1.25%) due 7/23/2030	17,000	17,088
[a]	Wells Fargo & Co., 5.574% (SOFR + 1.74%) due 7/25/2029	17,000	17,233
			107,401
	CAPITAL GOODS — 0.7%
	Aerospace & Defense — 0.2%
[b]	BWX Technologies, Inc., 4.125% due 4/15/2029	17,000	16,466
[b]	TransDigm, Inc., 6.375% due 3/1/2029	17,000	17,246
	Machinery — 0.4%
[b]	Mueller Water Products, Inc., 4.00% due 6/15/2029	17,000	16,381
[c]	nVent Finance SARL, 2.75% due 11/15/2031	17,000	14,976
	Regal Rexnord Corp., 6.30% due 2/15/2030	17,000	17,515
	Trading Companies & Distributors — 0.1%
	LKQ Corp., 6.25% due 6/15/2033	17,000	17,406
			99,990
	COMMERCIAL & PROFESSIONAL SERVICES — 0.8%
	Commercial Services & Supplies — 0.8%
[b]	Clean Harbors, Inc., 5.125% due 7/15/2029	35,000	34,707
	CoreCivic, Inc., 8.25% due 4/15/2029	17,000	17,634
	Equifax, Inc.,
	5.00% due 8/15/2029	9,000	9,003
	5.10% due 12/15/2027	17,000	17,094
	5.65% due 8/15/2033	3,000	3,005
	Global Payments, Inc., 4.50% due 11/15/2028	34,000	33,533
			114,976
	CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL — 0.3%
	Specialty Retail — 0.3%
	Ferguson Enterprises, Inc., 4.35% due 3/15/2031	35,000	34,041
	Genuine Parts Co., 4.95% due 8/15/2029	17,000	16,904
			50,945
	CONSUMER DURABLES & APPAREL — 0.4%
	Leisure Products — 0.4%
	Mattel, Inc., 5.00% due 11/17/2030	13,000	12,845
	Polaris, Inc.,
	5.60% due 3/1/2031	27,000	26,750
	6.95% due 3/15/2029	17,000	17,675
			57,270

See notes to financial statements.	Annual Financial Statements | 5

Schedule of Investments, Continued

Thornburg Core Plus Bond ETF | August 31, 2026

	ISSUER-DESCRIPTION	SHARES/ PRINCIPAL AMOUNT	VALUE

	CONSUMER SERVICES — 0.6%
	Diversified Consumer Services — 0.2%
	Service Corp. International, 5.75% due 10/15/2032	$35,000	$34,972
	Hotels, Restaurants & Leisure — 0.1%
[b]	Papa John’s International, Inc., 3.875% due 9/15/2029	17,000	15,781
	Transportation Infrastructure — 0.3%
[b,c]	Sydney Airport Finance Co. Pty. Ltd., 5.248% due 3/26/2036	42,000	40,735
			91,488
	CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.1%
	Consumer Staples Distribution & Retail — 0.1%
[b]	U.S. Foods, Inc., 4.75% due 2/15/2029	17,000	16,783
			16,783
	ENERGY — 2.1%
	Oil, Gas & Consumable Fuels — 2.1%
[b]	Cameron LNG LLC, 3.402% due 1/15/2038	31,000	26,604
[b]	Columbia Pipelines Holding Co. LLC, 5.097% due 10/1/2031	34,000	33,611
[b]	Columbia Pipelines Operating Co. LLC, 5.927% due 8/15/2030	7,000	7,205
[a,c]	Enbridge, Inc., Series 2017-A, 5.50% (TSFR3M + 3.68%) due 7/15/2077	42,000	41,849
[b,c]	Energean Israel Finance Ltd., 8.50% due 9/30/2033	17,000	17,849
	Energy Transfer LP,
	5.20% due 4/1/2030	19,000	19,120
	6.05% due 12/1/2026	16,000	16,044
[a,d]	Series B, 6.625% (TSFR3M + 4.42%) due 2/15/2028	30,000	30,167
	Kinder Morgan Energy Partners LP, 5.80% due 3/15/2035	17,000	17,260
[c]	Petroleos Mexicanos, 7.69% due 1/23/2050	14,000	12,760
	South Bow USA Infrastructure Holdings LLC, 5.026% due 10/1/2029	17,000	16,917
	Sunoco LP,
[b]	5.875% due 7/15/2027	25,000	25,038
[b]	7.25% due 5/1/2032	17,000	17,585
[b]	Whistler Pipeline LLC, 5.70% due 9/30/2031	24,000	24,291
			306,300
	EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.4%
	Diversified REITs — 1.4%
	American Tower Corp., 4.90% due 3/15/2030	21,000	20,893
[b]	American Tower Trust, 3.652% due 3/15/2048	50,000	48,928
	Crown Castle, Inc.,
	4.90% due 9/1/2029	7,000	6,975
	5.80% due 3/1/2034	17,000	17,115
	Extra Space Storage LP, 3.90% due 4/1/2029	23,000	22,407
[b]	Iron Mountain Information Management Services, Inc., 5.00% due 7/15/2032	14,000	13,350
	SBA Communications Corp., 5.15% due 7/15/2031	6,000	5,952
[b]	SBA Tower Trust, 1.631% due 5/15/2051	70,000	69,597
			205,217
	FINANCIAL SERVICES — 3.3%
	Capital Markets — 1.3%
	Brookfield Asset Management Ltd.,
[c]	4.832% due 4/15/2031	15,000	14,695
[c]	5.795% due 4/24/2035	11,000	11,013
	Hercules Capital, Inc., 3.375% due 1/20/2027	52,000	51,680
	LPL Holdings, Inc.,
[b]	4.00% due 3/15/2029	24,000	23,290
	5.15% due 6/15/2030	21,000	20,876
	Main Street Capital Corp.,
	5.40% due 8/15/2028	35,000	34,960
	6.50% due 6/4/2027	17,000	17,177
	TPG Operating Group II LP, 4.875% due 5/15/2031	20,000	19,537
	Consumer Finance — 0.4%
[a]	Capital One Financial Corp., 7.149% (SOFR + 2.44%) due 10/29/2027	17,000	17,066

6 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Core Plus Bond ETF | August 31, 2026

	ISSUER-DESCRIPTION	SHARES/ PRINCIPAL AMOUNT	VALUE

	FirstCash, Inc.,
[b]	5.625% due 1/1/2030	$17,000	$16,847
[b]	6.875% due 3/1/2032	17,000	17,352
	Financial Services — 1.5%
[a]	Bank of America Corp., 5.162% (SOFR + 1.00%) due 1/24/2031	30,000	30,110
	Citigroup, Inc.,
[a]	3.785% (SOFR + 1.94%) due 3/17/2033	23,000	21,324
[a]	4.542% (SOFR + 1.34%) due 9/19/2030	18,000	17,761
[b]	Equitable America Global Funding, 4.95% due 6/9/2030	24,000	23,739
	JPMorgan Chase & Co.,
[a]	5.14% (SOFR + 1.01%) due 1/24/2031	48,000	48,155
[a,d]	Series II, 6.47% (TSFR3M + 2.75%) due 10/1/2026	40,000	40,084
[a]	Morgan Stanley, 5.23% (SOFR + 1.11%) due 1/15/2031	30,000	30,116
[a]	Truist Financial Corp., 5.867% (SOFR + 2.36%) due 6/8/2034	17,000	17,301
	Mortgage Real Estate Investment Trusts — 0.1%
	Lineage OP LP, 5.25% due 7/15/2030	13,000	12,908
			485,991
	FOOD, BEVERAGE & TOBACCO — 1.3%
	Beverages — 0.4%
[c]	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25% due 4/27/2029	17,000	16,696
	Keurig Dr. Pepper, Inc.,
	4.35% due 5/15/2028	31,000	30,754
	4.60% due 5/15/2030	15,000	14,718
	Food Products — 0.7%
	Conagra Brands, Inc.,
	4.85% due 11/1/2028	20,000	19,915
	5.40% due 8/1/2031	19,000	18,940
	Flowers Foods, Inc., 5.75% due 3/15/2035	34,000	32,051
	Post Holdings, Inc.,
[b]	6.25% due 2/15/2032	17,000	17,161
[b]	6.50% due 3/15/2036	7,000	6,783
	Tobacco — 0.2%
	BAT Capital Corp.,
	4.625% due 3/22/2033	13,000	12,458
	7.75% due 10/19/2032	17,000	19,037
			188,513
	HEALTH CARE EQUIPMENT & SERVICES — 1.7%
	Health Care Equipment & Supplies — 0.3%
[b]	Medline Borrower LP, 5.25% due 10/1/2029	21,000	20,886
[b]	VSP Optical Group, Inc., 5.45% due 12/1/2035	20,000	19,531
	Health Care Providers & Services — 1.4%
	Centene Corp., 3.00% due 10/15/2030	17,000	15,351
[b]	Charles River Laboratories International, Inc., 4.25% due 5/1/2028	35,000	34,501
[b]	Highmark, Inc., 5.75% due 5/15/2036	29,000	28,442
	Humana, Inc.,
	3.95% due 3/15/2027	17,000	16,940
	5.55% due 5/1/2035	11,000	10,795
	Laboratory Corp. of America Holdings,
	4.35% due 4/1/2030	17,000	16,637
	4.55% due 4/1/2032	17,000	16,494
	Tenet Healthcare Corp., 6.75% due 5/15/2031	17,000	17,360
	Universal Health Services, Inc., 4.625% due 10/15/2029	50,000	49,167
			246,104
	INSURANCE — 5.7%
	Insurance — 5.7%
[b]	American National Global Funding, 5.55% due 1/28/2030	52,000	52,156
	Aon North America, Inc., 5.45% due 3/1/2034	49,000	48,737
[b]	Brighthouse Financial Global Funding, 2.00% due 6/28/2028	27,000	25,445
	Brown & Brown, Inc., 4.70% due 6/23/2028	13,000	12,967

See notes to financial statements.	Annual Financial Statements | 7

Schedule of Investments, Continued

Thornburg Core Plus Bond ETF | August 31, 2026

	ISSUER-DESCRIPTION	SHARES/ PRINCIPAL AMOUNT	VALUE

	CNA Financial Corp., 5.125% due 2/15/2034	$50,000	$48,537
	CNO Financial Group, Inc., 6.45% due 6/15/2034	24,000	24,549
[b]	Constellation Global Funding, 4.85% due 10/22/2030	34,000	32,980
	Corebridge Financial, Inc., 5.90% due 8/20/2036	22,000	22,088
[b,c]	DaVinciRe Holdings Ltd., 5.95% due 4/15/2035	17,000	17,050
[b]	Equitable Financial Life Global Funding, 5.00% due 3/27/2030	24,000	23,826
[c]	Fairfax Financial Holdings Ltd., 5.625% due 8/16/2032	17,000	17,150
[b]	Fortitude Group Holdings LLC, 6.25% due 4/1/2030	45,000	45,479
	Globe Life, Inc., 5.85% due 9/15/2034	17,000	17,191
	Horace Mann Educators Corp.,
	4.70% due 10/1/2030	41,000	40,054
	7.25% due 9/15/2028	17,000	17,677
[b,c]	Intact Financial Corp., 5.459% due 9/22/2032	17,000	17,167
[b]	Lincoln Financial Global Funding, 4.625% due 5/28/2028	36,000	35,836
	Mercury General Corp., 6.25% due 6/15/2036	21,000	20,732
[b]	Mutual of Omaha Cos Global Funding, 5.45% due 12/12/2028	17,000	17,187
[b]	NLG Global Funding, 5.40% due 1/23/2030	48,000	48,294
	Old Republic International Corp., 5.70% due 6/1/2036	21,000	20,581
[b]	Protective Life Corp., 4.70% due 1/15/2031	20,000	19,512
[c]	RenaissanceRe Holdings Ltd., 5.75% due 6/5/2033	17,000	17,102
[b]	RGA Global Funding, 2.70% due 1/18/2029	21,000	19,924
	RLI Corp., 5.375% due 6/1/2036	28,000	26,719
[b]	Sammons Financial Group, Inc., 5.95% due 6/15/2036	29,000	27,677
	Stewart Information Services Corp., 3.60% due 11/15/2031	17,000	14,904
[b]	Teachers Insurance & Annuity Association of America, 6.05% due 6/15/2056	35,000	33,826
	Unum Group, 5.25% due 12/15/2035	34,000	32,733
[b]	Western-Southern Global Funding, 4.90% due 5/1/2030	28,000	27,784
	Willis North America, Inc., 4.55% due 3/15/2031	27,000	26,209
			852,073
	MATERIALS — 1.0%
	Containers & Packaging — 1.0%
	Amcor Flexibles North America, Inc., 5.50% due 3/17/2035	24,000	23,900
[c]	Amcor Group Finance plc, 5.45% due 5/23/2029	17,000	17,229
	AptarGroup, Inc., 4.75% due 3/30/2031	14,000	13,734
	Ball Corp., 2.875% due 8/15/2030	35,000	31,873
[b,c]	CCL Industries, Inc., 3.05% due 6/1/2030	17,000	15,775
[b]	Graphic Packaging International LLC, 3.50% due 3/1/2029	52,000	49,559
			152,070
	MEDIA & ENTERTAINMENT — 0.8%
	Media — 0.8%
[b]	CCO Holdings LLC/CCO Holdings Capital Corp., 7.00% due 2/1/2033	42,000	41,024
	Comcast Corp., 3.25% due 11/1/2039	28,000	20,411
	FactSet Research Systems, Inc., 2.90% due 3/1/2027	22,000	21,790
	Sirius XM Radio LLC,
[b]	3.125% due 9/1/2026	17,000	17,000
[b]	5.50% due 7/1/2029	17,000	16,971
			117,196
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 0.8%
	Biotechnology — 0.6%
	Bio-Rad Laboratories, Inc., 3.30% due 3/15/2027	62,000	61,606
	Illumina, Inc.,
	4.65% due 9/9/2026	17,000	16,976
	5.75% due 12/13/2027	11,000	11,133
	Life Sciences Tools & Services — 0.2%
	Augusta SpinCo Corp., 4.656% due 3/23/2031	24,000	23,583
			113,298
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.6%
	Semiconductors & Semiconductor Equipment — 0.6%
	Broadcom, Inc.,

8 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Core Plus Bond ETF | August 31, 2026

	ISSUER-DESCRIPTION	SHARES/ PRINCIPAL AMOUNT	VALUE

	3.187% due 11/15/2036	$17,000	$13,410
	4.15% due 11/15/2030	27,000	25,916
[b]	Qorvo, Inc., 3.375% due 4/1/2031	35,000	32,048
	Skyworks Solutions, Inc., 6.25% due 8/10/2036	15,000	14,690
			86,064
	SOFTWARE & SERVICES — 2.9%
	Information Technology Services — 1.1%
	Booz Allen Hamilton, Inc.,
[b]	3.875% due 9/1/2028	28,000	27,306
	5.375% due 1/30/2030	4,000	3,992
	5.90% due 1/30/2034	5,000	4,924
	5.95% due 4/15/2035	7,000	6,938
[c]	Genpact U.K. Finco plc/Genpact USA, Inc., 4.95% due 11/18/2030	34,000	33,159
[b]	Insight Enterprises, Inc., 6.625% due 5/15/2032	17,000	17,250
	Meta Platforms, Inc., 6.30% due 5/15/2056	21,000	19,350
[b]	Mobility Global, Inc., 6.05% due 6/15/2036	11,000	10,789
[b]	Science Applications International Corp., 4.875% due 4/1/2028	35,000	34,723
	Internet Software & Services — 0.3%
	Alphabet, Inc.,
	4.10% due 2/15/2031	17,000	16,436
	5.20% due 8/15/2033	7,000	6,975
	VeriSign, Inc., 5.25% due 6/1/2032	22,000	21,844
	Software — 1.5%
[b,c]	Constellation Software, Inc., 5.158% due 2/16/2029	17,000	16,978
[b]	Fair Isaac Corp., 4.00% due 6/15/2028	49,000	47,864
	Fidelity National Information Services, Inc., 4.55% due 3/10/2029	21,000	20,763
[b]	MSCI, Inc., 3.625% due 9/1/2030 - 11/1/2031	53,000	49,163
[b,c]	Open Text Corp., 3.875% due 2/15/2028 - 12/1/2029	34,000	32,553
	Oracle Corp., 5.25% due 2/3/2032	29,000	27,837
	SS&C Technologies, Inc.,
[b]	5.50% due 9/30/2027	17,000	17,008
[b]	6.50% due 6/1/2032	17,000	17,227
			433,079
	TECHNOLOGY HARDWARE & EQUIPMENT — 2.2%
	Communications Equipment — 0.3%
	Motorola Solutions, Inc., 4.85% due 8/15/2030	46,000	45,606
	Electronic Equipment, Instruments & Components — 1.6%
	Avnet, Inc., 5.65% due 9/1/2031	10,000	9,966
	CDW LLC/CDW Finance Corp.,
	3.25% due 2/15/2029	17,000	16,190
	3.276% due 12/1/2028	24,000	23,012
[c]	Flex Ltd., 4.875% due 5/12/2030	27,000	26,512
[b]	Molex Electronic Technologies LLC, 4.75% due 4/30/2028	28,000	28,009
	Trimble, Inc., 4.90% due 6/15/2028	21,000	20,942
	Vontier Corp., 2.40% due 4/1/2028	17,000	16,343
[b]	WESCO Distribution, Inc., 6.375% due 3/15/2029 - 3/15/2033	69,000	70,095
[b]	Zebra Technologies Corp., 6.50% due 6/1/2032	17,000	17,311
	Technology Hardware, Storage & Peripherals — 0.3%
	NetApp, Inc., 5.50% due 3/17/2032	49,000	49,254
			323,240
	TELECOMMUNICATION SERVICES — 0.9%
	Diversified Telecommunication Services — 0.2%
[b]	Space Exploration Technologies Corp., 5.35% due 7/15/2031	29,000	28,347
	Wireless Telecommunication Services — 0.7%
[b]	Crown Castle Towers LLC, 4.241% due 7/15/2048	65,000	64,195
	T-Mobile USA, Inc., 5.125% due 5/15/2032	49,000	48,721
			141,263

See notes to financial statements.	Annual Financial Statements | 9

Schedule of Investments, Continued

Thornburg Core Plus Bond ETF | August 31, 2026

	ISSUER-DESCRIPTION	SHARES/ PRINCIPAL AMOUNT	VALUE

	TRANSPORTATION — 0.1%
	Air Freight & Logistics — 0.1%
	Ryder System, Inc., 5.30% due 3/15/2027	$17,000	$17,057
			17,057
	UTILITIES — 6.4%
	Electric Utilities — 5.8%
	AEP Texas, Inc., Series I, 2.10% due 7/1/2030	17,000	15,281
	Ameren Corp., 5.375% due 3/15/2035	18,000	17,786
	American Electric Power Co., Inc.,
	2.30% due 3/1/2030	35,000	31,938
[a]	3.875% (5-Yr. CMT + 2.68%) due 2/15/2062	10,000	9,927
[b]	Cleco Power LLC, 5.30% due 1/15/2036	20,000	19,585
	Connecticut Light & Power Co., 4.95% due 8/15/2034	34,000	33,032
	DTE Energy Co.,
	5.20% due 4/1/2030	14,000	14,074
	5.85% due 6/1/2034	21,000	21,478
	Duke Energy Corp.,
[a]	3.25% (5-Yr. CMT + 2.32%) due 1/15/2082	50,000	49,557
	4.95% due 9/15/2035	35,000	33,448
[b,c]	Electricite de France SA, 6.95% due 1/26/2039	31,000	33,218
[b]	Evergy Missouri West, Inc., 3.75% due 3/15/2032	17,000	15,301
	Exelon Corp., 5.125% due 3/15/2031	52,000	52,085
	FirstEnergy Transmission LLC, 4.55% due 1/15/2030	7,000	6,902
	ITC Holdings Corp., 5.30% due 7/1/2043	17,000	15,492
[b]	Kentucky Power Co., 7.00% due 11/15/2033	24,000	25,412
[b]	Liberty Utilities Co., 5.65% due 5/15/2036	22,000	21,406
[b]	Liberty Utilities Finance GP 1, 2.05% due 9/15/2030	37,000	32,755
[b]	Massachusetts Electric Co., 6.236% due 7/20/2056	17,000	16,655
[b]	Monongahela Power Co., 3.55% due 5/15/2027	28,000	27,810
[a]	NextEra Energy Capital Holdings, Inc., 4.80% (TSFR3M + 2.41%) due 12/1/2077	15,000	14,826
[b]	NorthWestern Corp., 5.073% due 3/21/2030	21,000	21,014
	Oncor Electric Delivery Co. LLC, 5.35% due 4/1/2035	22,000	21,912
	Pinnacle West Capital Corp., 4.90% due 5/15/2028	49,000	49,116
	PPL Capital Funding, Inc., 5.25% due 9/1/2034	17,000	16,717
[b]	PSEG Power LLC, 5.20% due 5/15/2030	31,000	31,037
	Public Service Co. of Oklahoma, Series J, 2.20% due 8/15/2031	17,000	14,803
	Public Service Enterprise Group, Inc., 4.90% due 3/15/2030	22,000	21,938
	Puget Energy, Inc.,
	4.224% due 3/15/2032	17,000	16,102
	5.725% due 3/15/2035	18,000	17,773
	Southern Co., Series A, 3.70% due 4/30/2030	17,000	16,278
	Southwestern Public Service Co., 6.00% due 6/1/2054	17,000	16,586
	Tucson Electric Power Co., 5.20% due 9/15/2034	21,000	20,756
	Union Electric Co., 2.95% due 3/15/2030	17,000	15,947
	Virginia Electric & Power Co.,
	5.05% due 8/15/2034	34,000	33,174
	6.30% due 8/15/2056	23,000	23,216
	Wisconsin Power & Light Co., 5.375% due 3/30/2034	17,000	16,937
	Gas Utilities — 0.6%
[b,c]	APA Infrastructure Ltd., 5.125% due 9/16/2034	51,000	49,369
[b]	Brooklyn Union Gas Co., 5.456% due 3/16/2036	16,000	15,520
[b]	KeySpan Gas East Corp., 5.994% due 3/6/2033	17,000	17,431
			943,594
	TOTAL CORPORATE BONDS (Cost $5,254,716)		5,210,825

	OTHER GOVERNMENT — 1.1%
	Australia Government Bonds (AUD), 3.00% due 11/21/2033	100,000	63,363
	New Zealand Government Bonds (NZD), 3.50% due 4/14/2033	46,000	25,755
	U.K. Gilts (GBP), 3.25% due 1/31/2033	60,000	74,455
	TOTAL OTHER GOVERNMENT (Cost $153,171)		163,573

10 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Core Plus Bond ETF | August 31, 2026

	ISSUER-DESCRIPTION	SHARES/ PRINCIPAL AMOUNT	VALUE

	U.S. TREASURY SECURITIES — 16.2%
	U.S. Treasury Inflation-Indexed Notes,
	0.125%, 2/15/2051	$354,064	$177,917
	0.50%, 1/15/2028	25,726	25,103
	1.25%, 4/15/2028	21,156	20,797
	U.S. Treasury Notes, 4.375%, 5/15/2036	138,000	134,119
	U.S. Treasury Strip Coupon,
	8.614%, 5/15/2045	3,505,000	1,269,757
	9.607%, 5/15/2050	113,000	31,213
	U.S. Treasury Strip Principal,
	11.796%, 5/15/2056	285,000	60,681
	11.802%, 2/15/2056	3,157,000	679,812
	TOTAL U.S. TREASURY SECURITIES (Cost $2,527,686)		2,399,399

	U.S. GOVERNMENT AGENCIES — 0.5%
[a,d]	CoBank ACB, Series I, 6.25% (TSFR3M + 4.66%), 10/1/2026	70,000	70,045
	TOTAL U.S. GOVERNMENT AGENCIES (Cost $70,031)		70,045

	MORTGAGE BACKED — 31.9%
[a,b]	Ajax Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2020-B Class A1, 1.698% due 5/25/2059	111,254	106,808
[a,b]	Angel Oak Mortgage Trust, Whole Loan Securities Trust CMO, Series 2022-1 Class A1, 3.881% due 12/25/2066	70,586	64,312
[a,b]	ATLX Trust, Whole Loan Securities Trust CMO, Series 2024-RPL2 Class A1, 3.85% due 4/25/2063	84,554	81,546
[a,b]	BRAVO Residential Funding Trust, Whole Loan Securities Trust CMO, Series 2021-NQM1 Class A1, 0.941% due 2/25/2049	65,056	61,019
	Chase Home Lending Mortgage Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2024-10 Class A4, 6.00% due 10/25/2055	44,738	44,662
[a,b]	Series 2024-10 Class A4A, 5.50% due 10/25/2055	44,738	44,610
[a,b]	CIM Trust, Whole Loan Securities Trust CMO, Series 2021-R3 Class A1A, 1.951% due 6/25/2057	39,408	37,322
[a,b]	COLT Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2023-3 Class B2, 7.769% due 9/25/2068	100,000	99,787
[b]	COMM Mortgage Trust, CMBS, Series 2024-277P Class A, 6.338% due 8/10/2044	30,000	30,780
	CSMC Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2014-IVR1 Class A3, 3.606% due 11/25/2043	67,247	61,414
[a,b]	Series 2022-ATH1 Class A1A, 3.87% due 1/25/2067	81,569	78,680
[a,b]	Series 2022-NQM5 Class A1, 5.24% due 5/25/2067	91,115	90,770
[a]	Federal Home Loan Mtg Corp., Pool 841733, 2.09% (2.19% - SOFR30A) due 6/1/2052	90,346	86,937
	Federal Home Loan Mtg Corp., CMO REMIC, Series 4165 Class BE, 1.50% due 2/15/2028	10,778	10,625
	Federal Home Loan Mtg Corp., Multifamily Structured Pass-Through Certificates, CMBS, Series KJ45 Class A2, 4.66% due 1/25/2031	90,000	89,571
	Federal Home Loan Mtg Corp., UMBS Collateral,
	3.00% due 1/1/2053	352,332	301,418
	Pool RQ0028, 6.00% due 7/1/2055	67,426	68,194
	Pool RQ0094, 5.00% due 2/1/2056	27,789	26,825
	Pool RQ0128, 5.50% due 6/1/2056	69,452	68,772
	Pool RQ0146, 5.50% due 8/1/2056	37,765	37,395
	Pool SD2278, 3.00% due 8/1/2052	101,134	86,582
	Pool SD2601, 2.50% due 2/1/2053	166,732	137,141
	Pool SD8218, 2.00% due 6/1/2052	107,956	84,785
	Pool SD8533, 5.50% due 5/1/2055	172,560	170,928
	Federal National Mtg Assoc.,
	Pool AM5836, 4.05% due 4/1/2032	77,626	74,785
	Pool BL2763, 3.99% due 6/1/2049	88,697	77,715
	Pool BS6056, 3.85% due 8/1/2032	43,000	40,623
	Pool BS7738, 4.20% due 3/1/2033	17,000	16,342
	Federal National Mtg Assoc., CMO REMIC,
	Series 2010-155 Class D, 4.00% due 1/25/2031	30,483	30,038
	Series 2017-46 Class LB, 3.50% due 12/25/2052	19,980	19,722
	Series 2019-6 Class GJ, 3.00% due 2/25/2049	34,430	33,315
	Series 2026-36 Class AC, 4.75% due 8/25/2053	70,173	68,887
	Series 2026-7 Class CD, 4.00% due 4/25/2053	45,637	43,804
	Federal National Mtg Assoc., UMBS Collateral,
	Pool FA6083, 2.50% due 7/1/2053	131,796	108,374
	Pool FS4713, 2.50% due 5/1/2053	102,618	84,422
	Pool MA5107, 5.50% due 8/1/2053	155,758	155,135
	Pool MA5972, 5.50% due 2/1/2056	27,917	27,653

See notes to financial statements.	Annual Financial Statements | 11

Schedule of Investments, Continued

Thornburg Core Plus Bond ETF | August 31, 2026

	ISSUER-DESCRIPTION	SHARES/ PRINCIPAL AMOUNT	VALUE

	Pool MA6060, 4.50% due 5/1/2041	$96,397	$94,097
	Pool MA6119, 5.50% due 7/1/2056	29,404	29,116
[e]	Pool MA6176, 5.50% due 9/1/2056	47,000	46,540
	GCAT Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2020-NQM1 Class A1, 3.247% due 1/25/2060	28,456	28,081
[a,b]	Series 2021-CM2 Class A1, 2.352% due 8/25/2066	50,694	47,176
	Government National Mtg Assoc., CMBS,
	Series 2021-110 Class AC, 1.75% due 10/16/2062	26,788	20,170
	Series 2021-75 Class AC, 1.60% due 4/16/2062	34,282	25,534
	Government National Mtg Assoc., CMO,
[a]	Series 2016-H01 Class FA, 4.682% (TSFR1M + 1.01%) due 1/20/2066	18,662	18,730
	Series 2020-15 Class DL, 3.00% due 9/20/2049	26,809	25,414
	Series 2021-27 Class ED, 1.00% due 2/20/2051	55,292	41,797
[a,b]	GS Mortgage-Backed Securities Corp. Trust, Whole Loan Securities Trust CMO, Series 2023-CCM1 Class A1, 6.65% due 8/25/2053	46,384	46,294
	GS Mortgage-Backed Securities Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2023-PJ4 Class A16, 6.50% due 1/25/2054	63,607	64,144
[a,b]	Series 2025-PJ5 Class A5, 5.50% due 10/25/2055	50,546	50,438
[a,b]	Series 2025-PJ7 Class A5, 5.50% due 12/25/2055	51,068	50,973
	Imperial Fund Mortgage Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2022-NQM7 Class A1, 7.369% due 11/25/2067	51,711	51,641
[a,b]	Series 2023-NQM1 Class A2, 6.703% due 2/25/2068	47,058	46,968
[a,b]	Series 2023-NQM1 Class A3, 7.16% due 2/25/2068	47,058	46,981
	JP Morgan Mortgage Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2023-6 Class A4, 6.00% due 12/26/2053	56,543	56,608
[a,b]	Series 2025-5MPR Class A1D, 5.50% due 11/25/2055	49,579	49,357
	MFA Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2020-NQM1 Class A1, 2.479% due 3/25/2065	21,476	20,688
[a,b]	Series 2024-NQM1 Class A1, 6.579% due 3/25/2069	42,751	42,870
	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2017-1A Class A1, 4.00% due 2/25/2057	60,023	58,644
[a,b]	Series 2023-NQM1 Class A2, 7.319% due 10/25/2063	69,244	69,131
[a,b]	Series 2026-RPL1 Class A1A, 4.00% due 12/25/2065	98,533	93,805
[a,b]	NYMT Loan Trust, Whole Loan Securities Trust CMO, Series 2024-INV1 Class A1, 5.379% due 6/25/2069	72,439	72,145
[b]	One Bryant Park Trust, CMBS, Series 2019-OBP Class A, 2.516% due 9/15/2054	34,000	31,308
[a,b]	PRET Trust, Whole Loan Securities Trust CMO, Series 2024-RPL1 Class A1, 3.90% due 10/25/2063	71,467	68,570
	PRKCM Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2023-AFC1 Class A2, 7.002% due 2/25/2058	35,145	35,087
[a,b]	Series 2023-AFC1 Class A3, 7.304% due 2/25/2058	237,228	236,749
[a,b]	Series 2024-HOME1 Class A1, 6.431% due 5/25/2059	57,637	57,822
	Sequoia Mortgage Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2024-4 Class A19, 6.00% due 5/25/2054	86,842	86,787
[a,b]	Series 2025-10 Class A2, 5.00% due 11/25/2055	74,791	71,563
[a,b]	SFO Commercial Mortgage Trust, CMBS, Series 2021-555 Class A, 5.154% (TSFR1M + 1.51%) due 5/15/2038	50,000	49,938
[a,b]	Starwood Mortgage Residential Trust, Whole Loan Securities Trust CMO, Series 2021-2 Class A1, 0.943% due 5/25/2065	102,356	98,688
[a,b]	Verus Securitization Trust, Whole Loan Securities Trust CMO, Series 2021-R2 Class A3, 1.227% due 2/25/2064	48,417	45,304
	TOTAL MORTGAGE BACKED (Cost $4,758,029)		4,730,856

	SHORT-TERM INVESTMENTS — 3.8%
[f]	Thornburg Capital Management Fund	56,127	561,273
	TOTAL SHORT-TERM INVESTMENTS (Cost $561,273)		561,273

	TOTAL INVESTMENTS — 99.5% (Cost $14,927,042)		$14,731,056

	OTHER ASSETS LESS LIABILITIES — 0.5%		67,465

	NET ASSETS — 100.0%		$14,798,521

12 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Core Plus Bond ETF | August 31, 2026

OUTSTANDING FUTURES CONTRACTS AT AUGUST 31, 2026
CONTRACT DESCRIPTION	CONTRACT AMOUNT	EXPIRATION DATE	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION/ (DEPRECIATION)

LONG CONTRACTS
U.S. Treasury 10 Year Note Futures	3	12/21/2026	$300,000	$(2,086)

Footnote Legend

a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on August 31, 2026.

b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2026, the aggregate value of these securities in the Fund’s portfolio was $5,965,212, representing 40.31% of the Fund’s net assets.

c	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.

d	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

e	When-issued security.

f	Investment in Affiliates.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ABS	Asset Backed Securities	NZD	Denominated in New Zealand Dollar
ACB	Agricultural Credit Bank	REMIC	Real Estate Mortgage Investment Conduit
AUD	Denominated in Australian Dollar	SOFR	Secured Overnight Financing Rate
CMBS	Commercial Mortgage-Backed Securities	SOFR30A	Secured Overnight Financing Rate 30-Day Average
CMO	Collateralized Mortgage Obligation	TSFR1M	Term SOFR 1 Month
CMT	Constant Maturity Rate	TSFR3M	Term SOFR 3 Month
GBP	Denominated in Pound Sterling	UMBS	Uniform Mortgage-Backed Securities
Mtg	Mortgage

COUNTRY EXPOSURE *

(percent of net assets)

United States	91.9%
Canada	1.1%
Australia	1.0%
United Kingdom	0.8%
Bermuda	0.2%
France	0.2%
New Zealand	0.2%
Israel	0.1%
Guatemala	0.1%
Mexico	0.1%
Japan	0.0%**
Other Assets Less Liabilities	4.3%

*	Holdings are classified by country of risk as determined by MSCI and Bloomberg.

**	Country percentage was less than 0.1%.

See notes to financial statements.	Annual Financial Statements | 13

Schedule of Investments

Thornburg Multi Sector Bond ETF | August 31, 2026

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

	PREFERRED STOCK — 0.3%

	INSURANCE — 0.3%
	Insurance — 0.3%
[a]	Reinsurance Group of America, Inc., 7.125% (5-Yr. CMT + 3.46%), 10/15/2052	30,800	$790,328
			790,328
	TOTAL PREFERRED STOCK (Cost $785,390)		790,328

	ASSET BACKED SECURITIES — 12.6%

	AUTO RECEIVABLES — 5.8%
	American Credit Acceptance Receivables Trust,
[b]	Series 2023-4 Class C, 6.99% due 9/12/2030	$117,500	117,598
[b]	Series 2025-3 Class A, 4.73% due 1/12/2029	446,518	446,846
[b]	Series 2026-3 Class A, 4.60% due 6/10/2030	565,000	565,361
	Arivo Acceptance Auto Loan Receivables Trust,
[b]	Series 2025-1A Class A2, 4.92% due 5/15/2029	544,525	545,036
[b]	Series 2026-1A Class A2, 4.96% due 8/15/2030	600,000	600,249
	Bridgecrest Lending Auto Securitization Trust, Series 2025-3 Class A3, 4.66% due 1/15/2029	490,017	490,596
	CarMax Auto Owner Trust, Series 2023-2 Class C, 5.57% due 11/15/2028	1,000,000	1,006,239
	Carvana Auto Receivables Trust,
[b]	Series 2021-N4 Class E, 4.53% due 9/11/2028	612,303	607,130
	Series 2021-P4 Class B, 1.98% due 2/10/2028	525,000	522,213
	CPS Auto Receivables Trust,
[b]	Series 2024-A Class C, 5.74% due 4/15/2030	585,732	587,274
[b]	Series 2024-C Class C, 5.76% due 10/15/2030	659,000	662,283
[b]	Series 2024-D Class B, 4.65% due 3/15/2029	310,498	310,615
	Drive Auto Receivables Trust, Series 2024-1 Class B, 5.31% due 1/16/2029	103,583	103,702
[b]	DT Auto Owner Trust, Series 2022-2A Class D, 5.46% due 3/15/2028	358,530	358,712
	Exeter Automobile Receivables Trust,
	Series 2022-2A Class D, 4.56% due 7/17/2028	113,760	113,774
	Series 2022-6A Class D, 8.03% due 4/6/2029	613,902	621,098
	Series 2024-3A Class D, 5.98% due 9/16/2030	600,000	608,227
	FHF Issuer Trust,
[b]	Series 2025-2A Class A2, 5.75% due 5/15/2030	158,727	159,402
[b]	Series 2026-1A Class A1, 4.631% due 5/17/2027	128,750	128,773
[b]	FHF Trust, Series 2023-1A Class A2, 6.57% due 6/15/2028	3,139	3,139
[b]	GECU Auto Receivables Trust, Series 2023-1A Class A4, 5.79% due 10/15/2029	500,000	504,012
	GLS Auto Receivables Issuer Trust,
[b]	Series 2022-1A Class D, 3.97% due 1/18/2028	8,684	8,683
[b]	Series 2022-2A Class D, 6.15% due 4/17/2028	26,711	26,789
[b]	Series 2022-3A Class D, 6.42% due 6/15/2028	77,451	77,856
[b]	Series 2022-3A Class E, 8.35% due 10/15/2029	630,000	647,746
[b]	Series 2023-1A Class D, 7.01% due 1/16/2029	323,088	326,219
[b]	Series 2024-4A Class B, 4.89% due 4/16/2029	554,620	555,514
[b]	LAD Auto Receivables Trust, Series 2023-4A Class B, 6.39% due 10/16/2028	293,007	294,068
	Lendbuzz Securitization Trust,
[b]	Series 2023-2A Class A2, 7.09% due 10/16/2028	46,041	46,332
[b]	Series 2024-1A Class A2, 6.19% due 8/15/2029	45,578	45,710
[b]	Lobel Automobile Receivables Trust, Series 2026-1 Class A, 4.88% due 10/16/2028	352,798	353,025
[b]	OCCU Auto Receivables Trust, Series 2022-1A Class A4, 5.69% due 11/15/2029	328,367	329,818
[b]	OneMain Direct Auto Receivables Trust, Series 2023-1A Class A, 5.41% due 11/14/2029	447,205	448,921
[b,c]	Oscar U.S. Funding XIII LLC, Series 2021-2A Class A4, 1.27% due 9/11/2028	8,302	8,296
[b]	Prestige Auto Receivables Trust, Series 2023-2A Class C, 7.12% due 8/15/2029	398,281	399,449
[b]	Research-Driven Pagaya Motor Asset Trust, Series 2025-6A Class A2, 4.705% due 8/25/2034	204,000	204,127
[b]	SAFCO Auto Receivables Trust, Series 2025-1A Class A, 5.46% due 9/10/2029	57,960	58,051
	Santander Drive Auto Receivables Trust,
	Series 2022-7 Class C, 6.69% due 3/17/2031	430,510	434,564
	Series 2026-1 Class A2, 4.04% due 3/15/2029	168,996	168,819
	Tricolor Auto Securitization Trust,
[b,d,e]	Series 2023-1A Class D, 8.56% due 7/15/2027	225,240	174,561
[b,d,e]	Series 2024-2A Class A, 6.36% due 12/15/2027	74,512	67,798
[b]	Veros Auto Receivables Trust, Series 2025-1 Class A, 5.31% due 9/15/2028	44,602	44,657

14 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

    Thornburg Multi Sector Bond ETF | August 31, 2026

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

	Westlake Automobile Receivables Trust,
[b]	Series 2023-3A Class D, 6.47% due 3/15/2029	$575,000	$581,971
[b]	Series 2024-1A Class D, 6.02% due 10/15/2029	525,000	530,683
			14,895,936
	OTHER ASSET BACKED — 6.0%
[b]	ACHD Trust, Series 2025-DS1 Class A, 5.978% due 1/9/2034	14,969	14,974
[b]	ACHV ABS Trust, Series 2024-3AL Class B, 5.45% due 12/26/2031	127,991	128,195
[b]	Affirm Asset Securitization Trust, Series 2023-X1 Class D, 9.55% due 11/15/2028	7,839	7,839
[b]	AMCR ABS Trust, Series 2026-A Class A, 5.52% due 5/18/2033	386,004	386,523
[b]	Amur Equipment Finance Receivables XI LLC, Series 2022-2A Class D, 7.25% due 5/21/2029	450,000	450,613
	BHG Securitization Trust,
[b]	Series 2021-A Class B, 2.79% due 11/17/2033	577,979	569,706
[b]	Series 2023-A Class B, 6.35% due 4/17/2036	99,817	100,260
[b]	DailyPay Securitization Trust, Series 2025-1A Class D, 8.53% due 6/26/2028	200,000	200,751
[b]	Dividend Solar Loans LLC, Series 2019-1 Class A, 3.67% due 8/22/2039	220,487	203,264
[b]	Goldman Home Improvement Trust Issuer Trust, Series 2022-GRN1 Class A, 4.50% due 6/25/2052	252,818	252,944
	Goodgreen Trust,
[b]	Series 2020-1A Class A, 2.63% due 4/15/2055	252,434	209,689
[b]	Series 2021-1A Class A, 2.66% due 10/15/2056	129,533	107,858
[b]	HPEFS Equipment Trust, Series 2024-1A Class C, 5.33% due 5/20/2031	125,098	125,212
[b]	InStar Leasing III LLC, Series 2021-1A Class A, 2.30% due 2/15/2054	250,011	239,302
[b]	Lending Funding Trust, Series 2020-2A Class A, 2.32% due 4/21/2031	132,285	131,482
	Lendmark Funding Trust,
[b]	Series 2021-1A Class A, 1.90% due 11/20/2031	197,616	194,900
[b]	Series 2024-1A Class A, 5.53% due 6/21/2032	460,000	461,766
[b]	Loanpal Solar Loan Ltd., Series 2021-1GS Class A, 2.29% due 1/20/2048	204,039	169,286
[b]	M&T Equipment Notes, Series 2023-1A Class A3, 5.74% due 7/15/2030	52,843	52,877
[b]	Mariner Finance Issuance Trust, Series 2021-AA Class A, 1.86% due 3/20/2036	93,619	92,925
	Marlette Funding Trust,
[b]	Series 2021-3A Class D, 2.53% due 12/15/2031	18,318	18,317
[b]	Series 2022-3A Class D, 7.80% due 11/15/2032	288,161	290,658
[b]	Series 2023-2A Class D, 7.92% due 6/15/2033	557,015	564,165
[b]	MMP Capital LLC, Series 2025-A Class A, 5.36% due 12/15/2031	481,861	483,987
	Mosaic Solar Loan Trust,
[b]	Series 2018-1A Class A, 4.01% due 6/22/2043	175,565	163,189
[b]	Series 2020-2A Class B, 2.21% due 8/20/2046	144,916	115,127
[b]	NetCredit Combined Receivables A LLC, Series 2025-A Class A, 7.29% due 10/20/2031	28,277	28,431
[b]	NetCredit Combined Receivables B LLC, Series 2026-A Class A, 5.88% due 9/20/2032	500,000	499,977
	NMEF Funding LLC,
[b]	Series 2023-A Class B, 6.83% due 6/17/2030	553,269	556,014
[b]	Series 2025-B Class A2, 4.64% due 1/18/2033	158,982	159,084
[b]	OneMain Financial Issuance Trust, Series 2019-2A Class A, 3.14% due 10/14/2036	850,000	839,651
	Oportun Funding Trust,
[b]	Series 2024-3 Class D, 9.60% due 8/15/2029	600,000	611,873
[b]	Series 2025-1 Class D, 8.27% due 8/16/2032	650,000	654,758
[b]	Oportun Issuance Trust, Series 2021-C Class A, 2.18% due 10/8/2031	73,921	73,004
	Pagaya AI Debt Grantor Trust,
[a,b]	Series 2024-10 Class ABC, 5.654% due 6/15/2032	116,128	116,205
[b]	Series 2025-3 Class B, 6.058% due 12/15/2032	624,873	626,671
[b]	Series 2026-1 Class A1, 4.228% due 2/15/2027	27,259	27,256
[b]	Series 2026-2 Class A1, 4.522% due 4/15/2027	270,302	270,313
[b]	Series 2026-3 Class A1, 4.636% due 5/17/2027	190,978	191,028
[b]	Pawnee Equipment Receivables LLC, Series 2022-1 Class C, 6.01% due 7/17/2028	42,102	42,098
[b]	RCKT Trust, Series 2025-1A Class A, 4.90% due 7/25/2034	14,739	14,759
	Reach ABS Trust,
[b]	Series 2023-1A Class D, 12.27% due 2/18/2031	667,028	679,845
[b]	Series 2024-1A Class B, 6.29% due 2/18/2031	87,459	87,632
[b]	Series 2025-2A Class A, 4.93% due 8/18/2032	173,746	173,737
[b]	Regional Management Issuance Trust, Series 2024-2 Class A, 5.11% due 12/15/2033	905,000	906,281
[b]	Reprise Financial Receivables Trust, Series 2026-1 Class A, 5.54% due 4/18/2033	572,288	572,575
[b]	Service Experts Issuer LLC, Series 2021-1A Class A, 2.67% due 2/2/2032	389,157	385,752
[b]	SLR Equipment Finance LLC, Series 2026-1A Class A2, 5.01% due 4/15/2033	590,000	590,431

See notes to financial statements.	Annual Financial Statements | 15

Schedule of Investments, Continued

Thornburg Multi Sector Bond ETF | August 31, 2026

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

[b]	SoFi Consumer Loan Program Trust, Series 2025-1 Class A, 4.80% due 2/27/2034	$301,816	$302,143
[b]	Theorem Funding Trust, Series 2022-3A Class B, 8.95% due 4/15/2029	88,815	89,433
	Upgrade Master Pass-Thru Trust,
[b]	Series 2025-ST4 Class A, 5.495% due 8/16/2032	86,856	86,844
[b]	Series 2025-ST5 Class A, 4.794% due 9/15/2032	619,830	620,031
	Upstart Securitization Trust,
[b]	Series 2023-1 Class C, 11.10% due 2/20/2033	135,161	135,896
[b]	Series 2025-1 Class A, 5.45% due 4/20/2035	513,333	513,710
			15,591,241
	STUDENT LOAN — 0.8%
[b]	Commonbond Student Loan Trust, Series 2017-BGS Class A1, 2.68% due 9/25/2042	202,289	189,382
[b]	Education Funding Trust, Series 2020-A Class A, 2.79% due 7/25/2041	139,510	138,137
	Navient Private Education Refi Loan Trust,
[b]	Series 2019-CA Class A2, 3.13% due 2/15/2068	471,000	467,688
[b]	Series 2019-FA Class A2, 2.60% due 8/15/2068	131,828	126,949
[b]	Series 2019-GA Class A, 2.40% due 10/15/2068	53,977	52,396
[b]	Series 2020-HA Class A, 1.31% due 1/15/2069	24,161	22,871
[b]	Nelnet Student Loan Trust, Series 2021-A Class APT1, 1.36% due 4/20/2062	248,095	237,782
[a]	SLM Student Loan Trust, Series 2012-1 Class A3, 4.708% (SOFR30A + 1.06%) due 9/25/2028	94,453	91,892
	SMB Private Education Loan Trust,
[b]	Series 2018-B Class A2A, 3.60% due 1/15/2037	392,284	390,363
[b]	Series 2020-PTB Class A2A, 1.60% due 9/15/2054	91,537	86,453
[b]	SoFi Professional Loan Program LLC, Series 2020-C Class AFX, 1.95% due 2/15/2046	78,541	73,395
[a,b]	Towd Point Asset Trust, Series 2021-SL1 Class D, 5.467% (TSFR1M + 1.81%) due 11/20/2061	285,000	280,196
			2,157,504
	TOTAL ASSET BACKED SECURITIES (Cost $32,735,421)		32,644,681

	CORPORATE BONDS — 39.5%

	AUTOMOBILES & COMPONENTS — 0.7%
	Automobiles — 0.7%
	American Honda Finance Corp.,
	4.25% due 9/1/2028	111,000	109,897
[a]	4.268% (SOFR + 0.62%) due 12/11/2026	144,000	144,076
	Series A, 4.55% due 4/10/2028	464,000	462,566
[b]	Daimler Truck Finance North America LLC, 5.00% due 10/12/2032	476,000	466,651
[b]	Hyundai Capital America, 5.15% due 3/27/2030	366,000	365,283
[b]	Volkswagen Group of America Finance LLC, 4.45% due 9/11/2027	365,000	364,493
			1,912,966
	BANKS — 0.8%
	Banks — 0.8%
[a,f]	Bank of New York Mellon Corp., Series I, 3.75% (5-Yr. CMT + 2.63%) due 12/20/2026	946,000	940,920
[b,c]	Macquarie Bank Ltd., 3.624% due 6/3/2030	60,000	56,522
[a]	Morgan Stanley Bank NA, 5.016% (SOFR + 0.91%) due 1/12/2029	420,000	421,689
[a]	Santander Holdings USA, Inc., 7.66% (SOFR + 3.28%) due 11/9/2031	344,000	371,988
[a]	U.S. Bancorp, 5.10% (SOFR + 1.25%) due 7/23/2030	206,000	207,069
[a]	Wells Fargo & Co., 5.574% (SOFR + 1.74%) due 7/25/2029	40,000	40,549
			2,038,737
	CAPITAL GOODS — 1.5%
	Aerospace & Defense — 0.3%
[b]	BWX Technologies, Inc., 4.125% due 6/30/2028	355,000	349,135
[b]	TransDigm, Inc., 6.75% due 8/15/2028	517,000	521,043
	Construction & Engineering — 0.1%
[b,c]	Aeropuertos Dominicanos Siglo XXI SA, 7.00% due 6/30/2034	250,000	258,073
	Machinery — 0.8%
[b,c]	ATS Corp., 4.125% due 12/15/2028	430,000	416,726
[b]	Axon Enterprise, Inc., 6.125% due 3/15/2030	408,000	415,262
[b]	Esab Corp., 6.25% due 4/15/2029	340,000	344,542
	Flowserve Corp., 3.50% due 10/1/2030	369,000	346,377

16 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Multi Sector Bond ETF | August 31, 2026

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

[a]	John Deere Capital Corp., 4.245% (SOFR + 0.60%) due 6/11/2027	$286,000	$286,735
[c]	nVent Finance SARL, 2.75% due 11/15/2031	327,000	288,051
	Trading Companies & Distributors — 0.3%
	LKQ Corp., 6.25% due 6/15/2033	323,000	330,717
[b]	Windsor Holdings III LLC, 8.50% due 6/15/2030	398,000	415,329
			3,971,990
	COMMERCIAL & PROFESSIONAL SERVICES — 1.6%
	Commercial Services & Supplies — 1.4%
[b]	ACCO Brands Corp., 4.25% due 3/15/2029	325,000	305,923
[b]	Clean Harbors, Inc., 5.125% due 7/15/2029	352,000	349,057
	CoreCivic, Inc., 8.25% due 4/15/2029	305,000	316,376
[b,c]	Element Fleet Management Corp., 5.643% due 3/13/2027	172,000	172,681
	Equifax, Inc.,
	5.00% due 8/15/2029	306,000	306,083
	5.65% due 8/15/2033	105,000	105,174
	GEO Group, Inc., 8.625% due 4/15/2029	426,000	443,066
	Quanta Services, Inc., 4.75% due 8/9/2027	480,000	481,224
[b]	Rentokil Terminix Funding LLC, 5.00% due 4/28/2030	536,000	532,001
	UL Solutions, Inc., 6.50% due 10/20/2028	409,000	422,996
[b]	VT Topco, Inc., 8.50% due 8/15/2030	239,000	245,895
	Professional Services — 0.2%
[b]	Gartner, Inc., 3.625% due 6/15/2029	415,000	392,092
			4,072,568
	CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL — 0.5%
	Hotels, Restaurants & Leisure — 0.2%
	Hyatt Hotels Corp., 5.75% due 1/30/2027	500,000	502,000
	Specialty Retail — 0.3%
	Ferguson Enterprises, Inc., 4.35% due 3/15/2031	338,000	328,739
	Genuine Parts Co., 4.95% due 8/15/2029	352,000	350,004
			1,180,743
	CONSUMER DURABLES & APPAREL — 1.0%
	Household Durables — 0.3%
[b]	CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.50% due 10/15/2029	55,000	24,142
[b]	Taylor Morrison Communities, Inc., 5.75% due 11/15/2032	845,000	864,080
	Leisure Products — 0.3%
[b]	Acushnet Co., 5.625% due 12/1/2033	369,000	362,675
	Mattel, Inc., 5.00% due 11/17/2030	303,000	299,403
	Textiles, Apparel & Luxury Goods — 0.4%
[b]	Champ Acquisition Corp., 8.375% due 12/1/2031	330,000	346,715
[b]	Levi Strauss & Co. (EUR), 4.00% due 8/15/2030	200,000	232,656
[b]	Under Armour, Inc., 7.25% due 7/15/2030	426,000	429,003
			2,558,674
	CONSUMER SERVICES — 0.3%
	Diversified Consumer Services — 0.1%
	Service Corp. International, 5.75% due 10/15/2032	305,000	304,756
	Hotels, Restaurants & Leisure — 0.2%
[b]	Papa John’s International, Inc., 3.875% due 9/15/2029	517,000	479,941
			784,697
	CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.5%
	Consumer Staples Distribution & Retail — 0.5%
	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC,
[b]	5.50% due 3/31/2031	225,000	218,034
[b]	6.25% due 3/15/2033	507,000	497,332
	U.S. Foods, Inc.,
[b]	4.75% due 2/15/2029	352,000	347,508
[b]	5.75% due 4/15/2033	202,000	200,786
			1,263,660

See notes to financial statements.	Annual Financial Statements | 17

Schedule of Investments, Continued

Thornburg Multi Sector Bond ETF | August 31, 2026

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

	ENERGY — 2.5%
	Oil, Gas & Consumable Fuels — 2.5%
b	Cameron LNG LLC, 3.402% due 1/15/2038	$555,000	$476,307
b	Columbia Pipelines Holding Co. LLC, 5.097% due 10/1/2031	367,000	362,805
b	Columbia Pipelines Operating Co. LLC, 5.927% due 8/15/2030	111,000	114,243
b	Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.625% due 3/15/2029	245,000	253,685
b	El Paso Natural Gas Co. LLC, 3.50% due 2/15/2032	197,000	180,452
	Enbridge, Inc.,
a,c	Series 16-A, 6.00% (TSFR3M + 4.15%) due 1/15/2077	320,000	320,224
a,c	Series 2017-A, 5.50% (TSFR3M + 3.68%) due 7/15/2077	350,000	348,744
b,c	Energean Israel Finance Ltd., 8.50% due 9/30/2033	215,000	225,735
a,f	Energy Transfer LP, Series B, 6.625% (TSFR3M + 4.42%) due 2/15/2028	475,000	477,650
b	Global Partners LP/GLP Finance Corp., 7.125% due 7/1/2033	390,000	400,807
b	Gray Oak Pipeline LLC, 3.45% due 10/15/2027	290,000	285,209
	Kinder Morgan Energy Partners LP, 5.80% due 3/15/2035	415,000	421,358
b	Midwest Connector Capital Co. LLC, 4.625% due 4/1/2029	408,000	403,989
	MPLX LP, 4.95% due 9/1/2032	458,000	449,092
	NuStar Logistics LP, 5.625% due 4/28/2027	278,000	278,942
c	Petroleos Mexicanos, 5.95% due 1/28/2031	300,000	296,361
	South Bow USA Infrastructure Holdings LLC, 5.026% due 10/1/2029	275,000	273,650
	Sunoco LP,
b	5.875% due 7/15/2027	437,000	437,660
b	6.625% due 8/15/2032	186,000	188,976
b	Whistler Pipeline LLC, 5.40% due 9/30/2029	349,000	351,590
			6,547,479
	EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.7%
	Diversified REITs — 1.7%
	American Tower Corp.,
	4.70% due 12/15/2032	197,000	190,292
	4.90% due 3/15/2030	279,000	277,572
	5.80% due 11/15/2028	255,000	259,911
b	American Tower Trust, 3.652% due 3/15/2048	80,000	78,285
	Crown Castle, Inc., 4.90% due 9/1/2029	545,000	543,065
	Extra Space Storage LP, 5.70% due 4/1/2028	251,000	254,321
	Host Hotels & Resorts LP, 4.25% due 12/15/2028	300,000	295,512
b	Iron Mountain Information Management Services, Inc., 5.00% due 7/15/2032	172,000	164,009
	Iron Mountain, Inc.,
b	5.25% due 3/15/2028	175,000	174,540
b	7.00% due 2/15/2029	305,000	310,463
	SBA Communications Corp., 5.15% due 7/15/2031	233,000	231,148
	SBA Tower Trust,
b	1.631% due 5/15/2051	700,000	695,973
b	1.84% due 4/15/2027	400,000	392,879
b	4.831% due 10/15/2054	675,000	670,620
			4,538,590
	FINANCIAL SERVICES — 3.2%
	Capital Markets — 1.2%
	Blue Owl Credit Income Corp., 7.75% due 9/16/2027	199,000	203,591
	Brookfield Asset Management Ltd.,
c	4.832% due 4/15/2031	221,000	216,500
c	5.795% due 4/24/2035	132,000	132,161
b	Burford Capital Global Finance LLC, 9.25% due 7/1/2031	290,000	289,530
	Hercules Capital, Inc., 3.375% due 1/20/2027	214,000	212,684
b	Jefferson Capital Holdings LLC, 8.25% due 5/15/2030	340,000	356,041
b	LPL Holdings, Inc., 4.625% due 11/15/2027	620,000	617,557
b	LSEG U.S. Fin Corp., 4.25% due 3/23/2029	315,000	310,297
	Main Street Capital Corp., 6.50% due 6/4/2027	326,000	329,394
	TPG Operating Group II LP, 4.875% due 5/15/2031	258,000	252,032
b	Voya Global Funding, 5.269% due 8/18/2031	250,000	248,393
	Commercial Services & Supplies — 0.1%
b	MSD Investment Corp., 6.375% due 6/12/2029	310,000	309,461

18 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Multi Sector Bond ETF | August 31, 2026

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

	Consumer Finance — 0.2%
	FirstCash, Inc.,
[b]	5.625% due 1/1/2030	$230,000	$227,932
[b]	6.875% due 3/1/2032	350,000	357,242
	Financial Services — 1.6%
[a]	Bank of America Corp., 4.948% (SOFR + 2.04%) due 7/22/2028	394,000	395,115
[a,c]	Barclays plc, 4.476% (SOFR + 1.08%) due 11/11/2029	345,000	341,174
[a,b,c]	BNP Paribas SA, 4.916% (SOFR + 1.29%) due 1/15/2034	318,000	306,600
[a]	Citigroup, Inc., 4.952% (SOFR + 1.46%) due 5/7/2031	325,000	322,998
[b]	Equitable America Global Funding, 4.95% due 6/9/2030	111,000	109,793
[b]	EZCORP, Inc., 7.375% due 4/1/2032	265,000	276,157
	Goldman Sachs Group, Inc.,
[a]	4.466% (SOFR + 0.82%) due 9/10/2027	315,000	315,031
[a]	5.24% (SOFR + 1.17%) due 7/21/2032	344,000	342,156
	JPMorgan Chase & Co.,
[a]	4.414% (SOFR + 0.77%) due 9/22/2027	286,000	286,066
[a,f]	Series II, 6.47% (TSFR3M + 2.75%) due 10/1/2026	450,000	450,945
[a,b,c]	Societe Generale SA, 4.45% (SOFR + 1.10%) due 4/12/2030	280,000	274,506
[c]	Sumitomo Mitsui Financial Group, Inc., 5.852% due 7/13/2030	275,000	282,175
	Western Union Co., 4.75% due 6/15/2029	318,000	313,351
	Mortgage Real Estate Investment Trusts — 0.1%
	Lineage OP LP, 5.25% due 7/15/2030	320,000	317,747
			8,396,629
	FOOD, BEVERAGE & TOBACCO — 2.0%
	Beverages — 0.6%
[b,c]	Becle SAB de CV, 2.50% due 10/14/2031	295,000	252,476
[c]	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25% due 4/27/2029	280,000	274,988
	Huntington Ingalls Industries, Inc., 3.483% due 12/1/2027	419,000	412,614
	Keurig Dr. Pepper, Inc.,
	4.35% due 5/15/2028	84,000	83,335
	4.60% due 5/15/2030	417,000	409,152
	Food Products — 0.7%
	Conagra Brands, Inc.,
	4.85% due 11/1/2028	504,000	501,868
	5.40% due 8/1/2031	328,000	326,964
[b]	Darling Ingredients, Inc., 5.25% due 4/15/2027	214,000	213,966
	Flowers Foods, Inc., 5.75% due 3/15/2035	399,000	376,129
	Post Holdings, Inc.,
[b]	6.375% due 3/1/2033	358,000	351,817
[b]	6.50% due 3/15/2036	140,000	135,671
	Tobacco — 0.7%
	Altria Group, Inc., 2.45% due 2/4/2032	557,000	484,545
	BAT Capital Corp.,
	4.625% due 3/22/2033	463,000	443,684
	5.834% due 2/20/2031	197,000	202,386
	Imperial Brands Finance plc,
[b,c]	5.50% due 7/7/2036	404,000	391,840
[b,c]	6.125% due 7/27/2027	375,000	379,335
			5,240,770
	HEALTH CARE EQUIPMENT & SERVICES — 2.2%
	Health Care Equipment & Supplies — 0.4%
	Baxter International, Inc., 4.90% due 12/15/2030	349,000	342,715
[b]	Medline Borrower LP/Medline Co-Issuer, Inc., 6.25% due 4/1/2029	451,000	458,230
[b]	VSP Optical Group, Inc., 5.45% due 12/1/2035	348,000	339,839
	Health Care Providers & Services — 1.8%
	Centene Corp.,
	2.625% due 8/1/2031	322,000	280,237
	4.625% due 12/15/2029	455,000	443,666

See notes to financial statements.	Annual Financial Statements | 19

Schedule of Investments, Continued

Thornburg Multi Sector Bond ETF | August 31, 2026

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

	Charles River Laboratories International, Inc.,
[b]	3.75% due 3/15/2029	$323,000	$311,747
[b]	4.25% due 5/1/2028	340,000	335,151
[b]	Highmark, Inc., 5.75% due 5/15/2036	361,000	354,051
[b]	Horseshoe Funding Trust I, 6.062% due 2/15/2036	100,000	99,349
	Humana, Inc., 5.375% due 4/15/2031	355,000	355,586
[b,c]	Icon Investments Six DAC, 5.421% due 8/13/2031	200,000	199,070
	IQVIA, Inc.,
[b]	5.00% due 5/15/2027	372,000	372,082
	5.70% due 5/15/2028	336,000	339,968
	Tenet Healthcare Corp.,
	6.125% due 6/15/2030	380,000	382,595
	6.75% due 5/15/2031	197,000	201,176
	Universal Health Services, Inc.,
	2.65% due 10/15/2030	408,000	366,584
	4.625% due 10/15/2029	516,000	507,398
			5,689,444
	HOUSEHOLD & PERSONAL PRODUCTS — 0.4%
	Household Products — 0.3%
[b]	Energizer Holdings, Inc., 4.75% due 6/15/2028	398,000	393,578
	Scotts Miracle-Gro Co.,
	4.375% due 2/1/2032	182,000	169,302
	5.25% due 12/15/2026	95,000	94,851
	Personal Care Products — 0.1%
[b]	Edgewell Personal Care Co., 5.50% due 6/1/2028	345,000	344,624
			1,002,355
	INSURANCE — 4.8%
	Insurance — 4.8%
	American National Global Funding,
[b]	5.25% due 6/3/2030	234,000	231,861
[b]	5.55% due 1/28/2030	239,000	239,717
[b]	American National Group, Inc., 6.144% due 6/13/2032	111,000	112,502
	Aon North America, Inc., 5.45% due 3/1/2034	423,000	420,728
[c]	Aspen Insurance Holdings Ltd., 5.75% due 7/1/2030	423,000	430,305
	Brighthouse Financial Global Funding,
[b]	2.00% due 6/28/2028	414,000	390,154
[b]	5.65% due 6/10/2029	111,000	111,509
	Brown & Brown, Inc., 5.65% due 6/11/2034	462,000	458,188
	CNO Financial Group, Inc., 6.45% due 6/15/2034	405,000	414,266
[b]	CNO Global Funding, 4.95% due 9/9/2029	100,000	99,546
[b]	Constellation Global Funding, 4.85% due 10/22/2030	376,000	364,720
	Corebridge Financial, Inc., 5.90% due 8/20/2036	356,000	357,420
[b,c]	DaVinciRe Holdings Ltd., 5.95% due 4/15/2035	324,000	324,956
[c]	Enstar Group Ltd., 3.10% due 9/1/2031	368,000	324,267
[b]	Equitable Financial Life Global Funding, 5.00% due 3/27/2030	339,000	336,542
	F&G Annuities & Life, Inc., 7.40% due 1/13/2028	252,000	257,688
[b]	F&G Global Funding, 5.875% due 1/16/2030	172,000	172,463
[c]	Fairfax Financial Holdings Ltd., 4.625% due 4/29/2030	434,000	426,865
	Fidelity National Financial, Inc., 2.45% due 3/15/2031	332,000	291,672
	First American Financial Corp., 2.40% due 8/15/2031	334,000	289,040
[b]	Fortitude Global Funding, 5.50% due 6/12/2031	197,000	196,013
[b]	Fortitude Group Holdings LLC, 6.25% due 4/1/2030	391,000	395,160
[b]	GA Global Funding Trust, 4.50% due 9/18/2030	406,000	389,265
[b]	Global Atlantic Fin Co., 4.40% due 10/15/2029	197,000	189,756
	Horace Mann Educators Corp., 4.70% due 10/1/2030	590,000	576,389
[b]	Lincoln Financial Global Funding, 5.25% due 8/13/2031	350,000	347,403
	Lincoln National Corp., 5.35% due 11/15/2035	439,000	420,918
	Mercury General Corp., 6.25% due 6/15/2036	198,000	195,474
[b]	New York Life Global Funding, 4.55% due 1/28/2033	512,000	491,653
	Old Republic International Corp., 5.70% due 6/1/2036	272,000	266,579
[b]	Principal Life Global Funding II, 5.50% due 6/28/2028	275,000	278,193

20 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Multi Sector Bond ETF | August 31, 2026

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

[b]	Protective Life Corp., 4.70% due 1/15/2031	$379,000	$369,745
[b]	Protective Life Global Funding, 5.467% due 12/8/2028	111,000	112,289
[b]	Reliance Standard Life Global Funding II, 2.75% due 1/21/2027	200,000	198,580
[c]	RenaissanceRe Holdings Ltd., 5.75% due 6/5/2033	439,000	441,643
	RLI Corp., 5.375% due 6/1/2036	495,000	472,359
[b]	Sammons Financial Group, Inc., 5.95% due 6/15/2036	369,000	352,170
	Stewart Information Services Corp., 3.60% due 11/15/2031	327,000	286,687
	Willis North America, Inc., 4.55% due 3/15/2031	531,000	515,452
			12,550,137
	MATERIALS — 1.5%
	Chemicals — 0.3%
[b,c]	NOVA Chemicals Corp., 5.25% due 6/1/2027	380,000	379,594
[b,c]	Nufarm Australia Ltd./Nufarm Americas, Inc., 5.00% due 1/27/2030	335,000	315,362
	Containers & Packaging — 1.1%
[c]	Amcor Group Finance plc, 5.45% due 5/23/2029	302,000	306,062
	AptarGroup, Inc., 4.75% due 3/30/2031	548,000	537,588
	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance plc,
[b,c]	3.25% due 9/1/2028	290,000	281,935
[b,c]	6.25% due 1/30/2031	197,000	198,001
	Ball Corp.,
	2.875% due 8/15/2030	322,000	293,236
	5.50% due 9/15/2033	195,000	193,461
	6.00% due 6/15/2029	154,000	155,795
	Crown Americas LLC, 5.875% due 6/1/2033	465,000	465,093
[b]	Graphic Packaging International LLC, 3.50% due 3/15/2028 - 3/1/2029	387,000	371,114
	Metals & Mining — 0.1%
[b]	Novelis Corp., 3.875% due 8/15/2031	380,000	347,358
			3,844,599
	MEDIA & ENTERTAINMENT — 1.3%
	Diversified Telecommunication Services — 0.1%
[b]	DirecTV Financing LLC/DirecTV Financing Co-Obligor, Inc., 5.875% due 8/15/2027	38,000	37,999
[b,c]	Telenet Finance Luxembourg Notes SARL, 5.50% due 3/1/2028	167,466	165,120
	Entertainment — 0.2%
[b,c]	Flutter Treasury DAC, 5.875% due 6/4/2031	494,000	485,646
	Media — 1.0%
	CCO Holdings LLC/CCO Holdings Capital Corp.,
[b]	4.25% due 2/1/2031	370,000	333,751
[b]	5.125% due 5/1/2027	80,000	79,897
[b]	7.00% due 2/1/2033	322,000	314,517
	Comcast Corp., 3.25% due 11/1/2039	360,000	262,433
	FactSet Research Systems, Inc., 2.90% due 3/1/2027	350,000	346,654
	Lamar Media Corp., 3.75% due 2/15/2028	325,000	318,698
[b]	News Corp., 3.875% due 5/15/2029	357,000	344,937
	Sirius XM Radio LLC,
[b]	5.00% due 8/1/2027	359,000	358,289
[b]	5.50% due 7/1/2029	236,000	235,592
			3,283,533
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 1.3%
	Biotechnology — 0.8%
[b]	BioMarin Pharmaceutical, Inc., 5.50% due 2/15/2034	315,000	307,818
	Bio-Rad Laboratories, Inc., 3.30% due 3/15/2027	850,000	844,603
	Illumina, Inc.,
	4.65% due 9/9/2026	306,000	305,559
	4.95% due 9/19/2029	473,000	471,075
	Life Sciences Tools & Services — 0.3%
	Augusta SpinCo Corp., 4.656% due 3/23/2031	360,000	353,747
[b]	Avantor Funding, Inc., 4.625% due 7/15/2028	527,000	522,847

See notes to financial statements.	Annual Financial Statements | 21

Schedule of Investments, Continued

Thornburg Multi Sector Bond ETF | August 31, 2026

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

	Pharmaceuticals — 0.2%
	Viatris, Inc., 2.30% due 6/22/2027	$471,000	$461,971
			3,267,620
	REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
	Real Estate Management & Development — 0.2%
b	Cushman & Wakefield U.S. Borrower LLC, 6.75% due 5/15/2028	95,000	95,128
b	Greystar Real Estate Partners LLC, 7.75% due 9/1/2030	385,000	399,938
			495,066
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.3%
	Semiconductors & Semiconductor Equipment — 0.3%
b	Qorvo, Inc., 3.375% due 4/1/2031	443,000	405,642
	Skyworks Solutions, Inc.,
	5.00% due 8/10/2028	29,000	28,990
	5.75% due 1/10/2032	72,000	71,469
	6.25% due 8/10/2036	200,000	195,860
			701,961
	SOFTWARE & SERVICES — 3.5%
	Information Technology Services — 1.1%
	Block Financial LLC, 2.50% due 7/15/2028	275,000	262,993
	Booz Allen Hamilton, Inc.,
b	3.875% due 9/1/2028	463,000	451,527
	5.375% due 1/30/2030	71,000	70,854
	5.90% due 1/30/2034	73,000	71,885
	5.95% due 4/15/2035	77,000	76,317
c	Genpact U.K. Finco plc/Genpact USA, Inc., 4.95% due 11/18/2030	461,000	449,595
	Global Payments, Inc., 5.30% due 8/15/2029	463,000	462,917
b	Insight Enterprises, Inc., 6.625% due 5/15/2032	364,000	369,358
	Mobility Global, Inc.,
b	5.45% due 6/15/2031	50,000	49,810
b	6.05% due 6/15/2036	100,000	98,080
b	Science Applications International Corp., 4.875% due 4/1/2028	346,000	343,267
	Internet Software & Services — 0.9%
	Alphabet, Inc.,
	3.70% due 2/15/2029	225,000	220,253
	4.10% due 2/15/2031	170,000	164,363
	4.875% due 8/15/2031	45,000	44,679
	5.20% due 8/15/2033	79,000	78,720
	Amazon.com, Inc.,
	4.55% due 3/13/2033	455,000	438,274
	4.80% due 7/9/2031	175,000	173,380
b	Arches Buyer, Inc., 4.25% due 6/1/2028	283,000	276,819
b	Cogent Communications Group LLC/Cogent Finance, Inc., 7.00% due 6/15/2027	256,000	243,087
b,c	Prosus NV, 3.061% due 7/13/2031	250,000	225,552
	VeriSign, Inc., 5.25% due 6/1/2032	519,000	515,310
	Software — 1.5%
b,c	Constellation Software, Inc., 5.158% due 2/16/2029	330,000	329,584
	Fair Isaac Corp.,
b	4.00% due 6/15/2028	715,000	698,419
b	6.00% due 5/15/2033	131,000	128,802
	Fidelity National Information Services, Inc.,
	4.55% due 3/10/2029	355,000	350,996
a	4.856% (SOFR + 1.21%) due 3/10/2029	150,000	150,946
	MSCI, Inc.,
b	3.875% due 2/15/2031	322,000	301,221
b	4.00% due 11/15/2029	322,000	309,983
	Open Text Corp.,
b,c	3.875% due 2/15/2028	392,000	383,874
b,c	6.90% due 12/1/2027	175,000	178,222
	Oracle Corp.,
a	4.424% (SOFR + 0.76%) due 8/3/2028	271,000	267,360

22 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Multi Sector Bond ETF | August 31, 2026

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

	5.25% due 2/3/2032	$111,000	$106,549
	Paychex, Inc., 5.35% due 4/15/2032	430,000	429,880
	SS&C Technologies, Inc.,
b	5.50% due 9/30/2027	155,000	155,074
b	6.50% due 6/1/2032	205,000	207,733
			9,085,683
	TECHNOLOGY HARDWARE & EQUIPMENT — 1.5%
	Electronic Equipment, Instruments & Components — 1.2%
	Avnet, Inc., 5.65% due 9/1/2031	168,000	167,424
	CDW LLC/CDW Finance Corp.,
	3.25% due 2/15/2029	197,000	187,609
	4.25% due 4/1/2028	425,000	419,335
	Flex Ltd.,
c	5.25% due 1/15/2032	197,000	192,888
c	6.00% due 1/15/2028	475,000	480,719
b	Molex Electronic Technologies LLC, 4.75% due 4/30/2028	273,000	273,090
b,c	Sensata Technologies BV, 5.875% due 9/1/2030	240,000	241,433
	Trimble, Inc., 4.90% due 6/15/2028	325,000	324,093
b	WESCO Distribution, Inc., 6.375% due 3/15/2029	287,000	291,681
b	Zebra Technologies Corp., 6.50% due 6/1/2032	428,000	435,837
	Technology Hardware, Storage & Peripherals — 0.3%
	Hewlett Packard Enterprise Co.,
	4.15% due 9/15/2028	368,000	363,521
	4.50% due 3/23/2028	141,000	140,505
	NetApp, Inc., 5.50% due 3/17/2032	388,000	390,014
			3,908,149
	TELECOMMUNICATION SERVICES — 1.0%
	Diversified Telecommunication Services — 0.5%
	NTT Finance Corp.,
b,c	5.012% due 11/1/2031	222,000	218,579
b,c	5.259% due 11/1/2033	222,000	217,354
b	Space Exploration Technologies Corp., 5.35% due 7/15/2031	545,000	532,737
b,c	Virgin Media Secured Finance plc, 4.50% due 8/15/2030	258,000	213,993
	Wireless Telecommunication Services — 0.5%
b	Crown Castle Towers LLC, 4.241% due 7/15/2048	400,000	395,045
b,c	Orange SA, 4.75% due 1/13/2033	605,000	582,445
	T-Mobile USA, Inc., 2.25% due 11/15/2031	488,000	422,984
			2,583,137
	TRANSPORTATION — 0.2%
	Air Freight & Logistics — 0.1%
	Ryder System, Inc., 5.65% due 3/1/2028	165,000	167,160
	Transportation Infrastructure — 0.1%
b	Penske Truck Leasing Co. LP/PTL Finance Corp., 5.35% due 3/30/2029	343,000	345,490
			512,650
	UTILITIES — 5.0%
	Electric Utilities — 4.5%
	AEP Texas, Inc., Series Q, 5.20% due 4/15/2036	105,000	101,195
b	Alliant Energy Finance LLC, 5.95% due 3/30/2029	365,000	372,851
	Ameren Corp., 5.375% due 3/15/2035	199,000	196,636
a	American Electric Power Co., Inc., 3.875% (5-Yr. CMT + 2.68%) due 2/15/2062	155,000	153,873
	Arizona Public Service Co., 5.70% due 8/15/2034	379,000	383,957
	Black Hills Corp.,
	2.50% due 6/15/2030	408,000	370,786
	4.55% due 1/31/2031	197,000	191,912
b	Cleco Power LLC, 5.30% due 1/15/2036	234,000	229,145
	Dominion Energy, Inc.,
	4.60% due 5/15/2028	196,000	195,588
	5.00% due 6/15/2030	182,000	181,803
a,f	Series C, 4.35% (5-Yr. CMT + 3.20%) due 1/15/2027	220,000	218,889

See notes to financial statements.	Annual Financial Statements | 23

Schedule of Investments, Continued

Thornburg Multi Sector Bond ETF | August 31, 2026

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

	DTE Energy Co.,
	4.875% due 6/1/2028	$200,000	$200,364
	5.05% due 10/1/2035	232,000	222,885
	5.20% due 4/1/2030	296,000	297,557
[a]	Duke Energy Corp., 3.25% (5-Yr. CMT + 2.32%) due 1/15/2082	470,000	465,836
	Duke Energy Florida LLC, 4.20% due 12/1/2030	197,000	191,709
[b,c]	Electricite de France SA, 5.75% due 1/13/2035	342,000	347,171
	ENEL Finance International NV,
[b,c]	2.125% due 7/12/2028	505,000	480,780
[b,c]	4.375% due 9/30/2030	120,000	116,680
	Entergy Arkansas LLC, 5.45% due 6/1/2034	252,000	253,875
	Evergy Kansas Central, Inc., 5.25% due 3/15/2035	517,000	507,653
	Evergy Metro, Inc., 4.95% due 4/15/2033	110,000	107,778
[b]	Evergy Missouri West, Inc., 5.15% due 12/15/2027	120,000	120,588
	Eversource Energy,
	2.55% due 3/15/2031	220,000	196,887
	4.45% due 12/15/2030	236,000	229,748
	5.45% due 3/1/2028	266,000	268,495
	Exelon Corp., 5.125% due 3/15/2031	276,000	276,453
	Interstate Power & Light Co., 5.10% due 9/30/2031	227,000	226,278
	ITC Holdings Corp.,
[b]	4.95% due 9/22/2027	222,000	222,806
[b]	5.65% due 5/9/2034	388,000	389,249
[b]	Liberty Utilities Co., 5.65% due 5/15/2036	462,000	449,535
[a]	NextEra Energy Capital Holdings, Inc., 4.80% (TSFR3M + 2.41%) due 12/1/2077	250,000	247,093
	Niagara Mohawk Power Corp.,
[b]	4.278% due 12/15/2028	111,000	109,457
[b]	4.647% due 10/3/2030	418,000	410,510
[b]	NorthWestern Corp., 5.073% due 3/21/2030	456,000	456,296
[b]	Ohio Edison Co., 4.95% due 12/15/2029	372,000	371,505
	PPL Capital Funding, Inc., 5.25% due 9/1/2034	410,000	403,165
[b]	PSEG Power LLC, 5.20% due 5/15/2030	375,000	375,446
	Public Service Co. of Oklahoma, 5.45% due 1/15/2036	350,000	344,827
	Public Service Electric & Gas Co., 5.20% due 8/1/2033	88,000	88,218
	Puget Energy, Inc., 4.10% due 6/15/2030	369,000	353,871
	Union Electric Co., 2.95% due 3/15/2030	123,000	115,381
[b]	Vistra Operations Co. LLC, 3.70% due 1/30/2027	194,000	193,228
	Gas Utilities — 0.5%
[b,c]	APA Infrastructure Ltd., 5.125% due 9/16/2034	436,000	422,052
[b]	Brooklyn Union Gas Co., 5.456% due 3/16/2036	152,000	147,442
	Piedmont Natural Gas Co., Inc., 5.40% due 6/15/2033	298,000	299,159
[b,c]	Snam SpA, 5.75% due 5/28/2035	275,000	276,144
	Southern Co. Gas Capital Corp., 5.15% due 9/15/2032	269,000	268,129
			13,050,885
	TOTAL CORPORATE BONDS (Cost $103,380,216)		102,482,722

	OTHER GOVERNMENT — 0.3%
	Australia Government Bonds (AUD), 3.00% due 11/21/2033	325,000	205,930
	Brazil Notas do Tesouro Nacional (BRL), 10.00% due 1/1/2029	495,000	90,094
	New Zealand Government Bonds (NZD), 3.50% due 4/14/2033	129,000	72,225
[c]	Turkiye Government International Bonds (TUR), 7.125% due 2/12/2032	200,000	203,222
	U.K. Gilts (GBP), 3.25% due 1/31/2033	262,000	325,122
	TOTAL OTHER GOVERNMENT (Cost $854,296)		896,593

	U.S. TREASURY SECURITIES — 18.9%
	U.S. Treasury Inflation-Indexed Notes,
	0.125%, 2/15/2051	1,520,165	763,883
	0.50%, 1/15/2028	440,057	429,399
	1.25%, 4/15/2028	361,884	355,735
	1.875%, 1/15/2036	217,908	208,009
	U.S. Treasury Notes,

24 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Multi Sector Bond ETF |   August 31, 2026

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

	1.75%, 1/31/2029	$316,000	$297,114
	2.875%, 8/15/2045	6,140,000	4,383,384
	3.75%, 8/31/2031	3,590,000	3,469,118
	4.25%, 6/30/2033	9,225,000	9,035,455
	4.375%, 8/31/2031	250,000	248,672
	4.625%, 8/15/2036	24,850,000	24,613,148
	5.125%, 8/15/2046	200,000	197,250
	U.S. Treasury Strip Coupon,
	7.615%, 5/15/2042	3,060,000	1,333,250
	5.221%, 2/15/2053	3,600,000	861,815
	6.264%, 11/15/2036	260,000	158,338
	6.39%, 5/15/2037	325,000	192,525
	U.S. Treasury Strip Principal,
	5.166%, 5/15/2056	8,918,000	1,898,784
	12.043%, 2/15/2056	2,600,000	559,871
	TOTAL U.S. TREASURY SECURITIES (Cost $49,635,921)		49,005,750

	U.S. GOVERNMENT AGENCIES — 0.3%
[a,f]	CoBank ACB, Series I, 6.25% (TSFR3M + 4.66%), 10/1/2026	770,000	770,493
	TOTAL U.S. GOVERNMENT AGENCIES (Cost $770,490)		770,493

	MORTGAGE BACKED — 26.3%
[a,b]	ACRA Trust, Whole Loan Securities Trust CMO, Series 2024-NQM1 Class A1, 5.608% due 10/25/2064	588,601	587,475
[a,b]	Ajax Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2020-B Class A1, 1.698% due 5/25/2059	424,157	407,207
	Angel Oak Mortgage Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2020-5 Class M1, 2.97% due 5/25/2065	220,000	202,084
[a,b]	Series 2021-1 Class A1, 0.909% due 1/25/2066	301,824	257,986
[a,b]	Series 2022-1 Class A1, 3.881% due 12/25/2066	141,770	129,168
[a,b]	Series 2024-1 Class A1, 5.21% due 8/25/2068	293,701	292,469
[a,b]	Arroyo Mortgage Trust, Whole Loan Securities Trust CMO, Series 2019-1 Class A1, 3.805% due 1/25/2049	12,727	12,453
[a,b]	ATLX Trust, Whole Loan Securities Trust CMO, Series 2024-RPL2 Class A1, 3.85% due 4/25/2063	799,031	770,610
	BRAVO Residential Funding Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2021-NQM1 Class A1, 0.941% due 2/25/2049	285,435	267,723
[a,b]	Series 2021-NQM1 Class A2, 1.26% due 2/25/2049	569,248	520,090
[a,b]	Series 2022-NQM2 Class A1, 5.272% due 11/25/2061	417,516	416,057
[a,b]	Series 2023-NQM1 Class A1, 5.757% due 1/25/2063	129,228	129,491
[a,b]	Series 2023-NQM5 Class M1, 7.245% due 6/25/2063	193,750	193,200
[b]	Series 2024-NQM1 Class B1, 8.042% due 12/1/2063	176,000	177,157
[a,b]	Series 2024-NQM2 Class A1, 6.285% due 2/25/2064	205,974	206,009
[a,b]	Bunker Hill Loan Depositary Trust, Whole Loan Securities Trust CMO, Series 2019-3 Class M1, 3.269% due 11/25/2059	197,966	195,830
[a,b]	BX Trust, CMBS, Series 2025-LIFE Class A, 6.08% due 6/13/2047	100,000	97,431
[b]	Century Plaza Towers, CMBS, Series 2019-CPT Class A, 2.865% due 11/13/2039	565,000	520,189
	Chase Home Lending Mortgage Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2024-10 Class A4, 6.00% due 10/25/2055	210,909	210,547
[a,b]	Series 2024-10 Class A4A, 5.50% due 10/25/2055	293,994	293,151
[a,b]	Series 2024-8 Class A4A, 5.50% due 8/25/2055	565,779	564,239
[a,b]	Series 2025-8 Class A2, 6.00% due 6/25/2056	341,212	342,280
[a,b]	CHNGE Mortgage Trust, Whole Loan Securities Trust CMO, Series 2022-2 Class A1, 4.757% due 3/25/2067	87,474	83,689
	CIM Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2020-R2 Class A1, 2.581% due 10/25/2059	258,888	242,142
[a,b]	Series 2021-R3 Class A1A, 1.951% due 6/25/2057	225,190	213,269
[a,b]	Series 2023-I1 Class B1, 7.018% due 4/25/2058	305,000	305,000
[a,b]	Series 2023-I2 Class B1, 6.734% due 12/25/2067	305,000	304,260
[a,b]	Series 2025-I1 Class A1, 5.655% due 10/25/2069	594,071	593,022
[a,b]	Series 2025-R1 Class A1, 5.00% due 2/25/2099	623,123	621,297
	Citigroup Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2024-CMI1 Class A11, 5.50% due 6/25/2054	448,113	447,223
[a,b]	Series 2026-LTV1 Class A1, 5.759% due 5/25/2066	765,760	761,033
[a,b]	Cityfed Mortgage Trust, CMBS, Series 2026-WEST Class A, 5.36% (SOFR + 1.71%) due 9/15/2043	500,000	498,111

See notes to financial statements.	Annual Financial Statements | 25

Schedule of Investments, Continued

Thornburg Multi Sector Bond ETF | August 31, 2026

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

	COLT Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2023-3 Class B2, 7.769% due 9/25/2068	$600,000	$598,721
[a,b]	Series 2024-1 Class B1, 7.827% due 2/25/2069	550,000	551,821
[a,b]	Series 2024-4 Class A1, 5.949% due 7/25/2069	296,247	296,330
[b]	COMM Mortgage Trust, CMBS, Series 2024-277P Class A, 6.338% due 8/10/2044	369,000	378,595
	CSMC Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2022-ATH2 Class A1, 5.071% due 5/25/2067	358,410	357,241
[a,b]	Series 2022-NQM5 Class A1, 5.24% due 5/25/2067	246,348	245,415
[a]	Federal Home Loan Mtg Corp., Pool 841733, 2.09% (2.19% - SOFR30A) due 6/1/2052	74,634	71,818
	Federal Home Loan Mtg Corp., CMO REMIC,
	Series 2025-104 Class DA, 5.00% due 3/25/2055	983,424	967,987
	Series 2026-38 Class BA, 5.00% due 2/25/2052	956,861	949,946
	Series 4204 Class AD, 1.50% due 8/15/2042	90,653	86,782
	Series 5653 Class DE, 4.75% due 6/25/2053	940,936	924,053
	Federal Home Loan Mtg Corp., Multifamily Structured Pass-Through Certificates, CMBS, Series KJ45 Class A2, 4.66% due 1/25/2031	180,000	179,141
	Federal Home Loan Mtg Corp., Seasoned Credit Risk Transfer, Whole Loan Securities Trust CMO, Series 2024-1 Class MT, 3.00% due
	11/25/2063	86,261	69,344
	Federal Home Loan Mtg Corp., UMBS Collateral,
	Pool RQ0014, 6.00% due 6/1/2055	462,918	468,189
	Pool RQ0028, 6.00% due 7/1/2055	658,107	665,600
	Pool RQ0064, 5.50% due 11/1/2055	577,934	572,469
	Pool RQ0094, 5.00% due 2/1/2056	174,402	168,350
	Pool RQ0118, 5.00% due 5/1/2056	900,470	869,121
[g]	Pool RQ0146, 5.50% due 8/1/2056	3,046,037	3,016,219
	Pool SD2601, 2.50% due 2/1/2053	504,261	414,767
	Pool SD8178, 2.50% due 11/1/2051	2,062,745	1,697,444
	Pool SD8218, 2.00% due 6/1/2052	139,943	109,907
	Pool SD8255, 3.50% due 10/1/2052	337,780	300,475
	Pool SD8491, 5.00% due 12/1/2054	944,693	915,367
	Federal National Mtg Assoc.,
[a]	Pool BM7605, 1.983% (2.28% - SOFR30A) due 7/1/2052	105,302	101,697
	Pool BS3483, 2.26% due 10/1/2041	160,000	112,337
	Federal National Mtg Assoc., CMO REMIC,
	Series 2012-134 Class MX, 3.50% due 5/25/2042	353,104	349,614
	Series 2026-36 Class AC, 4.75% due 8/25/2053	421,038	413,319
	Series 2026-7 Class CD, 4.00% due 4/25/2053	182,547	175,215
	Federal National Mtg Assoc., UMBS Collateral,
	Pool CB4555, 4.50% due 9/1/2052	124,425	117,887
	Pool FA1110, 4.50% due 9/1/2054	494,839	467,719
	Pool FA4232, 5.50% due 4/1/2055	632,821	630,043
[g]	Pool FA5159 3.00% due 3/1/2056	3,154,469	2,701,560
	Pool FS4713, 2.50% due 5/1/2053	686,754	564,979
	Pool FS8875, 3.00% due 7/1/2053	309,333	264,632
	Pool FS9660, 5.50% due 10/1/2054	1,061,028	1,054,948
	Pool FS9716, 2.00% due 8/1/2042	326,186	278,277
	Pool MA4399, 2.50% due 8/1/2051	2,862,996	2,358,634
	Pool MA5497, 5.50% due 10/1/2054	2,445,094	2,430,328
	Pool MA5611, 4.00% due 2/1/2055	133,959	122,394
	Pool MA5972, 5.50% due 2/1/2056	167,500	165,916
	Pool MA6060, 4.50% due 5/1/2041	859,934	839,420
	Pool MA6119, 5.50% due 7/1/2056	316,585	313,486
[g]	Pool MA6176, 5.50% due 9/1/2056	650,000	643,637
[g]	Pool MA6177, 6.00% due 9/1/2056	1,500,000	1,517,204
	GCAT Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2020-NQM1 Class A3, 3.554% due 1/25/2060	206,273	203,859
[a,b]	Series 2022-NQM5 Class A3, 5.71% due 8/25/2067	607,556	598,707
	Government National Mtg Assoc.,
	Pool MA6283, 3.00% due 11/20/2049	317,719	277,347
	Pool MA7706, 3.00% due 11/20/2051	530,014	461,457
	Pool MA8098, 3.00% due 6/20/2052	327,649	285,362
	Government National Mtg Assoc., CMO,
	Series 2018-83 Class AE, 3.50% due 11/20/2044	117,741	117,346
	Series 2021-27 Class ED, 1.00% due 2/20/2051	203,791	154,051

26 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Multi Sector Bond ETF | August 31, 2026

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

	Series 2025-139 Class DT, 5.00% due 3/20/2065	$140,943	$140,733
[a,b]	GS Mortgage Securities Corp. Trust, CMBS, Series 2017-375H Class A, 3.591% due 9/10/2037	470,000	458,204
	GS Mortgage-Backed Securities Corp. Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2019-PJ2 Class B4, 4.345% due 11/25/2049	85,636	78,507
[a,b]	Series 2023-CCM1 Class A1, 6.65% due 8/25/2053	484,928	483,984
	GS Mortgage-Backed Securities Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2023-PJ4 Class A16, 6.50% due 1/25/2054	424,046	427,627
[a,b]	Series 2023-PJ6 Class A15, 6.00% due 4/25/2054	514,800	515,290
[a,b]	Series 2024-RPL2 Class A1, 3.75% due 7/25/2061	646,183	624,012
[a,b]	Series 2025-PJ5 Class A5, 5.50% due 10/25/2055	329,648	328,944
[a,b]	Series 2025-PJ7 Class A5, 5.50% due 12/25/2055	370,240	369,553
[a,b]	HOMES Trust, Whole Loan Securities Trust CMO, Series 2024-NQM2 Class A1, 5.717% due 10/25/2069	529,789	529,809
[a,b]	Hudson Yards Mortgage Trust, CMBS, Series 2019-55HY Class A, 3.041% due 12/10/2041	85,000	79,105
	Imperial Fund Mortgage Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2022-NQM7 Class A1, 7.369% due 11/25/2067	108,594	108,447
[a,b]	Series 2023-NQM1 Class A2, 6.703% due 2/25/2068	517,634	516,648
[a,b]	Series 2023-NQM1 Class A3, 7.16% due 2/25/2068	517,634	516,793
[a,b]	JP Morgan Chase Commercial Mortgage Securities Trust, CMBS, Series 2025-BHR5 Class A, 5.333% (TSFR1M + 1.69%) due 3/15/2040	24,138	24,161
	JP Morgan Mortgage Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2023-4 Class 1A3, 5.50% due 11/25/2053	261,468	257,415
[a,b]	Series 2023-6 Class A4, 6.00% due 12/26/2053	376,954	377,386
[a,b]	Series 2024-11 Class A4, 6.00% due 4/25/2055	273,588	274,017
[a,b]	Series 2024-INV1 Class A4, 6.00% due 4/25/2055	220,268	220,989
[a,b]	Series 2025-5MPR Class A1D, 5.50% due 11/25/2055	371,839	370,176
	Legacy Mortgage Asset Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2021-GS1 Class A1, 5.892% due 10/25/2066	422,725	422,898
[a,b]	Series 2021-GS4 Class A1, 5.65% due 11/25/2060	214,326	219,682
[b]	Manhattan West Mortgage Trust, CMBS, Series 2020-1MW Class A, 2.13% due 9/10/2039	225,000	218,479
[a,b,g]	MFA LLC, Whole Loan Securities Trust CMO, Series 2026-NPL1 Class A1, 5.889% due 8/25/2031	900,000	899,937
	MFA Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2021-RPL1 Class A1, 1.131% due 7/25/2060	224,175	205,112
[a,b]	Series 2024-NPL1 Class A1, 6.33% due 9/25/2054	124,203	124,356
[a,b]	Morgan Stanley Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2026-CLTR1 Class A1, 5.612% due 7/25/2068	765,716	761,365
	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2017-1A Class A1, 4.00% due 2/25/2057	153,001	149,483
[a,b]	Series 2017-2A Class A4, 4.00% due 3/25/2057	446,195	430,215
[a,b]	Series 2018-5A Class A1, 4.75% due 12/25/2057	570,468	564,575
[a,b]	Series 2019-2A Class A1, 4.25% due 12/25/2057	253,304	247,580
[a,b]	Series 2019-NQM4 Class A1, 2.492% due 9/25/2059	167,463	157,624
[a,b]	Series 2021-INV1 Class B5, 3.245% due 6/25/2051	87,523	71,109
[a,b]	Series 2023-NQM1 Class A2, 7.319% due 10/25/2063	484,704	483,919
[a,b]	Series 2024-RTL1 Class A1, 6.664% due 3/25/2039	339,110	339,408
[a,b]	Series 2026-RPL1 Class A1A, 4.00% due 12/25/2065	738,998	703,534
[a,b]	NYMT Loan Trust, Whole Loan Securities Trust CMO, Series 2024-INV1 Class A1, 5.379% due 6/25/2069	470,852	468,940
	OBX Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2022-NQM6 Class A1, 5.70% due 7/25/2062	548,894	547,146
[a,b]	Series 2024-NQM1 Class A1, 5.928% due 11/25/2063	561,872	561,386
[a,b]	Series 2024-NQM1 Class A3, 6.455% due 11/25/2063	449,511	449,355
[a,b]	Series 2024-NQM4 Class A1, 6.067% due 1/25/2064	347,026	347,292
[a,b]	Series 2024-NQM6 Class B1A, 7.47% due 2/25/2064	585,000	587,664
[b]	One Bryant Park Trust, CMBS, Series 2019-OBP Class A, 2.516% due 9/15/2054	286,000	263,356
[a,b]	PMT Loan Trust, Whole Loan Securities Trust CMO, Series 2025-J3 Class A8, 5.50% due 11/27/2056	224,268	223,472
[a,b]	Pretium Mortgage Credit Partners LLC, Whole Loan Securities Trust CMO, Series 2026-NPL5 Class A1, 5.71% due 4/25/2056	608,745	606,357
	PRKCM Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2021-AFC1 Class A1, 1.51% due 8/25/2056	134,759	111,651
[a,b]	Series 2022-AFC1 Class A1A, 5.10% due 4/25/2057	199,341	196,963
[a,b]	Series 2023-AFC1 Class A2, 7.002% due 2/25/2058	492,028	491,213
[a,b]	Series 2023-AFC1 Class A3, 7.304% due 2/25/2058	35,145	35,074
[a,b]	Series 2024-HOME1 Class A1, 6.431% due 5/25/2059	117,780	118,158
[a,b]	Series 2024-HOME1 Class M1, 6.861% due 5/25/2059	450,000	451,659
[a,b]	PRPM LLC, Whole Loan Securities Trust CMO, Series 2025-1 Class A1, 5.993% due 4/25/2030	67,599	67,365
[b]	ROCK Trust, CMBS, Series 2024-CNTR Class A, 5.388% due 11/13/2041	100,000	100,296
	Seasoned Loans Structured Transaction Trust, Whole Loan Securities Trust CMO, Series 2020-1 Class A2D, 2.00% due 7/25/2030	65,000	58,788

See notes to financial statements.	Annual Financial Statements | 27

Schedule of Investments, Continued

Thornburg Multi Sector Bond ETF | August 31, 2026

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

	Sequoia Mortgage Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2024-5 Class A5, 6.00% due 6/25/2054	$700,856	$701,113
[a,b]	Series 2025-1 Class A1, 6.00% due 1/25/2055	118,341	118,754
[a,b]	Series 2025-10 Class A2, 5.00% due 11/25/2055	224,372	214,689
[a,b]	SFO Commercial Mortgage Trust, CMBS, Series 2021-555 Class A, 5.154% (TSFR1M + 1.51%) due 5/15/2038	80,000	79,901
[a,b]	SKY Trust, CMBS, Series 2025-LINE Class A, 6.228% (TSFR1M + 2.59%) due 4/15/2042	40,408	40,661
[b]	SLG Office Trust, CMBS, Series 2021-OVA Class A, 2.585% due 7/15/2041	150,000	132,322
[a,b]	Spruce Hill Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2020-SH2 Class B1, 5.00% due 6/25/2055	189,172	187,849
	Towd Point Mortgage Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2017-6 Class A1, 2.75% due 10/25/2057	63,854	63,213
[a,b]	Series 2018-2 Class A1, 3.25% due 3/25/2058	26,343	26,153
[a,b]	Series 2020-1 Class A2A, 3.10% due 1/25/2060	100,000	92,156
[a,b]	Series 2020-2 Class A1A, 1.636% due 4/25/2060	173,644	157,110
[a,b]	Series 2025-R1 Class A1, 4.00% due 11/27/2057	92,220	78,752
[a,b]	TRK Trust, Whole Loan Securities Trust CMO, Series 2022-INV2 Class A1, 5.35% due 6/25/2057	637,709	611,615
	UWM Mortgage Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2021-INV1 Class A15, 2.50% due 8/25/2051	256,274	202,931
[a,b]	Series 2021-INV5 Class A14, 3.00% due 1/25/2052	155,446	129,608
	Verus Securitization Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2021-R2 Class A3, 1.227% due 2/25/2064	225,299	210,816
[a,b]	Series 2023-7 Class B1, 7.93% due 10/25/2068	600,000	598,969
[a,b]	Series 2023-8 Class A2, 6.664% due 12/25/2068	415,597	415,833
[a,b]	Series 2024-2 Class M1, 6.822% due 2/25/2069	600,000	601,178
[a,b]	Series 2024-8 Class A3, 5.872% due 10/25/2069	288,476	287,981
	Visio Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2019-2 Class M1, 3.26% due 11/25/2054	118,765	115,981
[b]	Series 2020-1R Class A1, 1.312% due 11/25/2055	493,313	477,187
[b]	Series 2020-1R Class M1, 2.926% due 11/25/2055	650,000	603,232
[a,b]	VOLT CII LLC, Whole Loan Securities Trust CMO, Series 2021-NP11 Class A1, 5.868% due 8/25/2051	2,420	2,420
[a,b]	WinWater Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2016-1 Class B3, 3.774% due 1/20/2046	117,392	111,474
	TOTAL MORTGAGE BACKED (Cost $68,682,117)		68,107,478

	LOAN PARTICIPATIONS — 0.5%

	HOUSEHOLD & PERSONAL PRODUCTS — 0.1%
	Household Products — 0.1%
[h]	Prestige Brands, Inc., 5.686% (SOFR + 2.00%) due 6/13/2033	324,210	325,832
			325,832
	SOFTWARE & SERVICES — 0.2%
	Information Technology Services — 0.1%
[i]	CACI International, Inc., due 3/9/2033	300,000	299,250
	Software — 0.1%
[i]	Oak-Eagle AcquireCo, Inc., due 8/4/2033	300,000	302,760
			602,010
	TELECOMMUNICATION SERVICES — 0.2%
	Media — 0.2%
[h]	Discovery Global Holdings, Inc., 6.186% (SOFR + 2.50%) due 6/3/2033	362,885	363,592
			363,592
	TOTAL LOAN PARTICIPATIONS (Cost $1,286,054)		1,291,434

	SHORT-TERM INVESTMENTS — 2.9%
[j]	Thornburg Capital Management Fund	766,780	7,667,801
	TOTAL SHORT-TERM INVESTMENTS (Cost $7,667,801)		7,667,801

	TOTAL INVESTMENTS — 101.6% (Cost $265,797,706)		$263,657,280

	LIABILITIES NET OF OTHER ASSETS — (1.6)%		(4,232,435)

	NET ASSETS — 100.0%		$259,424,845

28 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Multi Sector Bond ETF | August 31, 2026

OUTSTANDING FORWARD CURRENCY CONTRACTS TO BUY OR SELL AT AUGUST 31, 2026

CONTRACT DESCRIPTION	CONTRACT PARTY*	BUY/SELL	CONTRACT AMOUNT	CONTRACT VALUE DATE	VALUE USD	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION
Euro	SSB	Sell	192,600	12/16/2026	224,657	$270	$—
Net unrealized appreciation (depreciation)						$270

* Counterparty includes State Street Bank and Trust Company (“SSB”).

OUTSTANDING CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS AT AUGUST 31, 2026

REFERENCE ENTITY	CLEARINGHOUSE*	FIXED RATE (PAY)/ RECEIVE	PAYMENT FREQUENCY	EXPIRATION DATE	NOTIONAL AMOUNT	UPFRONT PREMIUMS (RECEIVED)/ PAID	VALUE AND UNREALIZED APPRECIATION/ (DEPRECIATION)
PROTECTION SOLD CONTRACTS
CDX North America High Yield Index Series 46	ICE	5.00%	Quarterly	6/20/2031	$416,500	$14,656	$22,464

* Clearinghouse includes Intercontinental Exchange (“ICE”).

Footnote Legend

a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on August 31, 2026.

b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2026, the aggregate value of these securities in the Fund’s portfolio was $117,457,531, representing 45.28% of the Fund’s net assets.

c	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.

d	Bond in default.

e	Non-income producing.

f	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

g	When-issued security.

h	The stated coupon rate represents the greater of the SOFR or the SOFR floor rate plus a spread at August 31, 2026.

i	This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be effective at the time of settlement and will be based upon the Secured Overnight Financing Rate (“SOFR”) plus a premium which was determined at the time of purchase.

j	Investment in Affiliates.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ABS	Asset Backed Securities	GBP	Denominated in Pound Sterling
ACB	Agricultural Credit Bank	Mtg	Mortgage
AUD	Denominated in Australian Dollar	NZD	Denominated in New Zealand Dollar
BRL	Denominated in Brazilian Real	REMIC	Real Estate Mortgage Investment Conduit
CMBS	Commercial Mortgage-Backed Securities	SOFR	Secured Overnight Financing Rate
CMO	Collateralized Mortgage Obligation	SOFR30A	Secured Overnight Financing Rate 30-Day Average
CMT	Constant Maturity Rate	TSFR1M	Term SOFR 1 Month
DAC	Designated Activity Company	TSFR3M	Term SOFR 3 Month
EUR	Denominated in Euro	UMBS	Uniform Mortgage-Backed Securities

See notes to financial statements.	Annual Financial Statements | 29

Schedule of Investments, Continued

Thornburg Multi Sector Bond ETF | August 31, 2026

COUNTRY EXPOSURE *

(percent of net assets)

United States	93.0%
United Kingdom	1.3%
Canada	1.2%
France	0.6%
Bermuda	0.5%
Australia	0.4%
Italy	0.3%
Germany	0.3%
Japan	0.3%
Mexico	0.2%
Guatemala	0.1%
Dominican Republic	0.1%
Israel	0.1%
China	0.1%
Turkey	0.1%
Belgium	0.1%
Brazil	0.0%**
New Zealand	0.0%**
Other Assets Less Liabilities	1.3%

*	Holdings are classified by country of risk as determined by MSCI and Bloomberg.

**	Country percentage was less than 0.1%.

30 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments

Thornburg International Equity ETF | August 31, 2026

	ISSUER-DESCRIPTION	SHARES	VALUE
	COMMON STOCK — 94.4%

	AUTOMOBILES & COMPONENTS — 1.2%
	Automobile Components — 1.2%
	Cie Generale des Etablissements Michelin SCA	161,308	$6,558,135
			6,558,135
	BANKS — 9.5%
	Banks — 9.5%
	BNP Paribas SA	156,951	18,738,252
	ING Groep NV	471,567	16,698,827
	Mitsubishi UFJ Financial Group, Inc.	761,142	17,539,701
			52,976,780
	CAPITAL GOODS — 17.6%
	Aerospace & Defense — 2.6%
	MTU Aero Engines AG	22,045	9,016,386
	Safran SA	14,625	5,725,088
	Building Products — 1.4%
	Cie de Saint-Gobain SA	85,674	7,794,317
	Construction & Engineering — 1.6%
	Ferrovial NV	150,877	8,833,035
	Electrical Equipment — 6.6%
	ABB Ltd.	122,235	11,951,934
	Mitsubishi Electric Corp.	304,307	10,642,503
	Schneider Electric SE	33,564	11,485,842
	Siemens Energy AG	16,075	2,654,886
	Industrial Conglomerates — 5.4%
	Hitachi Ltd.	413,071	14,066,064
	Siemens AG	48,355	16,041,906
			98,211,961
	COMMERCIAL & PROFESSIONAL SERVICES — 1.1%
	Professional Services — 1.1%
	Experian plc	145,504	6,005,030
			6,005,030
	CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL — 1.0%
	Broadline Retail — 1.0%
[a]	Sea Ltd. ADR	47,641	5,406,301
			5,406,301
	CONSUMER DURABLES & APPAREL — 3.8%
	Household Durables — 2.6%
	Sony Group Corp.	586,006	14,736,843
	Textiles, Apparel & Luxury Goods — 1.2%
	LVMH Moet Hennessy Louis Vuitton SE	12,557	6,611,926
			21,348,769
	CONSUMER SERVICES — 2.0%
	Hotels, Restaurants & Leisure — 2.0%
	Galaxy Entertainment Group Ltd. ADR	522,220	11,306,063
			11,306,063
	CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.5%
	Consumer Staples Distribution & Retail — 1.5%
	Alimentation Couche-Tard, Inc.	137,114	8,255,721
			8,255,721
	ENERGY — 3.9%
	Oil, Gas & Consumable Fuels — 3.9%
	Shell plc	142,595	6,515,381

See notes to financial statements.	Annual Financial Statements | 31

Schedule of Investments, Continued

Thornburg International Equity ETF | August 31, 2026

ISSUER-DESCRIPTION	SHARES	VALUE
TotalEnergies SE	176,682	$15,501,302
		22,016,683
FINANCIAL SERVICES — 3.3%
Capital Markets — 3.3%
CME Group, Inc.	42,047	12,004,419
Japan Exchange Group, Inc.	453,832	6,394,201
		18,398,620
FOOD, BEVERAGE & TOBACCO — 1.0%
Beverages — 1.0%
Diageo plc Sponsored ADR	59,995	5,510,541
		5,510,541
HEALTH CARE EQUIPMENT & SERVICES — 1.6%
Health Care Equipment & Supplies — 1.6%
Alcon AG	123,546	8,954,581
		8,954,581
HOUSEHOLD & PERSONAL PRODUCTS — 2.1%
Household Products — 0.5%
Reckitt Benckiser Group plc	36,646	2,549,816
Personal Care Products — 1.6%
L’Oreal SA	20,214	9,032,975
		11,582,791
INSURANCE — 6.9%
Insurance — 6.9%
AIA Group Ltd. Sponsored ADR	292,048	11,311,019
Generali	217,516	11,261,344
NN Group NV	177,472	16,038,576
		38,610,939
MATERIALS — 6.8%
Chemicals — 2.5%
Air Liquide SA	31,781	6,258,872
Linde plc	16,158	7,910,634
Metals & Mining — 4.3%
Freeport-McMoRan, Inc.	181,553	13,750,825
Glencore plc	1,229,431	9,927,832
		37,848,163
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 5.2%
Pharmaceuticals — 5.2%
AstraZeneca plc	92,357	14,973,840
Roche Holding AG	31,811	13,890,613
		28,864,453
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.4%
Semiconductors & Semiconductor Equipment — 3.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	252,797	19,165,777
		19,165,777
SOFTWARE & SERVICES — 1.9%
Software — 1.9%
SAP SE	46,978	10,417,340
		10,417,340
TECHNOLOGY HARDWARE & EQUIPMENT — 3.0%
Electronic Equipment, Instruments & Components — 1.8%
Keyence Corp.	19,248	10,083,520
Technology Hardware, Storage & Peripherals — 1.2%
FUJIFILM Holdings Corp.	329,662	6,998,053
		17,081,573

32 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg International Equity ETF | August 31, 2026

	ISSUER-DESCRIPTION	SHARES	VALUE
	TELECOMMUNICATION SERVICES — 4.4%
	Diversified Telecommunication Services — 4.4%
	Deutsche Telekom AG	262,829	$8,664,471
	Orange SA	894,613	16,008,597
			24,673,068
	TRANSPORTATION — 4.1%
	Air Freight & Logistics — 1.7%
	Deutsche Post AG ADR	296,043	9,623,174
	Ground Transportation — 2.4%
	Canadian Pacific Kansas City Ltd.	142,540	13,212,032
			22,835,206
	UTILITIES — 9.1%
	Electric Utilities — 6.6%
	Endesa SA	261,292	12,778,050
	Enel SpA	1,097,154	12,006,625
	Iberdrola SA	505,516	11,791,118
	Multi-Utilities — 2.5%
	E.ON SE	678,506	14,029,109
			50,604,902
	TOTAL COMMON STOCK (Cost $440,057,889)		526,633,397

	SHORT-TERM INVESTMENTS — 5.9%
[b]	Thornburg Capital Management Fund	3,318,824	33,188,244
	TOTAL SHORT-TERM INVESTMENTS (Cost $33,188,244)		33,188,244

	TOTAL INVESTMENTS — 100.3% (Cost $473,246,133)		$559,821,641

	LIABILITIES NET OF OTHER ASSETS — (0.3)%		(1,781,115)

	NET ASSETS — 100.0%		$558,040,526

Footnote Legend

a	Non-income producing.

b	Investment in Affiliates.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

ADR       American Depositary Receipt

See notes to financial statements.	Annual Financial Statements | 33

Schedule of Investments, Continued

Thornburg International Equity ETF | August 31, 2026

COUNTRY EXPOSURE *

(percent of equity holdings)

France	17.5%
United States	17.0%
Japan	15.3%
Germany	13.4%
Netherlands	6.2%
Spain	4.7%
Italy	4.4%
United Kingdom	4.4%
Canada	4.1%
Taiwan	3.6%
Switzerland	2.3%
Hong Kong	2.1%
Macao	2.1%
Australia	1.9%
Singapore	1.0%

* Holdings are classified by country of risk as determined by MSCI and Bloomberg.

34 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments

Thornburg International Growth ETF | August 31, 2026

	ISSUER-DESCRIPTION	SHARES	VALUE
	COMMON STOCK — 97.8%

	AUTOMOBILES & COMPONENTS — 2.9%
	Automobiles — 2.9%
	Ferrari NV	303	$128,048
			128,048
	BANKS — 4.0%
	Banks — 4.0%
	BNP Paribas SA	570	68,052
[a]	NU Holdings Ltd. Class A	3,109	45,236
	Resona Holdings, Inc.	3,899	61,771
			175,059
	CAPITAL GOODS — 21.0%
	Aerospace & Defense — 8.8%
	Leonardo SpA	1,883	113,127
	MTU Aero Engines AG ADR	491	100,213
	Rolls-Royce Holdings plc	8,386	173,980
	Building Products — 1.2%
	Nitto Boseki Co. Ltd.	2,513	50,356
	Electrical Equipment — 5.4%
	Schneider Electric SE	396	135,514
	Siemens Energy AG	628	103,718
	Machinery — 1.4%
	SMC Corp.	140	61,989
	Trading Companies & Distributors — 4.2%
	AerCap Holdings NV	454	66,257
	Diploma plc	1,205	119,753
			924,907
	CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL — 6.3%
	Broadline Retail — 6.3%
[a]	Amazon.com, Inc.	243	63,124
[a]	MercadoLibre, Inc.	53	102,619
[a]	Sea Ltd. ADR	974	110,529
			276,272
	CONSUMER DURABLES & APPAREL — 1.2%
	Textiles, Apparel & Luxury Goods — 1.2%
	Brunello Cucinelli SpA	528	53,862
			53,862
	CONSUMER SERVICES — 0.7%
	Hotels, Restaurants & Leisure — 0.7%
	Lottomatica Group SpA	1,073	31,683
			31,683
	FINANCIAL SERVICES — 10.1%
	Capital Markets — 6.4%
	Deutsche Boerse AG	304	101,700
[a,b]	Fairfax India Holdings Corp.	2,927	55,613
	Hong Kong Exchanges & Clearing Ltd. ADR	476	25,790
	Japan Exchange Group, Inc.	6,962	98,090
	Financial Services — 3.7%
	Mastercard, Inc. Class A	215	126,702
[a]	Wise Group plc Class A	2,829	37,259
			445,154
	HEALTH CARE EQUIPMENT & SERVICES — 4.4%
	Health Care Equipment & Supplies — 4.4%
	Hoya Corp.	1,266	195,019
			195,019

See notes to financial statements.	Annual Financial Statements | 35

Schedule of Investments, Continued

Thornburg International Growth ETF | August 31, 2026

	ISSUER-DESCRIPTION	SHARES	VALUE
	MATERIALS — 3.1%
	Chemicals — 3.1%
	Air Liquide SA	699	$137,659
			137,659
	MEDIA & ENTERTAINMENT — 1.5%
	Interactive Media & Services — 1.5%
[b]	SMG Swiss Marketplace Group AG	1,668	66,580
			66,580
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 6.2%
	Life Sciences Tools & Services — 3.0%
	Lonza Group AG	187	133,454
	Pharmaceuticals — 3.2%
	AstraZeneca plc	852	138,135
			271,589
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 23.4%
	Semiconductors & Semiconductor Equipment — 23.4%
[a]	Advanced Micro Devices, Inc.	360	169,459
	AIXTRON SE	646	26,856
	ASM International NV	129	121,076
	ASML Holding NV	208	350,773
	BE Semiconductor Industries NV	492	111,730
	Taiwan Semiconductor Manufacturing Co. Ltd.	3,351	254,056
			1,033,950
	SOFTWARE & SERVICES — 6.8%
	Information Technology Services — 4.3%
	Nomura Research Institute Ltd.	2,550	84,486
[a]	Shopify, Inc. Class A	730	107,580
	Software — 2.5%
[a]	Cadence Design Systems, Inc.	137	46,413
[a]	Money Forward, Inc.	1,533	61,946
			300,425
	TECHNOLOGY HARDWARE & EQUIPMENT — 3.9%
	Communications Equipment — 2.5%
[a]	Arista Networks, Inc.	579	113,304
	Technology Hardware, Storage & Peripherals — 1.4%
	Western Digital Corp.	134	60,374
			173,678
	TELECOMMUNICATION SERVICES — 0.7%
	Diversified Telecommunication Services — 0.7%
[a]	Digi Spain Telecom SA	3,987	30,544
			30,544
	UTILITIES — 1.6%
	Multi-Utilities — 1.6%
	E.ON SE	3,492	72,202
			72,202
	TOTAL COMMON STOCK (Cost $3,434,450)		4,316,631

	SHORT-TERM INVESTMENTS — 2.2%
[c]	Thornburg Capital Management Fund	9,568	95,680
	TOTAL SHORT-TERM INVESTMENTS (Cost $95,680)		95,680

36 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg International Growth ETF | August 31, 2026

ISSUER-DESCRIPTION	SHARES	VALUE
TOTAL INVESTMENTS — 100.0% (Cost $3,530,130)		$4,412,311

LIABILITIES NET OF OTHER ASSETS — (0.0)%		(163)

NET ASSETS — 100.0%		$4,412,148

Footnote Legend

a	Non-income producing.

b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2026, the aggregate value of these securities in the Fund’s portfolio was $122,193, representing 2.77% of the Fund’s net assets.

c	Investment in Affiliates.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR	American Depositary Receipt

COUNTRY EXPOSURE *

(percent of equity holdings)

United States	18.1%
Japan	14.2%
Netherlands	13.5%
United Kingdom	10.9%
Germany	9.4%
Italy	7.6%
Taiwan	5.9%
France	4.8%
Switzerland	4.6%
Brazil	3.4%
Singapore	2.5%
Canada	2.5%
India	1.3%
Spain	0.7%
Hong Kong	0.6%

* Holdings are classified by country of risk as determined by MSCI and Bloomberg.

See notes to financial statements.	Annual Financial Statements | 37

Schedule of Investments

Thornburg Premium Income Builder ETF | August 31, 2026

ISSUER-DESCRIPTION	SHARES	VALUE

COMMON STOCK — 96.0%

BANKS — 10.4%
Banks — 10.4%
Banco de Sabadell SA	73,933	$311,991
Bank of Ireland Group plc	15,113	333,272
BNP Paribas SA	5,491	655,538
Citigroup, Inc.	1,700	223,754
ING Groep NV Sponsored ADR	13,600	480,352
Regions Financial Corp.	15,300	457,164
		2,462,071
CAPITAL GOODS — 4.8%
Aerospace & Defense — 1.3%
BAE Systems plc	10,914	302,277
Industrial Conglomerates — 2.5%
CK Hutchison Holdings Ltd. ADR	36,176	322,762
Siemens AG	833	276,338
Machinery — 1.0%
Daimler Truck Holding AG	4,437	241,146
		1,142,523
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL — 0.9%
Specialty Retail — 0.9%
Home Depot, Inc.	680	222,924
		222,924
CONSUMER SERVICES — 0.4%
Hotels, Restaurants & Leisure — 0.4%
Galaxy Entertainment Group Ltd.	20,500	89,339
		89,339
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.9%
Consumer Staples Distribution & Retail — 1.9%
Tesco plc	71,009	440,001
		440,001
ENERGY — 7.9%
Oil, Gas & Consumable Fuels — 7.9%
Enbridge, Inc.	5,100	257,907
Shell plc ADR	3,400	310,930
South Bow Corp.	8,500	321,045
TC Energy Corp.	3,584	224,108
TotalEnergies SE	8,500	750,635
		1,864,625
FINANCIAL SERVICES — 6.8%
Capital Markets — 3.9%
CME Group, Inc.	2,040	582,420
SLR Investment Corp.	25,500	324,870
Financial Services — 2.5%
Equitable Holdings, Inc.	11,900	596,547
Mortgage Real Estate Investment Trusts — 0.4%
Chimera Investment Corp.	8,500	97,410
		1,601,247
HEALTH CARE EQUIPMENT & SERVICES — 1.9%
Health Care Equipment & Supplies — 1.9%
Medtronic plc	5,100	462,315
		462,315
HOUSEHOLD & PERSONAL PRODUCTS — 5.4%
Household Products — 5.4%
Kimberly-Clark Corp.	8,500	917,575

38 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Premium Income Builder ETF | August 31, 2026

ISSUER-DESCRIPTION	SHARES	VALUE
Reckitt Benckiser Group plc	5,185	$360,558
		1,278,133
INSURANCE — 6.7%
Insurance — 6.7%
ASR Nederland NV	5,644	475,426
AXA SA	4,369	218,724
Generali	4,369	226,184
NN Group NV	7,497	677,493
		1,597,827
MATERIALS — 2.0%
Metals & Mining — 2.0%
BHP Group Ltd. Sponsored ADR	5,100	478,992
		478,992
MEDIA & ENTERTAINMENT — 3.1%
Media — 3.1%
Publicis Groupe SA	6,239	731,575
		731,575
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 8.8%
Biotechnology — 1.8%
AbbVie, Inc.	1,700	435,914
Pharmaceuticals — 7.0%
AstraZeneca plc	3,400	551,242
Merck & Co., Inc.	3,400	502,384
Novartis AG Sponsored ADR	1,700	258,502
Roche Holding AG	799	348,719
		2,096,761
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.8%
Semiconductors & Semiconductor Equipment — 5.8%
Broadcom, Inc.	1,925	712,904
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	1,581	656,621
		1,369,525
TECHNOLOGY HARDWARE & EQUIPMENT — 3.1%
Communications Equipment — 0.8%
Cisco Systems, Inc.	1,700	187,833
Technology Hardware, Storage & Peripherals — 2.3%
Samsung Electronics Co. Ltd. GDR	114	542,412
		730,245
TELECOMMUNICATION SERVICES — 19.2%
Diversified Telecommunication Services — 16.2%
AT&T, Inc.	28,900	748,221
BT Group plc	246,806	686,569
Deutsche Telekom AG	13,770	453,925
Koninklijke KPN NV	64,311	308,662
Orange SA	43,571	779,645
Singapore Telecommunications Ltd.	95,200	340,027
Telenor ASA	21,199	311,051
Zegona Communications plc	9,622	212,777
Wireless Telecommunication Services — 3.0%
America Movil SAB de CV ADR	15,300	352,512
Vodafone Group plc Sponsored ADR	22,100	354,484
		4,547,873
TRANSPORTATION — 1.0%
Air Freight & Logistics — 1.0%
Deutsche Post AG	3,570	232,798
		232,798

See notes to financial statements.	Annual Financial Statements | 39

Schedule of Investments, Continued

Thornburg Premium Income Builder ETF | August 31, 2026

	ISSUER-DESCRIPTION	SHARES	VALUE
	UTILITIES — 5.9%
	Electric Utilities — 4.7%
	Endesa SA	12,223	$597,720
	Enel SpA	46,716	511,211
	Gas Utilities — 1.2%
	Snam SpA	43,316	291,618
			1,400,549
	TOTAL COMMON STOCK (Cost $22,094,771)		22,749,323

	SHORT-TERM INVESTMENTS — 3.9%
[a]	Thornburg Capital Management Fund	92,239	922,393
	TOTAL SHORT-TERM INVESTMENTS (Cost $922,393)		922,393

	TOTAL INVESTMENTS — 99.9% (Cost $23,017,164)		$23,671,716

	OTHER ASSETS LESS LIABILITIES — 0.1%		26,644

	NET ASSETS — 100.0%		$23,698,360

OUTSTANDING WRITTEN OPTIONS CONTRACTS AT AUGUST 31, 2026
CONTRACT DESCRIPTION	CONTRACT PARTY*	CONTRACT AMOUNT	EXERCISE PRICE	EXPIRATION DATE	NOTIONAL AMOUNT	PREMIUMS RECEIVED USD	VALUE USD
WRITTEN CALL OPTIONS – (0.0)%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – (0.0)%
Merck & Co., Inc.	GST	400	USD 160.00	10/16/2026	USD 59,104	$1,440	$(692)

TELECOMMUNICATION SERVICES – (0.0)%
Vodafone Group plc	GST	2,300	USD 17.00	9/18/2026	USD 36,892	621	(341)
TOTAL WRITTEN CALL OPTIONS						$2,061	$(1,033)

WRITTEN PUT OPTION – (0.0)%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – (0.0)%
Broadcom, Inc.	GST	200	USD 340.00	10/16/2026	USD 74,068	$2,980	$(2,125)
TOTAL						$5,041	$(3,158)

* Counterparty includes Goldman Sachs International (“GST”).

Footnote Legend

a       Investment in Affiliates.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

ADR	American Depositary Receipt	USD	United States Dollar
GDR	Global Depositary Receipt

40 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Premium Income Builder ETF | August 31, 2026

COUNTRY EXPOSURE *

(percent of equity holdings)

United States	32.5%
United Kingdom	14.2%
France	13.8%
Netherlands	8.5%
Germany	5.3%
Italy	4.5%
Spain	4.0%
Canada	3.5%
Taiwan	2.9%
South Korea	2.4%
Australia	2.1%
Mexico	1.5%
Singapore	1.5%
Ireland	1.5%
Norway	1.4%
Macao	0.4%

* Holdings are classified by country of risk as determined by MSCI and Bloomberg.

See notes to financial statements.	Annual Financial Statements | 41

Statements of Assets and Liabilities

August 31, 2026

	THORNBURG CORE PLUS BOND ETF	THORNBURG MULTI SECTOR BOND ETF	THORNBURG INTERNATIONAL EQUITY ETF	THORNBURG INTERNATIONAL GROWTH ETF	THORNBURG PREMIUM INCOME BUILDER ETF
ASSETS
Investments at cost
Non-affiliated issuers	$14,365,769	$258,129,905	$440,057,889	$3,434,450	$22,094,771
Non-controlled affiliated issuers	561,273	7,667,801	33,188,244	95,680	922,393

Investments at value
Non-affiliated issuers	14,169,783	255,989,479	526,633,397	4,316,631	22,749,323
Non-controlled affiliated issuers	561,273	7,667,801	33,188,244	95,680	922,393
Cash	-	265,608	-	-	48,540
Foreign currency at value (a)	-	-	77,189	201	7,756
Deposits at broker	12,376	30,925	-	-	-
Unrealized appreciation on forward currency contracts	-	270	-	-	-
Receivable for variation margin on futures contracts	5,237	-	-	-	-
Receivable for variation margin on centrally cleared swap agreements	-	23,290	-	-	-
Dividends receivable	1,329	11,312	793,733	2,208	33,084
Tax reclaims receivable	96	1,306	280,374	549	3,491
Principal and interest receivable	121,145	1,895,891	-	-	-

Total Assets	14,871,239	265,885,882	560,972,937	4,415,269	23,764,587

LIABILITIES
Written options at value	-	-	-	-	3,158
Payable for investments purchased	48,195	6,345,571	2,628,556	478	49,584
Payable to custodian	18,848	-	-	-	-
Payable to investment advisor and other affiliates	5,675	115,466	303,855	2,643	12,848
Accounts payable and accrued expenses	-	-	-	-	637

Total Liabilities	72,718	6,461,037	2,932,411	3,121	66,227

NET ASSETS	$14,798,521	$259,424,845	$558,040,526	$4,412,148	$23,698,360

NET ASSETS CONSIST OF
Net capital paid in on shares of beneficial interest	$15,190,913	$262,133,664	$467,984,780	$4,059,690	$22,955,705
Distributable earnings (accumulated loss)	(392,392)	(2,708,819)	90,055,746	352,458	742,655

NET ASSETS	$14,798,521	$259,424,845	$558,040,526	$4,412,148	$23,698,360

NET ASSET VALUE
Net assets applicable to shares outstanding	$14,798,521	$259,424,845	$558,040,526	$4,412,148	$23,698,360
Shares outstanding	600,000	10,330,000	15,380,000	160,000	900,000
Net asset value and redemption price per share	24.66	25.11	36.28	27.58	26.33

(a)	Cost of foreign currency is $0; $0; $77,197; $201; $7,737 respectively.

See notes to financial statements.

42 | Annual Financial Statements

Statements of Operations

Year Ended August 31, 2026

	THORNBURG CORE PLUS BOND ETF	THORNBURG MULTI SECTOR BOND ETF	THORNBURG INTERNATIONAL EQUITY ETF	THORNBURG INTERNATIONAL GROWTH ETF	THORNBURG PREMIUM INCOME BUILDER ETF(a)
INVESTMENT INCOME
Dividend income
Non-affiliated issuers	$1,246	$22,312	$11,335,010	$53,353	$127,561
Non-controlled affiliated issuers	14,439	95,796	858,616	3,550	1,506
Dividend taxes withheld	-	-	(1,342,662)	(7,649)	(11,340)
Interest income	963,037	6,985,671	441	-	-

Total Income	978,722	7,103,779	10,851,405	49,254	117,727

EXPENSES
Investment management fees	84,759	749,860	2,487,903	33,961	23,955
Legal fees	475	4,643	13,202	122	71

Total Expenses	85,234	754,503	2,501,105	34,083	24,026

Net Investment Income (Loss)	$893,488	$6,349,276	$8,350,300	$15,171	$93,701

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Non-affiliated issuers investments	$(160,855)	$(895,584)	$(3,210,178)	$(308,434)	$(8,478)
In-kind redemptions	25,798	131,584	2,018,250	83,301	-
Options written	-	-	-	-	707
Forward currency contracts	-	7,094	-	-	-
Futures contracts	(7,815)	-	-	-	-
Swap agreements	-	14,975	-	-	-
Foreign currency transactions	36	(3,457)	(38,963)	278	83

Net realized gain (loss)	(142,836)	(745,388)	(1,230,891)	(224,855)	(7,688)

Net change in unrealized appreciation (depreciation) on:
Non-affiliated issuers investments	(332,811)	(2,784,176)	67,741,720	590,217	654,552
Options written	-	-	-	-	1,883
Forward currency contracts	-	2,133	-	-	-
Futures contracts	(1,930)	-	-	-	-
Swap agreements	-	19,285	-	-	-
Foreign currency translations	87	206	(4,878)	(5)	207

Change in net unrealized appreciation (depreciation)	(334,654)	(2,762,552)	67,736,842	590,212	656,642

Net Realized and Unrealized Gain (Loss)	(477,490)	(3,507,940)	66,505,951	365,357	648,954

Change in Net Assets Resulting from Operations	$415,998	$2,841,336	$74,856,251	$380,528	$742,655

(a)	The Fund commenced operations on June 22, 2026.

See notes to financial statements.

Annual Financial Statements | 43

Statements of Changes in Net Assets

	THORNBURG CORE PLUS BOND ETF		THORNBURG MULTI SECTOR BOND ETF
	YEAR ENDED AUGUST 31, 2026	PERIOD ENDED AUGUST 31, 2025(a)	YEAR ENDED AUGUST 31, 2026	PERIOD ENDED AUGUST 31, 2025(a)
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$893,488	$450,938	$6,349,276	$1,216,838
Net realized gain (loss)	(142,836)	(67,116)	(745,388)	(20,344)
Net change in unrealized appreciation (depreciation)	(334,654)	136,597	(2,762,552)	644,893

Net Increase (Decrease) in Net Assets Resulting from Operations	415,998	520,419	2,841,336	1,841,387

DIVIDENDS TO SHAREHOLDERS
From distributable earnings	(884,655)	(418,356)	(6,164,470)	(1,095,607)

FUND SHARE TRANSACTIONS
Proceeds from shares sold	5,101,372	18,868,628	191,393,740	76,042,654
Cost of shares redeemed	(8,804,885)	-	(5,134,195)	(300,000)

Net Increase (Decrease) in Net Assets	(4,172,170)	18,970,691	182,936,411	76,488,434

NET ASSETS
Beginning of Year	18,970,691	-	76,488,434	-

End of Year	$14,798,521	$18,970,691	$259,424,845	$76,488,434

(a)	The Fund commenced operations on February 4, 2025.

See notes to financial statements.

44 | Annual Financial Statements

Statements of Changes in Net Assets, Continued

	THORNBURG INTERNATIONAL EQUITY ETF		THORNBURG INTERNATIONAL GROWTH ETF
	YEAR ENDED AUGUST 31, 2026	PERIOD ENDED AUGUST 31, 2025(a)	YEAR ENDED AUGUST 31, 2026	PERIOD ENDED AUGUST 31, 2025(b)
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$8,350,300	$1,989,134	$15,171	$24,747
Net realized gain (loss)	(1,230,891)	626,984	(224,855)	(236,540)
Net change in unrealized appreciation (depreciation)	67,736,842	18,838,431	590,212	292,014

Net Increase (Decrease) in Net Assets Resulting from Operations	74,856,251	21,454,549	380,528	80,221

DIVIDENDS TO SHAREHOLDERS
From distributable earnings	(3,276,390)	-	(24,990)	-

FUND SHARE TRANSACTIONS
Proceeds from shares sold	273,799,335	201,779,811	578	5,043,273
Cost of shares redeemed	(7,896,426)	(2,676,604)	(1,067,462)	-

Net Increase (Decrease) in Net Assets	337,482,770	220,557,756	(711,346)	5,123,494

NET ASSETS
Beginning of Year	220,557,756	-	5,123,494	-

End of Year	$558,040,526	$220,557,756	$4,412,148	$5,123,494

(a)	The Fund commenced operations on January 21, 2025.
(b)	The Fund commenced operations on January 22, 2025.

See notes to financial statements.

Annual Financial Statements | 45

Statements of Changes in Net Assets, Continued

THORNBURG PREMIUM INCOME BUILDER ETF
PERIOD ENDED AUGUST 31, 2026(a)
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$93,701
Net realized gain (loss)	(7,688)
Net change in unrealized appreciation (depreciation)	656,642

Net Increase (Decrease) in Net Assets Resulting from Operations	742,655

DIVIDENDS TO SHAREHOLDERS
From distributable earnings	-

FUND SHARE TRANSACTIONS
Proceeds from shares sold	22,955,705

Net Increase (Decrease) in Net Assets	23,698,360

NET ASSETS
Beginning of Period	-

End of Period	$23,698,360

(a)	The Fund commenced operations on June 22, 2026.

See notes to financial statements.

46 | Annual Financial Statements

Notes to Financial Statements

August 31, 2026

NOTE 1 – ORGANIZATION

Thornburg Core Plus Bond ETF (“Core Plus Bond ETF”), Thornburg Multi Sector Bond ETF (“Multi Sector Bond ETF”), Thornburg International Equity ETF (“International Equity ETF”), Thornburg International Growth ETF (“International Growth ETF”), and Thornburg Premium Income Builder ETF (“Premium Income Builder ETF”), collectively the “Funds”, are series of Thornburg ETF Trust (the “Trust”). The Trust was organized as a Massachusetts Business Trust on September 9, 2024 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Fund is non-diversified within the meaning of the 1940 Act. The shares of each Fund are bought and sold through exchange trading at market prices (not net asset value (“NAV”)), and are not individually redeemable with the Funds. Shares may trade at a premium or discount to their NAV in the secondary market. Premium Income Builder ETF commenced operations on June 22, 2026. Each Fund is considered to be a separate entity for financial reporting and tax purposes and bears expenses directly attributable to it.

Core Plus Bond ETF: The Fund’s investment objective is to seek total return, consisting of income and capital appreciation. The Fund’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Fund include new and smaller sized fund risk, investment adviser risk, ETF structure risks, risks of bank loans, loan assignments, loan participations and similar obligations, risks affecting convertible debt obligations, risks affecting zero coupon bonds and stripped securities, risks of investing in U.S. government obligations, risks of investing in municipal obligations, risks of debt issued by foreign governments, credit risk, high yield risk, interest rate risk, prepayment and extension risk, risks affecting mortgage-backed securities and other asset-backed securities, structured products risk, foreign currency risk, foreign investment risk, emerging markets risk, market and economic risk, risks affecting specific issuers, liquidity risk, derivatives risk, and cybersecurity and operational risk. Please see the Fund’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Fund.

Multi Sector Bond ETF: The Fund’s investment objective is to seek total return, consisting of income and capital appreciation. The Fund’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Fund include new and smaller sized fund risk, investment adviser risk, ETF structure risks, risks of bank loans, loan assignments, loan participations and similar obligations, risks affecting convertible debt obligations, risks affecting zero coupon bonds and stripped securities, risks of investing in U.S. government obligations, risks of investing in municipal obligations, risks of debt issued by foreign governments, credit risk, high yield risk, interest rate risk, prepayment and extension risk, risks affecting mortgage-backed securities and other asset-backed securities, structured products risk, foreign currency risk, foreign investment risk, market and economic risk, risks affecting specific issuers, liquidity risk, derivatives risk, and cybersecurity and operational risk. Please see the Fund’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Fund.

International Equity ETF: The Fund’s investment objective is to seek long-term capital appreciation. The Fund’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Fund include new and smaller sized fund risk, investment adviser risk, ETF structure risks, equity risk, derivatives risk, risks of investing in depositary receipts, market and economic risk, risks affecting specific issuers, risks affecting specific countries or regions, focused investment risk, foreign investment risk, foreign currency risk, liquidity risk, and cybersecurity and operational risk. Please see the Fund’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Fund.

International Growth ETF: The Fund’s investment objective is to seek long-term capital growth. The Fund’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Fund include new and smaller sized fund risk, investment adviser risk, ETF structure risks, growth company risk, equity risk, derivatives risk, risks of investing in depositary receipts, small and mid-cap company risk, market and economic risk, risks affecting specific issuers, risks affecting specific countries or regions, focused investment risk, foreign investment risk, foreign currency risk, liquidity risk, and cybersecurity and operational risk. Please see the Fund’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Fund.

Premium Income Builder ETF: The Fund’s investment objective is to seek total return consisting of income and, secondarily, capital appreciation. The Fund’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Fund include new and smaller sized fund risk, investment adviser risk, ETF structure risks, equity risk, options strategy risk, foreign investment risk, foreign currency risk, emerging markets risk, risks of investing in depositary receipts, real estate risk, derivatives risk, focused investment risk, equity-linked notes risk, risks affecting convertible debt obligations, risks of investing in U.S. government obligations, risks of debt issued by foreign governments, credit risk, high yield risk, interest rate risk, prepayment and extension risk, risks affecting mortgage-backed securities and other asset-backed securities, business development company risk, market and economic risk, risks affecting specific countries or regions, risks affecting specific issuers, liquidity risk, and cybersecurity and operational risk. Please see the Fund’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Fund.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each of the Funds in the preparation of its financial statements. Each Fund prepares its financial statements in conformity with United States generally accepted accounting principles (“GAAP”), including investment company accounting and reporting guidance in the Financial Accounting Standards Board (the “FASB”) Accounting Standards Codification Topic 946.

Annual Financial Statements | 47

Notes to Financial Statements, Continued

August 31, 2026

Segment Reporting: Each Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Allocation of Income, Gains, Losses and Expenses: Net investment income and any realized and unrealized gains and losses are allocated daily to each outstanding share at the beginning of the day (after adjusting for the current capital shares activity). Expenses common to each Fund and each series of Thornburg Investment Trust are allocated daily among the Funds and series of Thornburg Investment Trust based upon their relative net asset values or other appropriate allocation methods.

Dividends and Distributions to Shareholders: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and may differ from GAAP, are recorded on the ex-dividend date. Ordinary income dividends of a Fund, if any, are generally declared and paid at least monthly for Core Plus Bond ETF and Multi Sector Bond ETF, quarterly for Premium Income Builder ETF, and at least annually for International Equity ETF and International Growth ETF. Capital gains distributions, if any, usually will be declared and paid in December for the prior twelve-month period ending October 31.

Foreign Currency Translation: Portfolio investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against the U.S. dollar on the date of valuation. Purchases and sales of investments and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. When the Funds purchase or sell foreign investments, they will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions. The values of such spot contracts are included in receivable for investments sold and payable for investments purchased on the Statement of Assets and Liabilities.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on investments held. Such changes are included in Net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

Reported net realized gains and losses from foreign currency transactions arise due to purchases and sales of foreign currencies, currency gains and losses realized between the trade and settlement dates on investment transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. These amounts are included in Net realized gain (loss) on foreign currency transactions in the Statement of Operations.

Net change in unrealized appreciation (depreciation) on foreign currency translations arises from changes in the fair value of assets and liabilities, other than investments at period end, resulting from changes in exchange rates.

Guarantees and Indemnifications: Under the Trust’s organizational documents (and under separate agreements with the independent Trustees), its officers and Trustees are provided with an indemnification, to the extent permitted by the 1940 Act, against certain liabilities that may arise out of the performance of their duties to the Funds. In the normal course of business, the Trust may also enter into contracts with service providers that contain general indemnifications. The Trust’s maximum exposure under these arrangements is unknown. However, based on experience, the Trust expects the risk of loss to be remote.

Investment Income: Dividend income is recorded on the ex-dividend date. Certain income from foreign investments is recognized as soon as information is available to the Funds. Interest income is accrued as earned. Premiums and discounts are amortized and accreted, respectively, to first call dates or maturity dates using the effective yield method of the respective investments. These amounts are included in Investment Income in the Statement of Operations.

Investment Transactions: Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale of investments are recorded on an identified cost basis.

Repurchase Agreements: The Funds may invest excess cash in repurchase agreements whereby the Funds purchase investments, which serve as collateral, with an agreement to resell such collateral to the seller at an agreed upon price at the maturity date of the repurchase agreement. Investments pledged as collateral for repurchase agreements are held in custody until maturity of the repurchase agreement. Provisions in the agreements require that the market value of the collateral is at least equal to the repurchase value in the event of default. In the event of default, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. During the year ended August 31, 2026, the Funds did not enter into repurchase agreements.

48 | Annual Financial Statements

Notes to Financial Statements, Continued

August 31, 2026

Security Valuation: All investments in securities held by the Funds are valued as described in Note 3.

Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases (decreases) in net assets from operations during the reporting period. Actual results could differ from those estimates.

When-Issued and Delayed Delivery Transactions: The Funds may engage in when-issued or delayed delivery transactions. To the extent the Funds engage in such transactions, they will do so for the purpose of acquiring portfolio investments consistent with the Funds’ investment objectives and not for the purpose of investment leverage or to speculate on interest rate or market changes. At the time the Funds make a commitment to purchase an investment on a when-issued or delayed delivery basis, the Funds will record the transaction and reflect the value in determining its net asset value. Pursuant to Rule 18f-4 under the 1940 Act, a transaction involving a when-issued security will not be deemed to involve a senior security as long as the Funds intend to settle the transaction physically and the transaction settles within 35 days. Investments purchased on a when-issued or delayed delivery basis do not earn interest until the settlement date. The values of these securities held at August 31, 2026, if any, are detailed in the Schedule of Investments.

NOTE 3 – SECURITY VALUATION

Valuation of the Funds’ portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the “Advisor”), which has been designated by the Trustees of the Trust (the “Trustees”) as the Funds’ “valuation designee” as that term is defined in Rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).

In its capacity as the Funds’ valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Funds’ investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Funds would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker-dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Funds upon a sale of the investment, and the difference could be material to the Funds’ financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are generally valued at the last reported sale price on the valuation date or, if there has been no sale of the investment on that date, at the mean between the last reported bid and ask prices for the investment on that date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. For securities and other portfolio investments which are primarily listed or traded on an exchange outside the United States, the time for determining the investment’s value in accordance with the first sentence of this paragraph will be the close of that investment’s primary exchange preceding the Fund’s valuation time.

Annual Financial Statements | 49

Notes to Financial Statements, Continued

August 31, 2026

In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using methodologies selected and approved by the Committee as described in the Valuation Policy and Procedures, subject to changes or additions by the Committee. For this purpose, a market quotation is considered to be readily available if it is a quoted price (unadjusted) in active markets for identical investments that the Funds can access at the measurement date. Pursuant to the Valuation Policy and Procedures, the Committee shall monitor for circumstances that may necessitate the use of fair valuation methodologies, including circumstances in which a market quotation for an investment is no longer reliable or is otherwise not readily available. For that purpose, a market quotation is not readily available when the primary market or exchange for the applicable investment is not open for the entire scheduled day of trading. A market quotation may also not be readily available if: (a) developments occurring after the most recent close of the applicable investment’s primary exchange, but prior to the close of business on any business day; or (b) an unusual event or significant period of time occurring since the availability of the market quotation, create a serious question concerning the reliability of that market quotation. Additionally, a market quotation will be considered unreliable if it would require adjustment under GAAP, or where GAAP would require consideration of additional inputs in determining the value of the investment.

Investments in U.S. exchange-traded funds are valued at the exchange-traded price if they are listed.

Debt obligations held by the Funds which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.

Forward currency contracts are valued by a third-party pricing service provider.

Futures contracts are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange.

Credit default swap agreements cleared on a clearinghouse or on an exchange which the swap is traded may be valued using the closing price provided by the clearinghouse or exchange on which the swap is traded.

Over-the-counter options are valued by a third-party pricing service provider.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Funds, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Funds are likely to obtain if they sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.

If the market quotation for an investment is expressed in a foreign currency, that market quotation will be converted to U.S. dollars using a foreign exchange quotation from a third-party service at the time of valuation. Foreign investments held by the Funds may be traded on days and at times when the Funds are not open for business. Consequently, the value of the Funds’ investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares.

Valuation Hierarchy: The Funds categorize their investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Funds’ investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit ratings, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Funds are typically calculated by pricing service providers approved by the Committee and are generally characterized as Level 2 within the valuation hierarchy.

50 | Annual Financial Statements

Notes to Financial Statements, Continued

August 31, 2026

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Funds, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Funds are likely to obtain if they sought a bid for the investment, or is otherwise unreliable, the Committee calculates a fair value for the obligation using an alternative method approved by the Committee.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and a Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Funds’ investments as of August 31, 2026:

CORE PLUS BOND ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Preferred Stock	$59,018	$59,018	$—	$—
Asset Backed Securities	1,536,067	—	1,536,067	—
Corporate Bonds	5,210,825	—	5,210,825	—
Other Government	163,573	—	163,573	—
U.S. Treasury Securities	2,399,399	2,399,399	—	—
U.S. Government Agencies	70,045	—	70,045	—
Mortgage Backed	4,730,856	—	4,730,856	—
Short-Term Investments	561,273	561,273	—	—
Total Investments in Securities	$14,731,056	$3,019,690	$11,711,366	$—
Total Assets	$14,731,056	$3,019,690	$11,711,366	$—

Liabilities
Other Financial Instruments
Futures Contracts	$(2,086)	$—	$(2,086)	$—
Total Other Financial Instruments	$(2,086)	$—	$(2,086)	$—
Total Liabilities	$(2,086)	$—	$(2,086)	$—

MULTI SECTOR BOND ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Preferred Stock	$790,328	$790,328	$—	$—
Asset Backed Securities	32,644,681	—	32,644,681	—
Corporate Bonds	102,482,722	—	102,482,722	—
Other Government	896,593	—	896,593	—
U.S. Treasury Securities	49,005,750	49,005,750	—	—
U.S. Government Agencies	770,493	—	770,493	—
Mortgage Backed	68,107,478	—	68,107,478	—
Loan Participations	1,291,434	—	1,291,434	—
Short-Term Investments	7,667,801	7,667,801	—	—
Total Investments in Securities	$263,657,280	$57,463,879	$206,193,401	$—

Other Financial Instruments
Forward Currency Contracts	$270	$—	$270	$—
Centrally Cleared Credit Default Swap Agreements	22,464	—	22,464	—
Total Other Financial Instruments	$22,734	$—	$22,734	$—
Total Assets	$263,680,014	$57,463,879	$206,216,135	$—

Annual Financial Statements | 51

Notes to Financial Statements, Continued

August 31, 2026

INTERNATIONAL EQUITY ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Common Stock	$526,633,397	$526,633,397	$—	$—
Short-Term Investments	33,188,244	33,188,244	—	—
Total Investments in Securities	$559,821,641	$559,821,641	$—	$—
Total Assets	$559,821,641	$559,821,641	$—	$—

INTERNATIONAL GROWTH ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Common Stock	$4,316,631	$4,316,631	$—	$—
Short-Term Investments	95,680	95,680	—	—
Total Investments in Securities	$4,412,311	$4,412,311	$—	$—
Total Assets	$4,412,311	$4,412,311	$—	$—

PREMIUM INCOME BUILDER ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Common Stock	$22,749,323	$22,749,323	$—	$—
Short-Term Investments	922,393	922,393	—	—
Total Investments in Securities	$23,671,716	$23,671,716	$—	$—
Total Assets	$23,671,716	$23,671,716	$—	$—

Liabilities
Other Financial Instruments
Written Call Options	$(1,033)	$—	$(1,033)	$—
Written Put Options	(2,125)	—	(2,125)	—
Total Other Financial Instruments	$(3,158)	$—	$(3,158)	$—
Total Liabilities	$(3,158)	$—	$(3,158)	$—

NOTE 4 – INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an investment advisory agreement with the Trust, the Advisor is paid a management fee for advisory services and for administrative and other services. Each Fund pays for these services under a bundled fee structure (the “Unified Management Fee”). Each Fund pays the Advisor a Unified Management Fee based on the average daily net assets of that Fund at an annual rate as shown in the following table:

MANAGEMENT FEE
Core Plus Bond ETF	0.45%
Multi Sector Bond ETF	0.55
International Equity ETF	0.65
International Growth ETF	0.70
Premium Income Builder ETF	0.79

Total management fees incurred by the Funds for the year ended August 31, 2026 are set forth in the Statement of Operations.

52 | Annual Financial Statements

Notes to Financial Statements, Continued
August 31, 2026

As of August 31, 2026, the percentage of direct investments in the Funds held by the Trustees, officers of the Trust, and the Advisor is approximately as follows.

PERCENTAGE OF
DIRECT INVESTMENTS
Core Plus Bond ETF	1.36%
Multi Sector Bond ETF	0.07
International Equity ETF	0.09
International Growth ETF	0.01
Premium Income Builder ETF	1.96

The Funds may purchase or sell portfolio securities from or to an affiliated fund provided that all such transactions will comply with Rule 17a-7 under the 1940 Act. For the year ended August 31, 2026, the Funds had no such transactions with affiliated funds.

Shown below are holdings of voting securities of each portfolio holding which is considered “affiliated” to the Funds under the 1940 Act (“Affiliates”), including companies for which the Funds’ holdings represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Funds invested for cash management purposes during the period:

CORE PLUS BOND ETF	MARKET VALUE 8/31/25	PURCHASES AT COST	SALES PROCEEDS	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPR./(DEPR.)	MARKET VALUE 8/31/26	DIVIDEND INCOME
Thornburg Capital Mgmt. Fund	$267,662	$7,999,629	$(7,706,018)	$-	$-	$561,273	$14,439

MULTI SECTOR BOND ETF
Thornburg Capital Mgmt. Fund	$569,032	$89,731,295	$(82,632,526)	$-	$-	$7,667,801	$95,796

INTERNATIONAL EQUITY ETF
Thornburg Capital Mgmt. Fund	$8,584,100	$131,993,213	$(107,389,069)	$-	$-	$33,188,244	$858,616

INTERNATIONAL GROWTH ETF
Thornburg Capital Mgmt. Fund	$140,253	$760,905	$(805,478)	$-	$-	$95,680	$3,550

PREMIUM INCOME BUILDER ETF*
Thornburg Capital Mgmt. Fund	$-	$1,280,207	$(357,814)	$-	$-	$922,393	$1,506

* The Fund commenced operations on June 22, 2026.

NOTE 5 – TAXES

Federal Income Taxes: It is the policy of the Trust to comply with the provisions of the Internal Revenue Code of 1986 applicable to regulated investment companies and to distribute to shareholders substantially all investment company taxable income including net realized gains on investments (if any), and tax exempt income of the Funds. Therefore, no provision for federal income or excise tax is required.

The Funds file income tax returns in United States federal and applicable state jurisdictions. The statute of limitations on the Funds’ tax return filings generally remains open for the three years following a return’s filing date. The Funds have analyzed each uncertain tax position believed to be material in the preparation of the Funds’ financial statements for the fiscal year ended August 31, 2026, including open tax years, to assess whether it is more likely than not that the position would be sustained upon examination, based on the technical merits of the position. The Funds have not identified any such position for which an asset or liability must be reflected in the Statements of Assets and Liabilities.

At August 31, 2026, information on the tax components of capital was as follows:

	COST	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Core Plus Bond ETF	$14,926,094	$34,238	$(229,276)	$(195,038)
Multi Sector Bond ETF	265,680,064	248,919	(2,253,346)	(2,004,427)
International Equity ETF	473,295,517	90,116,521	(3,590,397)	86,526,124
International Growth ETF	3,534,225	971,034	(92,948)	878,086
Premium Income Builder ETF	23,016,173	986,067	(330,524)	655,543

Annual Financial Statements | 53

Notes to Financial Statements, Continued

August 31, 2026

Temporary differences between book and tax basis appreciation (depreciation) on cost of investments are primarily attributed to tax deferral of losses on wash sales, premium amortization accruals, mark-to-market of forward currency contracts, mark-to-market of futures contracts, mark-to-market of passive foreign investment companies, distributions from real estate investment trusts (“REITs”), perpetual bond adjustments and accrued income on swaps.

At August 31, 2026, the Funds had cumulative tax basis capital losses from prior fiscal years as shown on the following table, which may be carried forward to offset future capital gains. To the extent such carryforwards are used, capital gain distributions may be reduced to the extent provided by regulations. Such capital loss carryforwards do not expire.

	CUMULATIVE CAPITAL LOSSES
	SHORT-TERM	LONG-TERM
Core Plus Bond ETF	$221,192	$14,195
Multi Sector Bond ETF	923,708	17,945
International Equity ETF	2,866,934	610,071
International Growth ETF	411,342	130,818
Premium Income Builder ETF	7,771	—

At August 31, 2026, the effect of permanent “book/tax” reclassifications resulted in increases and decreases to components of the Funds’ net assets as follows:

	DISTRIBUTABLE EARNINGS	NET CAPITAL PAID
Core Plus Bond ETF	$(25,798)	$25,798
Multi Sector Bond ETF	(131,465)	131,465
International Equity ETF	(2,018,251)	2,018,251
International Growth ETF	(83,301)	83,301

These differences are primarily due to the tax treatment of non-recognition of in-kind redemptions.

Foreign Withholding Taxes Paid: The Funds are subject to foreign tax withholding imposed by certain foreign countries in which the Funds may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. In December 2023, the FASB issued Accounting Standards Update (ASU) 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of income taxes paid disaggregated by jurisdiction, when material to the Funds’ financial statements.

The value of the foreign withholding taxes paid by any Fund at the end of the period in relation to the Fund’s net assets was not significant and accordingly, a reconciliation of income taxes paid for the year ended August 31, 2026 is not presented. Management expects the significance of the foreign withholding taxes paid in relation to net assets to change in future annual periods.

Foreign Withholding Tax Reclaims: The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld, in view of various considerations, including recent decisions rendered by the courts in those and other jurisdictions. The Funds would expect to record a receivable for such a tax reclaim based on a variety of factors, including assessment of a jurisdiction’s legal obligation to pay reclaims, the jurisdiction’s administrative practices and payment history, and industry convention.

Deferred Foreign Capital Gain Taxes: The Funds are subject to a tax imposed on net realized gains of securities of certain foreign countries. The Funds record an estimated deferred tax liability for net unrealized gains on these investments as reflected in the accompanying financial statements. Such changes are included in Net change in unrealized appreciation (depreciation) on investments in the Statement of Operations, if any.

At August 31, 2026, the Funds had undistributed tax basis ordinary investment income and undistributed tax basis capital gains as follows:

	UNDISTRIBUTED TAX BASIS ORDINARY INVESTMENT INCOME	UNDISTRIBUTED TAX BASIS CAPITAL GAINS
Core Plus Bond ETF	$40,104	$—
Multi Sector Bond ETF	236,958	—
International Equity ETF	7,006,862	—
International Growth ETF	16,487	—
Premium Income Builder ETF	92,793	—

54 | Annual Financial Statements

Notes to Financial Statements, Continued

August 31, 2026

The tax character of distributions paid by the Funds during the year ended August 31, 2026, and period ended August 31, 2025, were as follows:

	DISTRIBUTIONS FROM:
	ORDINARY INCOME
	2026	2025
Core Plus Bond ETF	$884,655	$418,356
Multi Sector Bond ETF	6,164,470	1,095,607
International Equity ETF	3,276,390	—
International Growth ETF	24,990	—

NOTE 6 – CREATION AND REDEMPTION TRANSACTIONS

The Funds are exchange-traded funds or “ETFs.” Shares of each Fund may be acquired or redeemed directly from the Fund only in large blocks of shares called “Creation Units” or multiples thereof. A Creation Unit for each of Core Plus Bond ETF, Multi Sector Bond ETF, and Premium Income Builder ETF consists of 50,000 shares. A Creation Unit for International Equity ETF consists of 20,000 shares. As of January 29, 2026, a Creation Unit for International Growth ETF consists of 20,000 shares. The Trust may increase or decrease the number of a Fund’s shares that constitute a Creation Unit, including on a per transaction basis if doing so is deemed to be in the best interests of the applicable Fund and its shareholders. Only an Authorized Participant may engage in creation or redemption transactions directly with a Fund. An Authorized Participant is either a “participating party” (i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation) or a Depository Trust Company participant, in either case, who has executed an agreement with ALPS Distributors, Inc., the Trust’s principal underwriter, and accepted by State Street Bank and Trust Company, the Trust’s transfer agent, with respect to creations and redemptions of Creation Units. Once created, shares of each Fund generally trade in the secondary market in amounts less than a Creation Unit.

Most investors will buy and sell shares of each Fund in secondary market transactions through broker-dealers. Shares of each Fund are listed for trading on a national securities exchange during the trading day. Shares of each Fund trade on an exchange at prices that may differ to varying degrees from the daily NAV of the shares. Each Fund determines its NAV once daily at the close of regular trading on the New York Stock Exchange, which is normally 4:00 p.m. Eastern time. Each Fund determines its NAV by dividing the total Fund assets, less all liabilities, by the total number of outstanding shares. The price at which an Authorized Participant purchases shares of a Fund is based on the next calculation of the NAV after the Fund receives a purchase request in good order.

Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. An additional variable fee may be charged for certain transactions.

NOTE 7 – INVESTMENT TRANSACTIONS

For the year ended August 31, 2026, the Funds had purchase and sale transactions of investments as listed in the table below (excluding short-term investments and in-kind transactions).

	PURCHASES	SALES
Core Plus Bond ETF	$14,838,282	$12,403,068
Multi Sector Bond ETF	237,942,148	126,919,865
International Equity ETF	159,996,461	36,508,315
International Growth ETF	1,919,289	2,490,393
Premium Income Builder ETF	23,465,095	439,453

For the year ended August 31, 2026, the Funds had in-kind transactions associated with Creation Unit acquisitions and redemptions as listed in the table below.

	PURCHASES	SALES
Core Plus Bond ETF	$1,696,406	$5,404,775
Multi Sector Bond ETF	98,729,510	5,051,711
International Equity ETF	131,887,831	7,195,555
International Growth ETF	—	448,603
Premium Income Builder ETF	21,415,689	—

Annual Financial Statements | 55

Notes to Financial Statements, Continued

August 31, 2026

NOTE 8 – DERIVATIVE FINANCIAL INSTRUMENTS

The Funds may use a variety of derivative financial instruments to hedge or adjust the risks affecting their investment portfolio or to enhance investment returns. Provisions of the FASB Accounting Standards Codification 815-10-50 (“ASC 815”) require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Funds and how these derivatives affect the financial position, financial performance and cash flows of the Funds. During the year ended August 31, 2026, the Funds’ principal exposure to derivative financial instruments of the type addressed by ASC 815 were investments in forward currency contracts, futures contracts, credit default swap agreements, and options.

Forward Currency Contracts: During the year ended August 31, 2026, Multi Sector Bond ETF entered into forward currency contracts in the normal course of pursuing its investment objectives, with the intent of reducing the risk to the value of the Fund’s foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. Each of the forward currency contracts entered into by the Funds is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Forward currency contracts involve risks to the Funds, including the risk that a contract’s counterparty will not meet its obligations to the Funds, the risk that a change in a contract’s value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Funds may not achieve the intended benefit of entering into a contract and may experience a loss.

The monthly average value of open forward currency sell contracts for the year ended August 31, 2026 for Multi Sector Bond ETF was $226,943.

These contracts are accounted for by the Funds under ASC 815. Unrealized appreciation and depreciation on outstanding contracts are reported in each Fund’s Statement of Assets and Liabilities, as measured by the difference between the forward exchange rates at the reporting date and the forward exchange rates at each contract’s inception date. Net realized gain (loss) on contracts closed during the period, and changes in net unrealized appreciation (depreciation) on outstanding contracts are recognized in each Fund’s Statement of Operations.

These outstanding forward currency contracts in the table located in the Schedule of Investments which were entered into with State Street Bank and Trust Company (“SSB”) were entered into pursuant to International Swaps and Derivatives Association (“ISDA”) Master Agreements. In the event of a default or termination under the ISDA Master Agreement with SSB, the non-defaulting party has the right to close out all outstanding forward currency contracts between the parties and to net any payment amounts under those contracts, resulting in a single net amount payable by one party to the other.

Because the ISDA Master Agreement with SSB does not result in an offset of reported amounts of financial assets and liabilities in the Fund’s Statement of Assets and Liabilities unless there has been an event of default or termination event under that agreement, the Fund does not net its outstanding forward currency contracts for purposes of the disclosure in the Fund’s Statement of Assets and Liabilities. Instead, the Fund recognizes the unrealized appreciation (depreciation) on those forward currency contracts on a gross basis in the Fund’s Statement of Assets and Liabilities.

Futures Contracts: During the year ended August 31, 2026, Core Plus Bond ETF entered into futures contracts in the normal course of pursuing its investment objectives. A futures contract is an agreement between two parties to buy or sell a specified financial instrument at a set price on a future date. Futures contracts tend to increase or decrease a Fund’s exposure to the underlying instrument.

Upon entering into a futures contract, a Fund is required to pledge collateral to the broker using cash or securities equal to the minimum initial margin requirements of the exchange and the broker. Cash deposits for initial margin are shown as Deposits at broker on the Fund’s Statement of Assets and Liabilities. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. These daily cash settlements are referred to as variation margin and are recognized on the Fund’s Statement of Assets and Liabilities as a receivable or payable on variation margin on futures contracts. Futures contracts may involve a risk of loss in excess of the variation margin shown on the Fund’s Statement of Assets and Liabilities. When the contract is closed or expires, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the Fund’s Statement of Operations. The maximum potential loss on a long futures contract is generally the U.S. dollar value of the notional amount at the time the contract is opened.

The monthly average values of futures contracts for the year ended August 31, 2026 for Core Plus Bond ETF was $239,067.

Credit Default Swap Agreements: During the year ended August 31, 2026, Multi Sector Bond ETF entered into credit default swap agreements in the normal course of pursuing its investment objectives. Swap agreements may be privately negotiated in the over-the-counter market (“OTC swaps”) or may be cleared through a third party, known as a central clearing party or derivatives clearing organization (“centrally cleared swaps”).

56 | Annual Financial Statements

Notes to Financial Statements, Continued

August 31, 2026

Credit default swaps are agreements between counterparties to buy or sell protection on a debt security against a defined credit event. Under the terms of a credit default swap, the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a given percentage applied to a notional principal amount. In return for these payments, the seller acts like a guarantor of the creditworthiness of the debt security.

Credit events may include bankruptcy, failure to pay principal, maturity extension, rating downgrade, or write-down. As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the debt security or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the debt security. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the debt security or receive a net settlement.

The monthly average notional value of centrally cleared credit default swap agreements for the year ended August 31, 2026 for Multi Sector Bond ETF was $390,496.

Option Contracts: During the year ended August 31, 2026, Premium Income Builder ETF engaged in over-the-counter (“OTC”) option trades. Each Fund may engage in option transactions and in doing so achieves similar objectives to what it would achieve through the sale or purchase of individual securities. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller of the option the obligation to sell, the underlying security or other instrument at the exercise price.

A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the seller the obligation to buy, the underlying security, or other instrument at the exercise price. Options on securities indices and other financial indices are settled in cash rather than by delivery of the underlying instrument. To seek to offset some of the risk of a potential decline in value of certain long positions, each Fund may also purchase put options on individual securities, broad-based securities indexes or certain ETFs. Each Fund may also seek to generate income from option premiums by writing (selling) options on a portion of the equity securities (including securities that are convertible into equity securities) in the Fund’s portfolio, on broad-based securities indexes, or certain ETFs.

When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, a Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on a closing purchase or sale transaction is also treated as a realized gain or loss. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Gain or loss on written options and purchased options is presented separately on the Statements of Operations as net realized gain or loss on written options and net realized gain or loss on purchased options, respectively.

Options written by a Fund do not typically give rise to counterparty credit risk since options written obligate a Fund and not the counterparty to perform. Exchange-traded purchased options have relatively less counterparty credit risk to a Fund since the exchange’s clearinghouse, as counterparty to such instruments, guarantees against a possible default.

The monthly average notional value of options written contracts for the year ended August 31, 2026, for Premium Income Builder ETF was $77,348.

Because exchange traded and centrally cleared derivatives are not subject to master netting or similar arrangements, the Funds do not net their respective outstanding derivative contracts for the purpose of disclosure in the Statement of Assets and Liabilities. Instead, the Funds recognize the unrealized appreciation (depreciation) on those derivative contracts on a gross basis in each Fund’s Statement of Assets and Liabilities. The fair value of the Funds’ derivative contracts recognized in the Funds’ Statement of Assets and Liabilities at August 31, 2026 are disclosed in the following table:

		PRINCIPAL	COUNTER	ASSET	LIABILITY	NET
	TYPE OF DERIVATIVE(a)	RISK	PARTY(b)	DERIVATIVES	DERIVATIVES	AMOUNT
Core Plus Bond ETF	Futures contracts(c)	Derivatives risk	GST	$—	$(2,086)	$(2,086)
Multi Sector Bond ETF	Centrally cleared credit default swap agreements(c)	Derivatives risk	GST	22,464	—	22,464
	Forward currency contracts	Foreign currency risk	SSB	270	—	270
				22,734	—	22,734
Premium Income Builder ETF	Written options	Derivatives risk	GST	—	(3,158)	(3,158)

(a)	Generally, the Statement of Assets and Liabilities location for forward currency contracts is Assets - Unrealized appreciation on forward currency contracts for asset derivatives and Liabilities - Unrealized depreciation on forward currency contracts for liabilities derivatives. The Statement of Assets and Liabilities location for futures contracts is Assets - Receivable for variation margin on futures contracts for asset derivatives and Liabilities - Payable for variation margin on futures contracts for liabilities derivatives. The Statement of Assets and Liabilities location for centrally cleared credit default swap agreements is Assets - Receivable for variation margin on centrally cleared credit default swap agreements for asset derivatives and Liabilities - Payable for variation margin on centrally cleared credit default swap agreements for liabilities derivatives. The Statement of Assets and Liabilities location for written options is Liabilities - written options at value for liabilities derivatives.

(b)	Counterparties include State Street Bank and Trust Company (“SSB”) and Goldman Sachs International (“GST”).

(c)	The Statement of Assets and Liabilities location for cash collateral pledged for Futures contracts and Centrally cleared credit default swap agreements is Assets - Deposits at Broker.

Annual Financial Statements | 57

Notes to Financial Statements, Continued

August 31, 2026

Because the Fund did not receive or post cash collateral in connection with its forward currency contracts during the period, the net amount of the Fund’s assets and liabilities which is attributable to the contracts at August 31, 2026 can be determined by offsetting the dollar amounts shown in the asset and liability columns in the preceding table, the result of which is reflected in the “Net Amount” column. The Fund’s forward currency contracts are valued each day, and the net amount of the Fund’s assets and liabilities which are attributable to the contracts are expected to vary over time.

The net realized gain (loss) from forward currency contracts, futures contracts, centrally cleared credit default swap agreements, and options and net change in unrealized appreciation (depreciation) on outstanding forward currency contracts, futures contracts, centrally cleared credit default swap agreements, and options recognized in each Fund’s Statement of Operations for the year ended August 31, 2026 are disclosed in the following table:

	TYPE OF DERIVATIVE(a)	PRINCIPAL RISK	NET REALIZED GAIN (LOSS)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Core Plus Bond ETF	Futures contracts	Derivative Risk	$(7,815)	$(1,930)
Multi Sector Bond ETF	Forward currency contracts	Foreign Currency Risk	7,094	2,133
Multi Sector Bond ETF	Centrally cleared credit default swap agreements	Derivatives Risk	14,975	19,285
Premium Income Builder ETF	Written options	Derivatives Risk	707	1,883

(a)	Generally, the Statement of Operations location for forward currency contracts is Net realized gain (loss) on: forward currency contracts and Net change in unrealized appreciation (depreciation) on: forward currency contracts. The Statement of Operations location for futures contracts is Net realized gain (loss) on: futures contracts and Net change in unrealized appreciation (depreciation) on: futures contracts. The Statement of Operations location for swap agreements is Net realized gain (loss) on: swap agreements and Net change in unrealized appreciation (depreciation) on: swap agreements. The Statement of Operations location for written option contracts is Net realized gain (loss) on: options written and Net change in unrealized appreciation (depreciation) on: options written.

58 | Annual Financial Statements

Financial Highlights

Core Plus Bond ETF

	2026	2025(a)
PER SHARE PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR)(b)
Net Asset Value, Beginning of Year	$25.29	$25.00
Net Investment Income (Loss)+	$1.20	$0.70
Net Realized & Unrealized Gain (Loss) on Investments	(0.63)	0.24
Total from Investment Operations	0.57	0.94
Dividends from Net Investment Income	$(1.20)	$(0.65)
Dividends from Net Realized Gains	$0.00	$0.00
Total Dividends	$(1.20)	$(0.65)
Net Asset Value, End of Year	$24.66	$25.29
TOTAL RETURN APPLICABLE TO SHAREHOLDERS
Total Return(c)	2.26%	3.79%
Total Return, Market Value(c)	2.10%	3.96%
RATIOS TO AVERAGE NET ASSETS
Net Investment Income (Loss) Ratio	4.74%	4.91%(d)
Expenses, After Expense Reductions Ratio	0.45%	0.45%(d)
Expenses, Before Expense Reductions Ratio	0.45%	0.45%(d)
SUPPLEMENTAL DATA
Portfolio Turnover Rate(c)(e)	68.33%	22.11%
Net Assets at End of Year (Thousands)	$14,799	$18,971

+	Based on weighted average shares outstanding.
(a)	The Fund commenced operations on February 4, 2025.

(b)	Unless otherwise noted, periods are fiscal years ended August 31.

(c)	Not annualized for periods less than one year. Total return represents a hypothetical investment at the beginning of the period, adjusted for reinvestment of distributions (if applicable) at net asset value per share, and sold at the end of the period.

(d)	Annualized.

(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions, if any.

See notes to financial statements.

Annual Financial Statements | 59

Financial Highlights

Multi Sector Bond ETF

	2026	2025(a)
PER SHARE PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR)(b)
Net Asset Value, Beginning of Year	$25.50	$25.00
Net Investment Income (Loss)+	$1.18	$0.73
Net Realized & Unrealized Gain (Loss) on Investments	(0.49)	0.39
Total from Investment Operations	0.69	1.12
Dividends from Net Investment Income	$(1.08)	$(0.62)
Dividends from Net Realized Gains	$0.00	$0.00
Total Dividends	$(1.08)	$(0.62)
Net Asset Value, End of Year	$25.11	$25.50
TOTAL RETURN APPLICABLE TO SHAREHOLDERS
Total Return(c)	2.73%	4.52%
Total Return, Market Value(c)	2.70%	4.72%
RATIOS TO AVERAGE NET ASSETS
Net Investment Income (Loss) Ratio	4.66%	5.10%(d)
Expenses, After Expense Reductions Ratio	0.55%	0.55%(d)
Expenses, Before Expense Reductions Ratio	0.55%	0.55%(d)
SUPPLEMENTAL DATA
Portfolio Turnover Rate(c)(e)	93.82%	22.80%
Net Assets at End of Year (Thousands)	$259,425	$76,488

+	Based on weighted average shares outstanding.
(a)	The Fund commenced operations on February 4, 2025.

(b)	Unless otherwise noted, periods are fiscal years ended August 31.

(c)	Not annualized for periods less than one year. Total return represents a hypothetical investment at the beginning of the period, adjusted for reinvestment of distributions (if applicable) at net asset value per share, and sold at the end of the period.

(d)	Annualized.

(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions, if any.

See notes to financial statements.

60 | Annual Financial Statements

Financial Highlights

International Equity ETF

	2026	2025(a)
PER SHARE PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR)(b)
Net Asset Value, Beginning of Year	$29.97	$25.00
Net Investment Income (Loss)+	$0.72	$0.42
Net Realized & Unrealized Gain (Loss) on Investments	5.93	4.55
Total from Investment Operations	6.65	4.97
Dividends from Net Investment Income	$(0.34)	$0.00
Dividends from Net Realized Gains	$0.00	$0.00
Total Dividends	$(0.34)	$0.00
Net Asset Value, End of Year	$36.28	$29.97
TOTAL RETURN APPLICABLE TO SHAREHOLDERS
Total Return(c)	22.38%	19.88%
Total Return, Market Value(c)	22.60%	19.92%
RATIOS TO AVERAGE NET ASSETS
Net Investment Income (Loss) Ratio	2.18%	2.45%(d)
Expenses, After Expense Reductions Ratio	0.65%	0.65%(d)
Expenses, Before Expense Reductions Ratio	0.65%	0.65%(d)
SUPPLEMENTAL DATA
Portfolio Turnover Rate(c)(e)	10.04%	11.62%
Net Assets at End of Year (Thousands)	$558,041	$220,558

+	Based on weighted average shares outstanding.
(a)	The Fund commenced operations on January 21, 2025.

(b)	Unless otherwise noted, periods are fiscal years ended August 31.

(c)	Not annualized for periods less than one year. Total return represents a hypothetical investment at the beginning of the period, adjusted for reinvestment of distributions (if applicable) at net asset value per share, and sold at the end of the period.

(d)	Annualized.

(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions, if any.

See notes to financial statements.

Annual Financial Statements | 61

Financial Highlights

International Growth ETF

	2026	2025(a)
PER SHARE PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR)(b)
Net Asset Value, Beginning of Year	$25.62	$25.00
Net Investment Income (Loss)+	$0.08	$0.13
Net Realized & Unrealized Gain (Loss) on Investments	2.00	0.49
Total from Investment Operations	2.08	0.62
Dividends from Net Investment Income	$(0.12)	$0.00
Dividends from Net Realized Gains	$0.00	$0.00
Total Dividends	$(0.12)	$0.00
Net Asset Value, End of Year	$27.58	$25.62
TOTAL RETURN APPLICABLE TO SHAREHOLDERS
Total Return(c)	8.21%	2.48%
Total Return, Market Value(c)	8.05%	2.48%
RATIOS TO AVERAGE NET ASSETS
Net Investment Income (Loss) Ratio	0.31%	0.85%(d)
Expenses, After Expense Reductions Ratio	0.70%	0.70%(d)
Expenses, Before Expense Reductions Ratio	0.70%	0.70%(d)
SUPPLEMENTAL DATA
Portfolio Turnover Rate(c)(e)	40.62%	24.84%
Net Assets at End of Year (Thousands)	$4,412	$5,123

+	Based on weighted average shares outstanding.
(a)	The Fund commenced operations on January 22, 2025.

(b)	Unless otherwise noted, periods are fiscal years ended August 31.

(c)	Not annualized for periods less than one year. Total return represents a hypothetical investment at the beginning of the period, adjusted for reinvestment of distributions (if applicable) at net asset value per share, and sold at the end of the period.

(d)	Annualized.

(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions, if any.

See notes to financial statements.

62 | Annual Financial Statements

Financial Highlights

Premium Income Builder ETF

2026(a)
PER SHARE PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)(b)
Net Asset Value, Beginning of Period	$25.00
Net Investment Income (Loss)+	$0.15
Net Realized & Unrealized Gain (Loss) on Investments	1.18
Total from Investment Operations	1.33
Dividends from Net Investment Income	$0.00
Dividends from Net Realized Gains	$0.00
Total Dividends	$0.00
Net Asset Value, End of Period	$26.33
TOTAL RETURN APPLICABLE TO SHAREHOLDERS
Total Return(c)	5.32%
Total Return, Market Value(c)	5.40%
RATIOS TO AVERAGE NET ASSETS
Net Investment Income (Loss) Ratio	3.09%(d)
Expenses, After Expense Reductions Ratio	0.79%(d)
Expenses, Before Expense Reductions Ratio	0.79%(d)
SUPPLEMENTAL DATA
Portfolio Turnover Rate(c)(e)	2.43%
Net Assets at End of Period (Thousands)	$23,698

+	Based on weighted average shares outstanding.
(a)	The Fund commenced operations on June 22, 2026.

(b)	Unless otherwise noted, periods are fiscal years ended August 31.

(c)	Not annualized for periods less than one year. Total return represents a hypothetical investment at the beginning of the period, adjusted for reinvestment of distributions (if applicable) at net asset value per share, and sold at the end of the period.

(d)	Annualized.

(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions, if any.

See notes to financial statements.

Annual Financial Statements | 63

Report of Independent Registered Public Accounting Firm

Thornburg ETF Trust

To the Board of Trustees of Thornburg ETF Trust and Shareholders of Thornburg Core Plus Bond ETF, Thornburg Multi Sector Bond ETF, Thornburg International Equity ETF, Thornburg International Growth ETF, and Thornburg Premium Income Builder ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (constituting Thornburg ETF Trust, hereafter collectively referred to as the “Funds”) as of August 31, 2026, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of August 31, 2026, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

Thornburg Core Plus Bond ETF (1)
Thornburg Multi Sector Bond ETF (1)
Thornburg International Equity ETF (2)
Thornburg International Growth ETF (3)
Thornburg Premium Income Builder ETF (4)

(1) Statement of operations for the year ended August 31, 2026 and statement of changes in net assets for the year ended August 31, 2026 and the period February 4, 2025 (commencement of operations) through August 31, 2025

(2) Statement of operations for the year ended August 31, 2026 and statement of changes in net assets for the year ended August 31, 2026 and the period January 21, 2025 (commencement of operations) through August 31, 2025

(3) Statement of operations for the year ended August 31, 2026 and statement of changes in net assets for the year ended August 31, 2026 and the period January 22, 2025 (commencement of operations) through August 31, 2025

(4) Statement of operations and statement of changes in net assets for the period June 22, 2026 (commencement of operations) through August 31, 2026

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

64 | Annual Financial Statements

Report of Independent Registered Public Accounting Firm, Continued

Thornburg ETF Trust

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

New York, New York

October 15, 2026

We have served as the auditor of one or more investment companies in Thornburg Investment Trust since 1999.

Annual Financial Statements | 65

Tax Information

August 31, 2026

For the tax year ended August 31, 2026, taxable ordinary income dividends and long-term capital gain dividends paid by the Funds for federal income tax purposes are as follows:

	TAXABLE ORDINARY	LONG-TERM CAPITAL GAIN
Core Plus Bond ETF	$ 884,655	$ —
Multi Sector Bond ETF	6,164,470	—
International Equity ETF	3,276,390	—
International Growth ETF	24,990	—

For the tax year ended August 31, 2026, the dividend ratio (or the maximum allowed) paid from tax basis net ordinary income as qualifying for the reduced rate under the Jobs and Growth Tax Relief and Reconciliation Act of 2003 and the ordinary income distributions ratio (or the maximum allowed) paid as qualified for the corporate dividend received deduction are as follows:

	QUALIFIED	DIVIDENDS
	DIVIDEND INCOME	RECEIVED DEDUCTION
International Equity ETF	100.00%	0.79%
International Growth ETF	100.00	2.02
Premium Income Builder ETF	100.00	10.73

For the year ended August 31, 2026, foreign source income and foreign tax credit to be passed through to shareholders are as follows:

	FOREIGN SOURCE INCOME	FOREIGN TAX CREDIT
International Equity ETF	$11,269,036	$1,342,408
International Growth ETF	52,333	7,649
Premium Income Builder ETF	113,920	11,179

The information and the distributions reported herein may differ from information and distributions reported to the shareholders for the calendar year ending December 31, 2026. Complete information will be reported in conjunction with your 2026 Form 1099.

66 | Annual Financial Statements

Other Information

August 31, 2026 (Unaudited)

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

During the period covered by this report, there were no matters submitted to the Funds’ shareholders through the solicitation of proxies or otherwise.

REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

Thornburg Investment Management, Inc. (the “Advisor”) provides investment management services to Thornburg Premium Income Builder ETF (the “ETF”), a series of the Thornburg ETF Trust (the “Trust”), pursuant to an investment advisory agreement (the “Agreement”).

In anticipation of their consideration of the Agreement, the Trustees met on March 3-4, 2026 to discuss the ETF with representatives of the Advisor and with the Trust’s legal counsel and Independent Trustee counsel, including a discussion of written materials relating to the ETF that had been provided to the Trustees in advance of that meeting. The Independent Trustees were advised by counsel to the Independent Trustees.

The Trustees met again on May 12-13, 2026 for a further discussion of the ETF with representatives of the Advisor and with the Trust’s legal counsel and Independent Trustee counsel, again including a discussion of written materials relating to the ETF that had been provided to the Trustees in advance of that meeting. In connection with that meeting, the Trustees received materials from an independent analyst firm respecting the proposed fees and expenses of the ETF and considered comparative fee and expense data provided by that analyst firm. The meeting had been called for the purpose of considering, among other topics, the approval of the Agreement in respect of the ETF. At that meeting, the Trustees, after conferring further with representatives of the Advisor and with the Trust’s legal counsel and Independent Trustee counsel, voted unanimously to approve the Agreement for the ETF.

The information below summarizes certain factors considered by the Trustees in connection with the determination to approve the Agreement for the ETF. In determining to approve the Agreement, the Trustees did not identify any single factor as controlling, and this summary does not describe all of the matters considered by the Trustees in making their determination.

Nature, Extent, and Quality of Services. Information considered by the Trustees as relevant to the nature, extent, and quality of the services that the Advisor would provide under the Agreement for the ETF included: the background and experience of the portfolio managers who would be primarily responsible for the day-to-day management of the ETF and the other members of the Advisor’s investment team who would support those portfolio managers; presentations and explanations made by the Advisor’s personnel about the investment objective, investment strategies, and investment limitations of the ETF; information about how the ETF would fit into the Trust’s lineup of investment products; market demand for the type of investment strategies to be pursued by the ETF; the resources that the Advisor would devote to the services it provides to the ETF; the overall reputation and capabilities of the Advisor; the Advisor’s success in managing other portfolios with investment strategies similar to the ETF’s strategies; and the Advisor’s responsiveness to the Trustees’ questions. Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent, and quality of the investment advisory services to be provided to the ETF by the Advisor.

Investment Performance. While the ETF did not have any investment performance at the time the Trustees approved the Agreement, the Trustees did consider the Advisor’s success in achieving positive investment performance in other portfolios with investment strategies similar to the ETF’s strategies. The Trustees also considered the ETF’s proposed investment strategies and processes and concluded that the prospects for the ETF’s competitive future performance were acceptable.

Comparisons of Fee and Expense Levels. The Trustees considered information comparing the ETF’s contractual advisory fee rate and total expense ratio to the advisory fee rates and total expense ratios of a group of selected peers. The Trustees observed that the ETF’s advisory fee rates and expense ratios were generally in line with the peer funds.

Annual Financial Statements | 67

Other Information, Continued

August 31, 2026 (Unaudited)

Costs and Profitability of Advisor. Information about the profitability of the ETF was not available when the Trustees considered the approval of the Agreement because the ETF was not yet operational.

Potential Economies of Scale. In reviewing the extent to which economies of scale would be realized by the ETF as it grows and whether fee levels reflect potential economies of scale, the Trustees considered the Advisor’s willingness in the past to expend from its own profits and resources to maintain staffing levels and expand staff competencies, pay competitive levels of compensation, and add to its information management and other electronic systems so as to maintain or improve service levels. The information provided demonstrated to the Trustees that shareholders may be expected to benefit from any economies of scale.

Potential Ancillary Benefits. In reviewing potential benefits to the Advisor because of its relationship to the ETF, the Trustees noted the benefits to both the Trust and the Advisor of the Advisor’s expansion of its staffing, compliance and systems capabilities, and other resources to serve a broader variety of investment management clients. No unusual or unfair potential benefits to the Advisor from its relationship to the ETF were identified by the Trustees.

Summary of Conclusions. After considering the factors identified above, and in light of the other information received by the Trustees respecting the ETF, the Trustees concluded that the level of the advisory fee to be charged to the ETF by the Advisor is fair and reasonable in relation to the services to be provided by the Advisor, the clear disclosure of fees and expenses in the ETF’s prospectus, comparisons of fees and expenses charged to the ETF to fees and expenses charged to other exchange-traded funds, and the other factors and relevant circumstances considered. The Trustees accordingly determined to approve the Agreement with the Advisor in respect of the ETF.

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To receive shareholder reports, prospectuses, and proxy statements electronically, go to
www.thornburg.com/edelivery.	TH6455

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Filed as part of item 7 of this Form.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Filed as part of item 7 of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Filed as part of item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Filed as part of item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

The authority to consider candidates recommended by the shareholders in accordance with the Trust’s Procedures for Shareholder Communications is committed to the Governance and Nominating Committee.

Item 16. Controls and Procedures

(a) The principal executive officer and the principal financial officer have concluded that the Trust’s disclosure controls and procedures provide reasonable assurance that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There was no change in the Trust’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Code of Business Conduct and Ethics.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 70.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 70.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Thornburg ETF Trust, in respect of the following Thornburg Funds: Core Plus Bond ETF, Multi Sector Bond ETF, International Equity ETF, International Growth ETF, and Thornburg Premium Income Builder ETF.

By:	/s/ Nimish Bhatt
Nimish Bhatt
President and principal executive officer

Date:	10/20/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Nimish Bhatt
Nimish Bhatt
President and principal executive officer

Date:	10/20/2026

By:	/s/ Curtis Holloway
Curtis Holloway
Treasurer and principal financial officer

Date:	10/20/2026